Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
[1]	United States Treasury Note/Bond (Cost $186,277)	4.125%	5/31/2031	186,425	186,308
Corporate Bonds (98.2%)
Communications (5.0%)
	Airbnb Inc.	4.400%	3/16/2029	13,267	13,242
	Airbnb Inc.	4.650%	3/16/2031	20,032	20,024
	Alphabet Inc.	3.875%	11/15/2028	11,092	11,027
	Alphabet Inc.	3.700%	2/15/2029	39,335	38,807
	Alphabet Inc.	4.000%	5/15/2030	32,441	32,068
	Alphabet Inc.	1.100%	8/15/2030	70	62
	Alphabet Inc.	4.100%	11/15/2030	62,064	61,405
	Alphabet Inc.	4.100%	2/15/2031	52,724	52,017
	America Movil SAB de CV	3.625%	4/22/2029	15,220	14,783
	America Movil SAB de CV	2.875%	5/7/2030	20,741	19,327
	AppLovin Corp.	5.125%	12/1/2029	33,239	33,628
	AT&T Inc.	2.300%	6/1/2027	57,174	56,120
	AT&T Inc.	1.650%	2/1/2028	57,992	55,500
[2]	AT&T Inc.	4.100%	2/15/2028	11,229	11,183
	AT&T Inc.	4.350%	3/1/2029	33,976	33,887
[2]	AT&T Inc.	4.300%	2/15/2030	47,163	46,719
	AT&T Inc.	4.700%	8/15/2030	21,172	21,261
	AT&T Inc.	4.400%	4/30/2031	24,945	24,633
	Baidu Inc.	3.625%	7/6/2027	8,255	8,193
	Baidu Inc.	4.375%	3/29/2028	7,002	6,997
	Baidu Inc.	3.425%	4/7/2030	4,569	4,408
	Baidu Inc.	2.375%	10/9/2030	5,000	4,597
	Booking Holdings Inc.	3.550%	3/15/2028	1,839	1,814
	British Telecommunications plc	5.125%	12/4/2028	1,225	1,239
	British Telecommunications plc	9.625%	12/15/2030	39,223	46,695
	Charter Communications Operating LLC	3.750%	2/15/2028	34,734	34,143
	Charter Communications Operating LLC	4.200%	3/15/2028	5,226	5,170
	Charter Communications Operating LLC	2.250%	1/15/2029	32,465	30,305
	Charter Communications Operating LLC	5.050%	3/30/2029	31,515	31,509
	Charter Communications Operating LLC	6.100%	6/1/2029	44,536	45,847
	Charter Communications Operating LLC	2.800%	4/1/2031	14,635	13,078
	Comcast Corp.	3.150%	2/15/2028	17,363	17,047
	Comcast Corp.	3.550%	5/1/2028	3,906	3,852
	Comcast Corp.	4.150%	10/15/2028	67,108	66,912
	Comcast Corp.	4.550%	1/15/2029	18,407	18,487
	Comcast Corp.	5.100%	6/1/2029	21,984	22,419
	Comcast Corp.	2.650%	2/1/2030	34,642	32,398
	Comcast Corp.	3.400%	4/1/2030	16,838	16,190
	Comcast Corp.	4.250%	10/15/2030	10,484	10,353
	Comcast Corp.	1.950%	1/15/2031	26,638	23,634
	Comcast Corp.	1.500%	2/15/2031	28,076	24,351
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	60,830	68,795
	Electronic Arts Inc.	1.850%	2/15/2031	12,400	11,477
	Expedia Group Inc.	4.625%	8/1/2027	21,681	21,714
	Expedia Group Inc.	3.800%	2/15/2028	2,303	2,277
	Expedia Group Inc.	3.250%	2/15/2030	13,849	13,147
	Expedia Group Inc.	2.950%	3/15/2031	5,322	4,897
	Fox Corp.	4.709%	1/25/2029	53,101	53,263
	Koninklijke KPN NV	8.375%	10/1/2030	5,499	6,282
	Meta Platforms Inc.	3.500%	8/15/2027	32,818	32,611
	Meta Platforms Inc.	4.600%	5/15/2028	22,142	22,335
	Meta Platforms Inc.	4.300%	8/15/2029	31,563	31,590
	Meta Platforms Inc.	4.800%	5/15/2030	673	682
	Meta Platforms Inc.	4.200%	11/15/2030	66,499	65,615
	Meta Platforms Inc.	4.550%	5/15/2031	50,575	50,380
	Netflix Inc.	4.875%	4/15/2028	31,801	32,165
	Netflix Inc.	5.875%	11/15/2028	40,526	41,991
	Netflix Inc.	6.375%	5/15/2029	149	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omnicom Group Inc.	4.650%	10/1/2028	19,646	19,656
	Omnicom Group Inc.	4.750%	3/30/2030	13,094	13,131
	Omnicom Group Inc.	2.450%	4/30/2030	1,445	1,330
	Omnicom Group Inc.	4.200%	6/1/2030	9,995	9,812
	Omnicom Group Inc.	2.400%	3/1/2031	7,200	6,445
	Orange SA	9.000%	3/1/2031	41,079	48,253
	Rogers Communications Inc.	5.000%	2/15/2029	28,810	29,035
	Sprint Capital Corp.	6.875%	11/15/2028	56,426	59,432
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	17,624	17,762
	Telefonica Europe BV	8.250%	9/15/2030	20,188	22,770
	TELUS Corp.	3.700%	9/15/2027	1,195	1,183
	Tencent Music Entertainment Group	2.000%	9/3/2030	9,405	8,511
	T-Mobile USA Inc.	2.050%	2/15/2028	47,871	46,074
	T-Mobile USA Inc.	4.950%	3/15/2028	50	50
	T-Mobile USA Inc.	4.800%	7/15/2028	150	151
	T-Mobile USA Inc.	4.850%	1/15/2029	2,337	2,358
	T-Mobile USA Inc.	2.625%	2/15/2029	19,270	18,356
	T-Mobile USA Inc.	2.400%	3/15/2029	15,196	14,365
	T-Mobile USA Inc.	3.375%	4/15/2029	37,610	36,497
	T-Mobile USA Inc.	4.200%	10/1/2029	25,166	24,923
	T-Mobile USA Inc.	3.875%	4/15/2030	100,327	97,631
	T-Mobile USA Inc.	2.550%	2/15/2031	38,040	34,611
	T-Mobile USA Inc.	2.875%	2/15/2031	16,500	15,215
	T-Mobile USA Inc.	3.500%	4/15/2031	45,000	42,631
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	29,875	29,555
	Uber Technologies Inc.	4.300%	1/15/2030	16,493	16,329
	Uber Technologies Inc.	4.150%	1/15/2031	22,663	22,168
	Verizon Communications Inc.	2.100%	3/22/2028	55,317	53,206
	Verizon Communications Inc.	4.329%	9/21/2028	875	875
	Verizon Communications Inc.	3.875%	2/8/2029	240	237
	Verizon Communications Inc.	4.016%	12/3/2029	70,144	69,138
	Verizon Communications Inc.	3.150%	3/22/2030	39,381	37,518
	Verizon Communications Inc.	1.500%	9/18/2030	20,422	18,026
	Verizon Communications Inc.	1.680%	10/30/2030	760	672
	Verizon Communications Inc.	7.750%	12/1/2030	4,222	4,737
	Verizon Communications Inc.	1.750%	1/20/2031	37,494	33,091
	Verizon Communications Inc.	2.550%	3/21/2031	67,185	61,296
	Vodafone Group plc	7.875%	2/15/2030	8,263	9,167
	Walt Disney Co.	2.200%	1/13/2028	9,189	8,932
	Walt Disney Co.	3.750%	3/14/2029	23,144	22,823
	Walt Disney Co.	2.000%	9/1/2029	20,592	19,136
	Walt Disney Co.	3.800%	3/22/2030	17,198	16,847
	Walt Disney Co.	2.650%	1/13/2031	42,259	39,166
	Walt Disney Co.	4.000%	3/14/2031	28,500	27,962
	Weibo Corp.	3.375%	7/8/2030	12,709	11,947
					2,547,719
Consumer Discretionary (7.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	37,818	37,397
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	14,922	15,221
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	18,610	16,867
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	200	130
	Amazon.com Inc.	1.200%	6/3/2027	4,586	4,465
	Amazon.com Inc.	3.150%	8/22/2027	71,292	70,573
	Amazon.com Inc.	4.550%	12/1/2027	50,698	51,081
	Amazon.com Inc.	3.850%	3/13/2028	30,182	30,052
	Amazon.com Inc.	1.650%	5/12/2028	49,432	47,192
	Amazon.com Inc.	3.900%	11/20/2028	61,652	61,211
	Amazon.com Inc.	4.000%	3/13/2029	39,954	39,663
	Amazon.com Inc.	3.450%	4/13/2029	9,592	9,396
	Amazon.com Inc.	4.650%	12/1/2029	10,773	10,878
	Amazon.com Inc.	1.500%	6/3/2030	29,504	26,402
	Amazon.com Inc.	4.100%	11/20/2030	38,093	37,566
	Amazon.com Inc.	4.250%	3/13/2031	97,899	96,785
	Amazon.com Inc.	2.100%	5/12/2031	37,110	33,219
	American Honda Finance Corp.	4.550%	7/9/2027	33,111	33,172
[2]	American Honda Finance Corp.	4.450%	10/22/2027	28,106	28,114
	American Honda Finance Corp.	4.700%	1/12/2028	16,780	16,839
[2]	American Honda Finance Corp.	3.500%	2/15/2028	50	49
	American Honda Finance Corp.	4.550%	3/3/2028	2,135	2,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Honda Finance Corp.	2.000%	3/24/2028	25,688	24,580
[2]	American Honda Finance Corp.	4.550%	4/10/2028	7,087	7,085
[2]	American Honda Finance Corp.	5.125%	7/7/2028	5,130	5,184
	American Honda Finance Corp.	4.250%	9/1/2028	24,956	24,811
	American Honda Finance Corp.	5.650%	11/15/2028	757	776
	American Honda Finance Corp.	4.150%	1/8/2029	14,349	14,198
[2]	American Honda Finance Corp.	2.250%	1/12/2029	550	518
[2]	American Honda Finance Corp.	4.400%	9/5/2029	11,734	11,635
	American Honda Finance Corp.	4.800%	3/5/2030	7,573	7,568
	American Honda Finance Corp.	4.600%	4/17/2030	12,653	12,556
[2]	American Honda Finance Corp.	4.500%	9/4/2030	7,299	7,203
[2]	American Honda Finance Corp.	5.850%	10/4/2030	7,308	7,589
	American Honda Finance Corp.	4.450%	1/8/2031	9,688	9,519
[2]	American Honda Finance Corp.	1.800%	1/13/2031	10,652	9,310
[2]	American Honda Finance Corp.	4.900%	4/10/2031	7,292	7,273
[2]	American Honda Finance Corp.	5.050%	7/10/2031	17,643	17,745
[2]	American Honda Finance Corp.	4.850%	10/23/2031	8,950	8,929
	AutoNation Inc.	3.800%	11/15/2027	1,908	1,888
	AutoNation Inc.	4.450%	1/15/2029	14,823	14,692
	AutoNation Inc.	4.750%	6/1/2030	17,041	16,955
	AutoNation Inc.	2.400%	8/1/2031	9,371	8,245
	AutoZone Inc.	3.750%	6/1/2027	19,765	19,660
	AutoZone Inc.	4.500%	2/1/2028	10,630	10,645
	AutoZone Inc.	6.250%	11/1/2028	8,796	9,133
	AutoZone Inc.	3.750%	4/18/2029	9,997	9,792
	AutoZone Inc.	5.100%	7/15/2029	14,712	14,943
	AutoZone Inc.	4.000%	4/15/2030	1,468	1,434
	AutoZone Inc.	5.125%	6/15/2030	5,867	5,956
	AutoZone Inc.	1.650%	1/15/2031	11,552	10,066
	Best Buy Co. Inc.	4.450%	10/1/2028	9,061	9,062
	Best Buy Co. Inc.	1.950%	10/1/2030	9,341	8,322
	Block Financial LLC	2.500%	7/15/2028	14,410	13,743
	Block Financial LLC	3.875%	8/15/2030	1,828	1,740
	BorgWarner Inc.	2.650%	7/1/2027	18,458	18,140
	Brunswick Corp.	5.850%	3/18/2029	96	99
	Choice Hotels International Inc.	3.700%	12/1/2029	8,613	8,264
	Choice Hotels International Inc.	3.700%	1/15/2031	10,630	10,020
[2]	Cornell University	4.169%	6/15/2030	15,758	15,617
	Darden Restaurants Inc.	4.350%	10/15/2027	5,367	5,358
	Darden Restaurants Inc.	4.550%	10/15/2029	1,370	1,363
	DR Horton Inc.	1.400%	10/15/2027	891	857
	DR Horton Inc.	4.850%	10/15/2030	7,171	7,225
	eBay Inc.	3.600%	6/5/2027	3,831	3,804
	eBay Inc.	5.950%	11/22/2027	3,911	3,994
	eBay Inc.	4.250%	3/6/2029	2,724	2,699
	eBay Inc.	2.700%	3/11/2030	19,308	17,942
	eBay Inc.	2.600%	5/10/2031	12,448	11,248
	Ford Motor Co.	6.625%	10/1/2028	4,299	4,454
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	24,211	24,026
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	20,403	20,104
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	21,195	21,872
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	21,992	21,252
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	32,266	33,263
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	29,956	31,044
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	6,630	6,252
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	12,364	12,541
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	9,149	9,085
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	17,342	17,291
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	24,905	24,927
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	25,137	25,533
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	1,652	1,752
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	19,738	19,965
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	16,640	15,715
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	19,724	20,173
	Ford Motor Credit Co. LLC	5.420%	4/9/2031	6,352	6,331
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	12,560	11,549
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	14,018	14,276
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	19,317	18,437
	General Motors Co.	4.200%	10/1/2027	29,697	29,611
	General Motors Co.	6.800%	10/1/2027	8,353	8,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.350%	4/15/2028	2,235	2,265
	General Motors Co.	5.000%	10/1/2028	2,238	2,255
	General Motors Co.	5.400%	10/15/2029	17,565	17,944
	General Motors Co.	5.625%	4/15/2030	20,162	20,750
	General Motors Financial Co. Inc.	5.000%	7/15/2027	20,640	20,776
	General Motors Financial Co. Inc.	5.350%	7/15/2027	15,100	15,253
	General Motors Financial Co. Inc.	2.700%	8/20/2027	27,531	26,972
	General Motors Financial Co. Inc.	3.850%	1/5/2028	3,498	3,465
	General Motors Financial Co. Inc.	6.000%	1/9/2028	1,840	1,879
	General Motors Financial Co. Inc.	5.050%	4/4/2028	16,523	16,661
	General Motors Financial Co. Inc.	2.400%	4/10/2028	36,775	35,385
	General Motors Financial Co. Inc.	5.800%	6/23/2028	38,664	39,520
	General Motors Financial Co. Inc.	2.400%	10/15/2028	198	188
	General Motors Financial Co. Inc.	4.200%	10/27/2028	8,267	8,202
	General Motors Financial Co. Inc.	5.800%	1/7/2029	32,233	33,130
	General Motors Financial Co. Inc.	5.650%	1/17/2029	302	309
	General Motors Financial Co. Inc.	4.300%	4/6/2029	4,239	4,195
	General Motors Financial Co. Inc.	4.750%	4/6/2029	13,772	13,803
	General Motors Financial Co. Inc.	5.550%	7/15/2029	39,556	40,494
	General Motors Financial Co. Inc.	4.900%	10/6/2029	28,645	28,798
	General Motors Financial Co. Inc.	5.350%	1/7/2030	27,608	28,150
	General Motors Financial Co. Inc.	5.850%	4/6/2030	113	117
	General Motors Financial Co. Inc.	3.600%	6/21/2030	22,697	21,692
	General Motors Financial Co. Inc.	5.450%	7/15/2030	13,576	13,892
	General Motors Financial Co. Inc.	2.350%	1/8/2031	18,595	16,668
	General Motors Financial Co. Inc.	4.600%	1/8/2031	26,138	25,876
	General Motors Financial Co. Inc.	5.750%	2/8/2031	2,329	2,410
	General Motors Financial Co. Inc.	2.700%	6/10/2031	16,343	14,743
	General Motors Financial Co. Inc.	5.600%	6/18/2031	18,680	19,236
	General Motors Financial Co. Inc.	3.100%	1/12/2032	18,942	17,156
	Genuine Parts Co.	4.950%	8/15/2029	22,556	22,476
	Genuine Parts Co.	1.875%	11/1/2030	15,448	13,426
	Hasbro Inc.	4.650%	3/12/2031	13,027	12,883
	Home Depot Inc.	4.875%	6/25/2027	110	111
	Home Depot Inc.	2.800%	9/14/2027	23,379	23,003
	Home Depot Inc.	0.900%	3/15/2028	2,220	2,099
	Home Depot Inc.	3.750%	9/15/2028	1,277	1,265
	Home Depot Inc.	3.900%	12/6/2028	22,037	21,904
	Home Depot Inc.	4.900%	4/15/2029	17,387	17,659
	Home Depot Inc.	2.950%	6/15/2029	17,684	17,006
	Home Depot Inc.	4.750%	6/25/2029	24,804	25,109
	Home Depot Inc.	2.700%	4/15/2030	27,868	26,204
	Home Depot Inc.	3.950%	9/15/2030	282	277
	Home Depot Inc.	1.375%	3/15/2031	20,273	17,560
	Home Depot Inc.	4.850%	6/25/2031	12,505	12,719
	Home Depot Inc.	1.875%	9/15/2031	13,810	12,104
	Honda Motor Co. Ltd.	4.436%	7/8/2028	26,253	26,198
	Honda Motor Co. Ltd.	4.688%	7/8/2030	14,538	14,460
	Hyatt Hotels Corp.	5.050%	3/30/2028	574	579
	Hyatt Hotels Corp.	4.375%	9/15/2028	542	539
	Hyatt Hotels Corp.	5.250%	6/30/2029	5,502	5,590
	Hyatt Hotels Corp.	5.750%	4/23/2030	14,019	14,411
	Hyatt Hotels Corp.	5.375%	12/15/2031	8,222	8,377
	JD.com Inc.	3.375%	1/14/2030	11,773	11,389
	Las Vegas Sands Corp.	5.900%	6/1/2027	2,449	2,479
	Las Vegas Sands Corp.	5.625%	6/15/2028	7,469	7,575
	Las Vegas Sands Corp.	3.900%	8/8/2029	3,439	3,325
	Las Vegas Sands Corp.	6.000%	8/15/2029	1,579	1,623
	Las Vegas Sands Corp.	6.000%	6/14/2030	5,789	5,972
	Las Vegas Sands Corp.	5.300%	5/15/2031	4,060	4,061
	Lear Corp.	3.800%	9/15/2027	672	667
	Lear Corp.	4.250%	5/15/2029	9,815	9,696
	Lear Corp.	3.500%	5/30/2030	13,207	12,576
	Leggett & Platt Inc.	3.500%	11/15/2027	4,169	4,083
	Leggett & Platt Inc.	4.400%	3/15/2029	18,431	17,974
	Leland Stanford Junior University	1.289%	6/1/2027	7,258	7,065
[2]	Leland Stanford Junior University	4.146%	8/1/2030	566	562
	Lennar Corp.	5.000%	6/15/2027	3,229	3,236
	Lennar Corp.	4.750%	11/29/2027	248	248
	Lennar Corp.	5.200%	7/30/2030	30,317	30,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.950%	10/15/2027	21,566	21,478
	Lowe's Cos. Inc.	1.300%	4/15/2028	33,848	32,002
	Lowe's Cos. Inc.	1.700%	9/15/2028	21,496	20,238
	Lowe's Cos. Inc.	4.000%	10/15/2028	21,218	21,013
	Lowe's Cos. Inc.	3.650%	4/5/2029	9,207	9,004
	Lowe's Cos. Inc.	4.500%	4/15/2030	26,720	26,703
	Lowe's Cos. Inc.	1.700%	10/15/2030	19,813	17,526
	Lowe's Cos. Inc.	4.250%	3/15/2031	22,324	21,907
	Lowe's Cos. Inc.	2.625%	4/1/2031	22,678	20,682
	Magna International Inc.	5.050%	3/14/2029	290	294
	Magna International Inc.	2.450%	6/15/2030	8,981	8,242
	Marriott International Inc.	4.200%	7/15/2027	802	801
	Marriott International Inc.	5.000%	10/15/2027	21,989	22,202
[2]	Marriott International Inc.	4.000%	4/15/2028	9,842	9,782
	Marriott International Inc.	5.550%	10/15/2028	19,994	20,470
[2]	Marriott International Inc.	4.650%	12/1/2028	3,622	3,631
	Marriott International Inc.	4.900%	4/15/2029	18,427	18,616
	Marriott International Inc.	4.875%	5/15/2029	14,888	15,030
[2]	Marriott International Inc.	4.625%	6/15/2030	23,452	23,399
	Marriott International Inc.	4.500%	10/15/2031	11,158	11,037
	Masco Corp.	3.500%	11/15/2027	3,164	3,120
	Masco Corp.	1.500%	2/15/2028	3,814	3,629
	Masco Corp.	2.000%	2/15/2031	15,806	13,933
	Mattel Inc.	5.000%	11/17/2030	6,710	6,693
[2]	McDonald's Corp.	3.500%	7/1/2027	19,317	19,176
[2]	McDonald's Corp.	3.800%	4/1/2028	24,917	24,716
	McDonald's Corp.	4.800%	8/14/2028	9,122	9,206
[2]	McDonald's Corp.	5.000%	5/17/2029	19,982	20,327
[2]	McDonald's Corp.	2.625%	9/1/2029	6,783	6,428
[2]	McDonald's Corp.	2.125%	3/1/2030	7,896	7,251
	McDonald's Corp.	4.600%	5/15/2030	15,004	15,094
[2]	McDonald's Corp.	3.600%	7/1/2030	9,925	9,621
	McDonald's Corp.	4.400%	2/12/2031	10,888	10,843
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	29,410	33,888
	Meritage Homes Corp.	5.125%	6/6/2027	5,870	5,878
	Mohawk Industries Inc.	5.850%	9/18/2028	9,254	9,494
	Mohawk Industries Inc.	3.625%	5/15/2030	12,618	12,126
	NIKE Inc.	2.850%	3/27/2030	27,828	26,294
	NVR Inc.	3.000%	5/15/2030	19,945	18,745
	O'Reilly Automotive Inc.	3.600%	9/1/2027	18,201	18,034
	O'Reilly Automotive Inc.	3.900%	6/1/2029	21,046	20,683
	O'Reilly Automotive Inc.	4.200%	4/1/2030	14,837	14,622
	Owens Corning	5.500%	6/15/2027	23,155	23,443
	Owens Corning	3.950%	8/15/2029	6,652	6,537
	Owens Corning	3.500%	2/15/2030	1,485	1,428
	Owens Corning	3.875%	6/1/2030	6,100	5,925
	Polaris Inc.	6.950%	3/15/2029	6,016	6,286
	Polaris Inc.	5.600%	3/1/2031	6,150	6,134
	President & Fellows of Harvard College	4.887%	3/15/2030	6,533	6,664
	PulteGroup Inc.	4.250%	3/1/2031	8,020	7,828
	PVH Corp.	5.500%	6/13/2030	9,456	9,585
	Ralph Lauren Corp.	2.950%	6/15/2030	16,146	15,174
	Ross Stores Inc.	1.875%	4/15/2031	12,266	10,810
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	4,456	4,628
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	1,160	1,143
	Sands China Ltd.	5.400%	8/8/2028	31,606	31,981
	Sands China Ltd.	2.850%	3/8/2029	10,906	10,366
	Sands China Ltd.	4.375%	6/18/2030	12,040	11,764
	Sekisui House US Inc.	3.850%	1/15/2030	7,604	7,251
	Stanley Black & Decker Inc.	6.000%	3/6/2028	1,125	1,155
	Stanley Black & Decker Inc.	4.250%	11/15/2028	14,709	14,647
	Stanley Black & Decker Inc.	2.300%	3/15/2030	803	736
	Starbucks Corp.	3.500%	3/1/2028	16,341	16,115
	Starbucks Corp.	4.500%	5/15/2028	13,290	13,309
	Starbucks Corp.	4.000%	11/15/2028	21,175	20,965
	Starbucks Corp.	3.550%	8/15/2029	5,055	4,931
	Starbucks Corp.	2.250%	3/12/2030	16,048	14,744
	Starbucks Corp.	2.550%	11/15/2030	33,983	31,185
	Starbucks Corp.	4.900%	2/15/2031	14,355	14,517
[2]	Tapestry Inc.	4.125%	7/15/2027	7,214	7,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	5.100%	3/11/2030	14,268	14,416
	TJX Cos. Inc.	3.875%	4/15/2030	17,052	16,743
	Toll Brothers Finance Corp.	4.350%	2/15/2028	10,009	9,969
	Toll Brothers Finance Corp.	3.800%	11/1/2029	5,411	5,269
	Toyota Motor Corp.	4.186%	6/30/2027	11,726	11,736
	Toyota Motor Corp.	5.118%	7/13/2028	4,392	4,466
	Toyota Motor Corp.	3.669%	7/20/2028	2,295	2,271
	Toyota Motor Corp.	2.760%	7/2/2029	257	245
	Toyota Motor Corp.	4.450%	6/30/2030	15,846	15,831
	Toyota Motor Corp.	2.362%	3/25/2031	2,151	1,949
[2]	Toyota Motor Credit Corp.	1.150%	8/13/2027	7,819	7,558
[2]	Toyota Motor Credit Corp.	4.550%	9/20/2027	36,037	36,235
[2]	Toyota Motor Credit Corp.	4.350%	10/8/2027	9,677	9,708
	Toyota Motor Credit Corp.	5.450%	11/10/2027	20,401	20,778
[2]	Toyota Motor Credit Corp.	3.050%	1/11/2028	900	885
[2]	Toyota Motor Credit Corp.	3.750%	1/12/2028	11,791	11,718
[2]	Toyota Motor Credit Corp.	1.900%	4/6/2028	21,496	20,657
[2]	Toyota Motor Credit Corp.	4.250%	5/12/2028	15,530	15,564
	Toyota Motor Credit Corp.	4.050%	9/5/2028	24,257	24,154
[2]	Toyota Motor Credit Corp.	5.250%	9/11/2028	1,262	1,288
[2]	Toyota Motor Credit Corp.	4.050%	3/13/2029	13,553	13,446
[2]	Toyota Motor Credit Corp.	4.450%	6/29/2029	1,022	1,023
	Toyota Motor Credit Corp.	4.550%	8/9/2029	17,532	17,589
	Toyota Motor Credit Corp.	4.950%	1/9/2030	21,075	21,392
[2]	Toyota Motor Credit Corp.	2.150%	2/13/2030	1,425	1,312
[2]	Toyota Motor Credit Corp.	3.375%	4/1/2030	22,988	22,061
	Toyota Motor Credit Corp.	4.800%	5/15/2030	28,670	28,951
[2]	Toyota Motor Credit Corp.	4.550%	5/17/2030	12,140	12,154
	Toyota Motor Credit Corp.	5.550%	11/20/2030	12,490	12,973
[2]	Toyota Motor Credit Corp.	1.650%	1/10/2031	15,694	13,790
[2]	Toyota Motor Credit Corp.	4.200%	1/10/2031	23,232	22,898
	Toyota Motor Credit Corp.	5.100%	3/21/2031	24,077	24,580
[2]	Toyota Motor Credit Corp.	4.550%	5/14/2031	16,912	16,860
	Toyota Motor Credit Corp.	1.900%	9/12/2031	9,211	8,036
[2]	Toyota Motor Credit Corp.	4.600%	10/10/2031	11,384	11,369
	Tractor Supply Co.	1.750%	11/1/2030	22,626	19,953
	Trustees of Dartmouth College	4.273%	6/1/2030	7,500	7,481
	Trustees of Princeton University	4.647%	7/1/2030	3,000	3,037
[2]	Yale University	1.482%	4/15/2030	2,308	2,084
					3,849,980
Consumer Staples (5.3%)
	Ahold Finance USA LLC	6.875%	5/1/2029	9,884	10,474
	Altria Group Inc.	4.875%	2/4/2028	12,665	12,750
	Altria Group Inc.	6.200%	11/1/2028	11,458	11,891
	Altria Group Inc.	4.800%	2/14/2029	22,150	22,293
	Altria Group Inc.	3.400%	5/6/2030	1,368	1,308
	Altria Group Inc.	4.500%	8/6/2030	10,920	10,855
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	57,967	58,445
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	40,102	38,732
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	8,028	7,673
	Avery Dennison Corp.	4.875%	12/6/2028	14,310	14,419
	Avery Dennison Corp.	2.650%	4/30/2030	16,068	14,841
	BAT Capital Corp.	3.557%	8/15/2027	44,556	44,159
	BAT Capital Corp.	2.259%	3/25/2028	35,631	34,282
	BAT Capital Corp.	3.462%	9/6/2029	23,469	22,652
	BAT Capital Corp.	4.906%	4/2/2030	21,249	21,406
	BAT Capital Corp.	6.343%	8/2/2030	21,966	23,318
	BAT Capital Corp.	5.834%	2/20/2031	11,988	12,511
	BAT Capital Corp.	2.726%	3/25/2031	30,460	27,819
	BAT International Finance plc	4.448%	3/16/2028	26,740	26,746
	BAT International Finance plc	5.931%	2/2/2029	252	261
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	199
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	1,439	1,433
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	29,711	29,385
	Bunge Ltd. Finance Corp.	4.550%	8/4/2030	735	731
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	10,544	9,841
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	7,760	7,093
	Campbell's Co.	4.150%	3/15/2028	16,649	16,483
	Campbell's Co.	5.200%	3/21/2029	20,727	20,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Campbell's Co.	2.375%	4/24/2030	4,150	3,748
	Campbell's Co.	4.550%	3/21/2031	9,535	9,235
	Church & Dwight Co. Inc.	3.150%	8/1/2027	7,579	7,484
	Clorox Co.	3.100%	10/1/2027	7,269	7,150
	Clorox Co.	4.400%	5/1/2029	18,391	18,299
	Clorox Co.	1.800%	5/15/2030	9,634	8,646
	Clorox Co.	4.700%	5/15/2031	9,250	9,199
	Coca-Cola Co.	1.450%	6/1/2027	39,877	38,916
	Coca-Cola Co.	1.500%	3/5/2028	225	215
	Coca-Cola Co.	1.000%	3/15/2028	23,161	21,951
	Coca-Cola Co.	2.125%	9/6/2029	17,926	16,819
	Coca-Cola Co.	3.450%	3/25/2030	3,332	3,236
	Coca-Cola Co.	1.650%	6/1/2030	21,783	19,667
	Coca-Cola Co.	2.000%	3/5/2031	9,100	8,182
	Coca-Cola Co.	1.375%	3/15/2031	25,370	22,125
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	12,194	12,434
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	24,557	22,947
	Colgate-Palmolive Co.	3.100%	8/15/2027	626	620
	Colgate-Palmolive Co.	4.600%	3/1/2028	417	421
	Colgate-Palmolive Co.	4.200%	5/1/2030	9,566	9,584
	Conagra Brands Inc.	1.375%	11/1/2027	32,599	31,151
	Conagra Brands Inc.	4.850%	11/1/2028	25,534	25,581
	Conagra Brands Inc.	5.000%	8/1/2030	16,398	16,383
	Constellation Brands Inc.	3.600%	2/15/2028	1,887	1,861
	Constellation Brands Inc.	4.650%	11/15/2028	13,837	13,873
	Constellation Brands Inc.	4.800%	1/15/2029	156	157
	Constellation Brands Inc.	3.150%	8/1/2029	18,821	18,022
	Constellation Brands Inc.	2.875%	5/1/2030	1,287	1,206
	Constellation Brands Inc.	4.800%	5/1/2030	336	338
	Constellation Brands Inc.	4.850%	5/6/2031	8,725	8,730
	Constellation Brands Inc.	2.250%	8/1/2031	5,345	4,717
	Costco Wholesale Corp.	1.375%	6/20/2027	19,934	19,412
	Costco Wholesale Corp.	1.600%	4/20/2030	25,371	22,991
	Diageo Capital plc	5.300%	10/24/2027	24,759	25,103
	Diageo Capital plc	3.875%	5/18/2028	1,450	1,437
	Diageo Capital plc	2.375%	10/24/2029	26,544	24,775
	Diageo Capital plc	2.000%	4/29/2030	6,549	5,942
	Diageo Investment Corp.	5.125%	8/15/2030	24,426	24,864
	Dollar General Corp.	4.125%	5/1/2028	17,435	17,288
	Dollar General Corp.	5.200%	7/5/2028	13,401	13,563
	Dollar General Corp.	3.500%	4/3/2030	11,149	10,624
	Dollar Tree Inc.	4.200%	5/15/2028	21,494	21,373
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	10,277	10,277
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	5,050	4,702
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	2,830	2,638
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	11,835	10,477
	General Mills Inc.	4.200%	4/17/2028	30,782	30,674
	General Mills Inc.	5.500%	10/17/2028	13,891	14,200
	General Mills Inc.	4.875%	1/30/2030	20,082	20,218
	General Mills Inc.	2.875%	4/15/2030	6,424	6,014
	Haleon US Capital LLC	3.375%	3/24/2029	28,368	27,539
	Hershey Co.	4.550%	2/24/2028	6,474	6,514
	Hershey Co.	4.250%	5/4/2028	10,008	10,012
	Hershey Co.	4.750%	2/24/2030	15,107	15,297
	Hershey Co.	1.700%	6/1/2030	1,897	1,704
	Hormel Foods Corp.	1.700%	6/3/2028	5,898	5,602
	Hormel Foods Corp.	1.800%	6/11/2030	18,275	16,441
	Ingredion Inc.	2.900%	6/1/2030	12,283	11,479
	J M Smucker Co.	3.375%	12/15/2027	24,634	24,255
	J M Smucker Co.	5.900%	11/15/2028	16,648	17,182
	J M Smucker Co.	2.375%	3/15/2030	1,373	1,267
	JBS NV	3.000%	2/2/2029	2,576	2,471
	JBS NV	3.750%	12/1/2031	5,000	4,669
	Kellanova	3.400%	11/15/2027	380	376
	Kellanova	4.300%	5/15/2028	7,358	7,358
	Kellanova	2.100%	6/1/2030	5,169	4,707
[2]	Kellanova	7.450%	4/1/2031	9,144	10,250
	Kenvue Inc.	5.050%	3/22/2028	22,527	22,800
	Kenvue Inc.	5.000%	3/22/2030	17,491	17,772
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	24,358	24,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	26,659	26,930
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	7,863	7,717
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	10,546	9,926
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	19,820	19,698
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	6,000	5,338
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	6,675	6,763
	Kimberly-Clark Corp.	1.050%	9/15/2027	129	124
	Kimberly-Clark Corp.	3.950%	11/1/2028	5,546	5,505
	Kimberly-Clark Corp.	3.200%	4/25/2029	8,006	7,758
	Kimberly-Clark Corp.	3.100%	3/26/2030	20,116	19,160
	Kraft Heinz Foods Co.	4.625%	1/30/2029	131	131
	Kraft Heinz Foods Co.	3.750%	4/1/2030	14,329	13,880
	Kraft Heinz Foods Co.	4.250%	3/1/2031	6,936	6,794
	Kroger Co.	3.700%	8/1/2027	12,449	12,365
	Kroger Co.	4.500%	1/15/2029	10,641	10,650
	Kroger Co.	2.200%	5/1/2030	7,175	6,554
	Kroger Co.	1.700%	1/15/2031	15,500	13,612
	Kroger Co.	7.500%	4/1/2031	7,755	8,663
[3]	Maple Parent Holdings Corp.	4.750%	3/26/2029	3,538	3,534
[3]	Maple Parent Holdings Corp.	5.050%	3/26/2031	535	535
	McCormick & Co. Inc.	3.400%	8/15/2027	20,676	20,432
	McCormick & Co. Inc.	4.150%	2/15/2029	2,619	2,594
	McCormick & Co. Inc.	1.850%	2/15/2031	8,850	7,775
	Molson Coors Beverage Co.	4.900%	7/8/2031	5,950	5,969
	Mondelez International Inc.	4.250%	5/6/2028	15,047	15,004
	Mondelez International Inc.	4.125%	5/7/2028	6,938	6,894
	Mondelez International Inc.	4.750%	2/20/2029	946	953
	Mondelez International Inc.	2.750%	4/13/2030	13,202	12,339
	Mondelez International Inc.	4.500%	5/6/2030	14,353	14,296
	Mondelez International Inc.	1.500%	2/4/2031	5,380	4,673
	PepsiCo Inc.	3.000%	10/15/2027	30,442	30,044
	PepsiCo Inc.	4.450%	2/7/2028	1,486	1,493
	PepsiCo Inc.	3.600%	2/18/2028	24,048	23,841
	PepsiCo Inc.	4.450%	5/15/2028	15,415	15,506
	PepsiCo Inc.	4.100%	1/15/2029	25,708	25,642
	PepsiCo Inc.	7.000%	3/1/2029	1,117	1,194
	PepsiCo Inc.	4.500%	7/17/2029	2,725	2,742
	PepsiCo Inc.	2.625%	7/29/2029	18,272	17,387
	PepsiCo Inc.	2.750%	3/19/2030	43,090	40,641
	PepsiCo Inc.	1.625%	5/1/2030	22,000	19,839
	PepsiCo Inc.	4.300%	7/23/2030	13,436	13,452
	PepsiCo Inc.	1.400%	2/25/2031	314	274
	Philip Morris International Inc.	3.125%	8/17/2027	112	111
	Philip Morris International Inc.	4.375%	11/1/2027	20,884	20,921
	Philip Morris International Inc.	5.125%	11/17/2027	12,553	12,696
	Philip Morris International Inc.	4.875%	2/15/2028	44,457	44,841
	Philip Morris International Inc.	3.125%	3/2/2028	255	250
	Philip Morris International Inc.	4.125%	4/28/2028	20,304	20,211
	Philip Morris International Inc.	5.250%	9/7/2028	3,279	3,341
	Philip Morris International Inc.	3.875%	10/27/2028	263	260
	Philip Morris International Inc.	4.875%	2/13/2029	25,246	25,506
	Philip Morris International Inc.	4.125%	4/27/2029	7,275	7,210
	Philip Morris International Inc.	3.375%	8/15/2029	545	527
	Philip Morris International Inc.	4.625%	11/1/2029	19,910	19,997
	Philip Morris International Inc.	5.625%	11/17/2029	37,481	38,748
	Philip Morris International Inc.	5.125%	2/15/2030	29,077	29,635
	Philip Morris International Inc.	4.375%	4/30/2030	26,653	26,460
	Philip Morris International Inc.	2.100%	5/1/2030	10,129	9,241
	Philip Morris International Inc.	5.500%	9/7/2030	3,625	3,747
	Philip Morris International Inc.	4.000%	10/29/2030	12,946	12,665
	Philip Morris International Inc.	1.750%	11/1/2030	25,409	22,541
	Philip Morris International Inc.	5.125%	2/13/2031	23,306	23,799
	Pilgrim's Pride Corp.	4.250%	4/15/2031	16,000	15,348
	Procter & Gamble Co.	2.850%	8/11/2027	21,914	21,612
	Procter & Gamble Co.	3.950%	1/26/2028	3,926	3,921
	Procter & Gamble Co.	4.350%	1/29/2029	22,524	22,652
	Procter & Gamble Co.	3.000%	3/25/2030	26,183	25,016
	Procter & Gamble Co.	4.050%	5/1/2030	28,694	28,539
	Procter & Gamble Co.	1.200%	10/29/2030	6,252	5,474
	Sysco Corp.	3.250%	7/15/2027	7,855	7,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	5.750%	1/17/2029	21,981	22,586
	Sysco Corp.	2.400%	2/15/2030	2,379	2,191
	Sysco Corp.	5.100%	9/23/2030	19,497	19,729
	Sysco Corp.	4.400%	7/25/2031	4,890	4,776
	Target Corp.	4.350%	6/15/2028	11,345	11,373
	Target Corp.	3.375%	4/15/2029	26,670	26,027
	Target Corp.	2.350%	2/15/2030	3,861	3,589
	Target Corp.	2.650%	9/15/2030	3,370	3,128
	Tyson Foods Inc.	3.550%	6/2/2027	23,973	23,813
	Tyson Foods Inc.	4.350%	3/1/2029	32,455	32,301
	Tyson Foods Inc.	5.400%	3/15/2029	17,695	18,088
	Unilever Capital Corp.	4.250%	8/12/2027	63	63
	Unilever Capital Corp.	3.500%	3/22/2028	22,411	22,150
	Unilever Capital Corp.	4.875%	9/8/2028	22,109	22,403
	Unilever Capital Corp.	2.125%	9/6/2029	16,176	15,138
	Unilever Capital Corp.	1.375%	9/14/2030	600	529
	Walmart Inc.	3.950%	9/9/2027	23,558	23,541
	Walmart Inc.	3.900%	4/15/2028	23,348	23,292
	Walmart Inc.	3.700%	6/26/2028	30,417	30,207
	Walmart Inc.	1.500%	9/22/2028	29,154	27,512
	Walmart Inc.	4.000%	4/30/2029	5,235	5,212
	Walmart Inc.	2.375%	9/24/2029	1,307	1,233
	Walmart Inc.	7.550%	2/15/2030	4,009	4,468
	Walmart Inc.	4.000%	4/15/2030	7,592	7,535
	Walmart Inc.	4.350%	4/28/2030	750	754
	Walmart Inc.	4.150%	4/30/2031	12,408	12,315
	Walmart Inc.	1.800%	9/22/2031	22,380	19,811
					2,689,889
Energy (5.6%)
[2]	APA Corp.	4.250%	1/15/2030	10,556	10,409
	Baker Hughes Holdings LLC	3.337%	12/15/2027	31,811	31,374
	Baker Hughes Holdings LLC	4.050%	3/11/2029	5,773	5,719
	Baker Hughes Holdings LLC	3.138%	11/7/2029	18,909	18,121
	Baker Hughes Holdings LLC	4.486%	5/1/2030	25	25
	Boardwalk Pipelines LP	4.450%	7/15/2027	1,327	1,325
	Boardwalk Pipelines LP	4.800%	5/3/2029	6,065	6,083
	Boardwalk Pipelines LP	3.400%	2/15/2031	1,610	1,507
	BP Capital Markets America Inc.	5.017%	11/17/2027	37,798	38,211
	BP Capital Markets America Inc.	3.937%	9/21/2028	25,388	25,158
	BP Capital Markets America Inc.	4.234%	11/6/2028	40,092	39,958
	BP Capital Markets America Inc.	4.699%	4/10/2029	490	494
	BP Capital Markets America Inc.	4.970%	10/17/2029	24,105	24,487
	BP Capital Markets America Inc.	4.868%	11/25/2029	24,628	24,950
	BP Capital Markets America Inc.	3.633%	4/6/2030	38,238	37,145
	BP Capital Markets America Inc.	1.749%	8/10/2030	100	90
	BP Capital Markets plc	3.279%	9/19/2027	186	184
	BP Capital Markets plc	3.723%	11/28/2028	17,535	17,261
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	30,685	30,564
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	20,132	20,427
	Cenovus Energy Inc.	4.650%	3/20/2031	645	640
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	20,883	20,973
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	38,064	36,961
	Cheniere Energy Inc.	4.625%	10/15/2028	22,463	22,435
	Cheniere Energy Partners LP	4.500%	10/1/2029	47,300	47,054
	Cheniere Energy Partners LP	4.000%	3/1/2031	11,140	10,740
	Chevron Corp.	2.236%	5/11/2030	5,143	4,749
	Chevron USA Inc.	1.018%	8/12/2027	485	468
	Chevron USA Inc.	3.850%	1/15/2028	21,614	21,525
	Chevron USA Inc.	4.475%	2/26/2028	7,653	7,694
	Chevron USA Inc.	4.050%	8/13/2028	27,711	27,620
	Chevron USA Inc.	4.687%	4/15/2030	33,139	33,455
	Chevron USA Inc.	4.300%	10/15/2030	24,674	24,650
	ConocoPhillips Co.	6.950%	4/15/2029	35	37
	ConocoPhillips Co.	4.700%	1/15/2030	42,569	42,871
	Continental Resources Inc.	4.375%	1/15/2028	19,232	19,127
	DCP Midstream Operating LP	5.625%	7/15/2027	12,705	12,839
	DCP Midstream Operating LP	5.125%	5/15/2029	13,898	14,091
	Diamondback Energy Inc.	3.500%	12/1/2029	26,876	26,067
	Diamondback Energy Inc.	5.150%	1/30/2030	27,123	27,658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	5,487	5,190
	Enbridge Inc.	3.700%	7/15/2027	5,373	5,336
	Enbridge Inc.	6.000%	11/15/2028	385	398
	Enbridge Inc.	4.200%	11/20/2028	2,081	2,067
	Enbridge Inc.	5.300%	4/5/2029	15,931	16,239
	Enbridge Inc.	3.125%	11/15/2029	26,513	25,280
	Enbridge Inc.	4.900%	6/20/2030	24,751	24,927
	Enbridge Inc.	6.200%	11/15/2030	1,537	1,625
	Enbridge Inc.	4.500%	2/15/2031	6,455	6,382
	Enbridge Inc.	4.850%	3/27/2031	21,895	21,975
	Enbridge Inc.	7.375%	3/15/2055	9,643	10,196
[2]	Energy Transfer LP	5.500%	6/1/2027	30,607	30,883
	Energy Transfer LP	4.000%	10/1/2027	404	402
	Energy Transfer LP	5.550%	2/15/2028	29,281	29,766
	Energy Transfer LP	4.950%	5/15/2028	22,683	22,874
	Energy Transfer LP	4.950%	6/15/2028	24,247	24,435
	Energy Transfer LP	6.100%	12/1/2028	3,095	3,204
	Energy Transfer LP	5.250%	4/15/2029	43,622	44,374
	Energy Transfer LP	5.250%	7/1/2029	27,276	27,783
	Energy Transfer LP	4.150%	9/15/2029	795	783
	Energy Transfer LP	5.200%	4/1/2030	2,847	2,903
	Energy Transfer LP	3.750%	5/15/2030	20,451	19,747
	Energy Transfer LP	6.400%	12/1/2030	3,827	4,077
	Energy Transfer LP	4.550%	1/15/2031	31,458	31,183
	Eni USA Inc.	7.300%	11/15/2027	428	445
	Enterprise Products Operating LLC	4.300%	6/20/2028	26,108	26,080
	Enterprise Products Operating LLC	4.150%	10/16/2028	17,470	17,418
	Enterprise Products Operating LLC	3.125%	7/31/2029	33,035	31,787
	Enterprise Products Operating LLC	2.800%	1/31/2030	35,833	33,776
	Enterprise Products Operating LLC	4.600%	1/15/2031	32,054	32,028
[2]	Enterprise Products Operating LLC	5.250%	8/16/2077	14,802	14,769
[2]	Enterprise Products Operating LLC	5.375%	2/15/2078	12,787	12,747
	EOG Resources Inc.	4.400%	7/15/2028	7,151	7,155
	EOG Resources Inc.	4.375%	4/15/2030	13,772	13,699
	EOG Resources Inc.	4.400%	1/15/2031	22,042	21,805
	EQT Corp.	3.900%	10/1/2027	11,562	11,484
	EQT Corp.	5.000%	1/15/2029	150	151
	EQT Corp.	7.000%	2/1/2030	7,490	7,986
	EQT Corp.	7.500%	6/1/2030	20,440	22,124
	EQT Corp.	4.750%	1/15/2031	6,820	6,780
	Expand Energy Corp.	5.375%	2/1/2029	13,057	13,051
	Expand Energy Corp.	5.375%	3/15/2030	17,300	17,447
	Exxon Mobil Corp.	2.440%	8/16/2029	13,899	13,165
	Exxon Mobil Corp.	3.482%	3/19/2030	52,869	51,295
	Exxon Mobil Corp.	2.610%	10/15/2030	17,747	16,538
	Halliburton Co.	2.920%	3/1/2030	20,346	19,148
	Helmerich & Payne Inc.	4.650%	12/1/2027	4,041	4,044
	Helmerich & Payne Inc.	4.850%	12/1/2029	7,555	7,564
	Hess Corp.	7.875%	10/1/2029	1,902	2,104
	HF Sinclair Corp.	5.000%	2/1/2028	11,181	11,151
	HF Sinclair Corp.	4.500%	10/1/2030	4,696	4,593
	HF Sinclair Corp.	5.750%	1/15/2031	7,375	7,552
	Kinder Morgan Inc.	4.300%	3/1/2028	39,927	39,919
	Kinder Morgan Inc.	5.000%	2/1/2029	17,169	17,391
	Kinder Morgan Inc.	5.100%	8/1/2029	13,150	13,353
	Kinder Morgan Inc.	5.150%	6/1/2030	26,226	26,784
	Marathon Petroleum Corp.	3.800%	4/1/2028	1,575	1,555
	Marathon Petroleum Corp.	5.150%	3/1/2030	31,321	31,853
	MPLX LP	4.250%	12/1/2027	17,011	16,964
	MPLX LP	4.000%	3/15/2028	4,904	4,866
	MPLX LP	4.800%	2/15/2029	15,394	15,475
	MPLX LP	2.650%	8/15/2030	30,200	27,877
	MPLX LP	4.800%	2/15/2031	21,758	21,744
	NOV Inc.	3.600%	12/1/2029	10,576	10,237
	Occidental Petroleum Corp.	8.875%	7/15/2030	649	738
	Occidental Petroleum Corp.	6.625%	9/1/2030	42,060	44,849
	ONEOK Inc.	4.000%	7/13/2027	22,076	21,993
	ONEOK Inc.	4.250%	9/24/2027	10,914	10,890
	ONEOK Inc.	4.550%	7/15/2028	3,433	3,435
	ONEOK Inc.	5.650%	11/1/2028	14,699	15,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	4.350%	3/15/2029	16,007	15,895
	ONEOK Inc.	5.375%	6/1/2029	21,313	21,676
	ONEOK Inc.	3.400%	9/1/2029	814	782
	ONEOK Inc.	4.400%	10/15/2029	27,677	27,462
	ONEOK Inc.	3.100%	3/15/2030	192	181
	ONEOK Inc.	3.250%	6/1/2030	7,353	6,949
	ONEOK Inc.	6.350%	1/15/2031	12,668	13,406
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	19,991	19,880
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	105	106
	Phillips 66	3.900%	3/15/2028	21,763	21,565
	Phillips 66	2.150%	12/15/2030	15,988	14,360
	Phillips 66 Co.	4.950%	12/1/2027	24,783	24,981
	Phillips 66 Co.	3.750%	3/1/2028	14,783	14,602
	Phillips 66 Co.	3.150%	12/15/2029	4,766	4,539
[2]	Phillips 66 Co.	5.875%	3/15/2056	14,555	14,460
	Pioneer Natural Resources Co.	1.900%	8/15/2030	4,310	3,888
	Pioneer Natural Resources Co.	2.150%	1/15/2031	33,944	30,571
	Plains All American Pipeline LP	3.550%	12/15/2029	20,632	19,914
	Plains All American Pipeline LP	3.800%	9/15/2030	3,601	3,463
	Plains All American Pipeline LP	4.700%	1/15/2031	30,273	30,122
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	23,096	23,003
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	52,590	52,268
	Schlumberger Investment SA	2.650%	6/26/2030	3,315	3,094
	Schlumberger Investment SA	4.550%	5/7/2031	6,464	6,450
[3]	Shell Finance US Inc.	3.875%	11/13/2028	32,749	32,481
[2]	Shell Finance US Inc.	2.375%	11/7/2029	28,905	27,078
[2]	Shell Finance US Inc.	2.750%	4/6/2030	30,020	28,243
	Shell Finance US Inc.	4.125%	11/6/2030	11,950	11,767
	Shell International Finance BV	2.375%	11/7/2029	1,290	1,208
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	475	477
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	12,439	12,507
	Targa Resources Corp.	5.200%	7/1/2027	5,420	5,463
	Targa Resources Corp.	4.350%	1/15/2029	13,256	13,200
	Targa Resources Corp.	6.150%	3/1/2029	2,945	3,062
	Targa Resources Corp.	4.900%	9/15/2030	21,004	21,136
	Targa Resources Corp.	4.350%	4/15/2031	19,440	19,045
	Targa Resources Partners LP	5.500%	3/1/2030	15,790	15,985
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	676	713
	TotalEnergies Capital International SA	3.455%	2/19/2029	30,380	29,761
	TotalEnergies Capital International SA	2.829%	1/10/2030	38,115	36,084
	TotalEnergies Capital SA	3.883%	10/11/2028	2,250	2,234
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	32,407	32,000
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	39,422	39,255
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	14,125	13,833
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	13,077	13,462
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	525	521
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	5,207	4,944
	Valero Energy Corp.	2.150%	9/15/2027	6,385	6,218
	Valero Energy Corp.	4.350%	6/1/2028	5,422	5,411
	Valero Energy Corp.	4.000%	4/1/2029	12,349	12,155
	Valero Energy Corp.	5.150%	2/15/2030	12,391	12,612
	Valero Energy Partners LP	4.500%	3/15/2028	9,437	9,437
	Viper Energy Partners LLC	4.900%	8/1/2030	11,567	11,555
	Western Midstream Operating LP	4.500%	3/1/2028	316	316
	Western Midstream Operating LP	4.750%	8/15/2028	1,590	1,592
	Western Midstream Operating LP	6.350%	1/15/2029	9,896	10,284
	Western Midstream Operating LP	4.050%	2/1/2030	25,808	25,071
	Western Midstream Operating LP	4.800%	3/1/2031	13,514	13,424
	Williams Cos. Inc.	3.750%	6/15/2027	27,049	26,916
	Williams Cos. Inc.	5.300%	8/15/2028	529	538
	Williams Cos. Inc.	4.900%	3/15/2029	23,599	23,812
	Williams Cos. Inc.	4.800%	11/15/2029	780	786
	Williams Cos. Inc.	4.625%	6/30/2030	31,159	31,137
	Williams Cos. Inc.	3.500%	11/15/2030	9,818	9,337
	Williams Cos. Inc.	2.600%	3/15/2031	32,430	29,408
	Woodside Finance Ltd.	4.900%	5/19/2028	2,064	2,076
	Woodside Finance Ltd.	5.400%	5/19/2030	14,592	14,880
					2,835,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (37.2%)
	ACE Capital Trust II	9.700%	4/1/2030	4,500	5,244
[2]	Aegon Ltd.	5.500%	4/11/2048	13,703	13,728
	AerCap Ireland Capital DAC	3.650%	7/21/2027	33,097	32,784
	AerCap Ireland Capital DAC	4.625%	10/15/2027	3,552	3,556
	AerCap Ireland Capital DAC	3.875%	1/23/2028	20,187	19,966
	AerCap Ireland Capital DAC	4.875%	4/1/2028	9,408	9,459
	AerCap Ireland Capital DAC	5.750%	6/6/2028	2,877	2,940
	AerCap Ireland Capital DAC	3.000%	10/29/2028	83,639	80,566
	AerCap Ireland Capital DAC	5.100%	1/19/2029	19,560	19,776
	AerCap Ireland Capital DAC	4.125%	2/28/2029	8,353	8,242
	AerCap Ireland Capital DAC	4.625%	9/10/2029	19,007	18,964
	AerCap Ireland Capital DAC	6.150%	9/30/2030	32,351	33,891
	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	351
	AerCap Ireland Capital DAC	6.950%	3/10/2055	13,077	13,536
	AerCap Ireland Capital DAC	6.500%	1/31/2056	8,540	8,688
	Affiliated Managers Group Inc.	3.300%	6/15/2030	7,655	7,212
	Aflac Inc.	3.600%	4/1/2030	22,936	22,180
	Alleghany Corp.	3.625%	5/15/2030	18,189	17,614
	Allstate Corp.	5.050%	6/24/2029	12,698	12,895
	Allstate Corp.	1.450%	12/15/2030	14,919	12,987
	Ally Financial Inc.	7.100%	11/15/2027	31,410	32,468
	Ally Financial Inc.	2.200%	11/2/2028	19,799	18,703
	Ally Financial Inc.	5.737%	5/15/2029	25,376	25,781
	Ally Financial Inc.	6.992%	6/13/2029	17,171	17,837
	Ally Financial Inc.	6.848%	1/3/2030	8,424	8,774
	Ally Financial Inc.	5.543%	1/17/2031	170	171
	American Express Co.	5.850%	11/5/2027	8,908	9,104
	American Express Co.	5.043%	7/26/2028	26,451	26,652
	American Express Co.	4.731%	4/25/2029	23,648	23,764
	American Express Co.	4.050%	5/3/2029	8,837	8,794
	American Express Co.	4.351%	7/20/2029	37,005	36,882
	American Express Co.	5.282%	7/27/2029	36,018	36,582
	American Express Co.	5.532%	4/25/2030	21,396	21,938
	American Express Co.	4.444%	5/3/2030	15,522	15,471
	American Express Co.	5.085%	1/30/2031	41,340	41,948
	American Express Co.	5.016%	4/25/2031	39,713	40,207
	American Express Co.	6.489%	10/30/2031	13,594	14,559
	American Financial Group Inc.	5.250%	4/2/2030	4,500	4,553
	American International Group Inc.	4.850%	5/7/2030	18,245	18,410
	American International Group Inc.	3.400%	6/30/2030	8,205	7,828
	American National Group Inc.	5.000%	6/15/2027	30	30
	American National Group Inc.	5.750%	10/1/2029	16,369	16,606
	Ameriprise Financial Inc.	5.700%	12/15/2028	13,924	14,338
	Aon Corp.	3.750%	5/2/2029	21,736	21,283
	Aon Corp.	2.800%	5/15/2030	9,916	9,245
	Aon North America Inc.	5.150%	3/1/2029	27,901	28,336
	Aon North America Inc.	5.300%	3/1/2031	11,305	11,533
[3]	Apollo Debt Solutions BDC	5.200%	12/8/2028	1,860	1,840
	Apollo Debt Solutions BDC	6.900%	4/13/2029	15,793	16,239
	Apollo Debt Solutions BDC	5.875%	8/30/2030	10,755	10,665
[3]	Apollo Debt Solutions BDC	5.700%	1/23/2031	13,506	13,282
	Apollo Global Management Inc.	4.600%	1/15/2031	5,020	4,969
	Ares Capital Corp.	2.875%	6/15/2028	35,351	33,886
	Ares Capital Corp.	5.875%	3/1/2029	14,250	14,400
	Ares Capital Corp.	5.950%	7/15/2029	18,545	18,775
	Ares Capital Corp.	5.550%	1/15/2030	4,850	4,832
	Ares Capital Corp.	5.500%	9/1/2030	27,879	27,609
	Ares Capital Corp.	5.100%	1/15/2031	11,495	11,170
	Ares Capital Corp.	5.250%	4/12/2031	8,191	7,998
	Ares Management Corp.	6.375%	11/10/2028	4,479	4,647
	Ares Strategic Income Fund	5.700%	3/15/2028	12,298	12,321
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	7,895	7,832
[3]	Ares Strategic Income Fund	4.850%	1/15/2029	12,472	12,142
	Ares Strategic Income Fund	6.350%	8/15/2029	8,985	9,098
	Ares Strategic Income Fund	5.600%	2/15/2030	24,899	24,530
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	13,598	13,396
[3]	Ares Strategic Income Fund	5.150%	1/15/2031	11,460	10,983
[3]	Ares Strategic Income Fund	5.550%	4/15/2031	1,918	1,867
	Arthur J Gallagher & Co.	4.600%	12/15/2027	17,444	17,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	4.850%	12/15/2029	9,108	9,187
	Associated Banc-Corp.	6.455%	8/29/2030	2,793	2,866
	Assurant Inc.	4.900%	3/27/2028	3,196	3,205
	Assurant Inc.	3.700%	2/22/2030	9,775	9,378
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	7,768	8,014
	Athene Holding Ltd.	4.125%	1/12/2028	22,539	22,356
	Athene Holding Ltd.	6.150%	4/3/2030	15,681	16,259
	Athene Holding Ltd.	3.500%	1/15/2031	200	188
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	3,420	3,451
	Australia & New Zealand Banking Group Ltd.	3.919%	9/30/2027	745	743
[2]	Australia & New Zealand Banking Group Ltd.	3.919%	12/8/2028	22,460	22,297
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	19,569	19,759
	AXA SA	8.600%	12/15/2030	14,891	17,098
[2]	AXIS Specialty Finance LLC	4.900%	1/15/2040	6,521	6,357
	AXIS Specialty Finance plc	4.000%	12/6/2027	2,930	2,904
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	7,094	6,962
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	5,370	5,212
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	30,616	31,270
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	7,621	7,523
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	35,019	35,823
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	21,800	21,801
	Banco Santander SA	5.294%	8/18/2027	37,493	37,871
	Banco Santander SA	6.527%	11/7/2027	8,895	8,977
	Banco Santander SA	3.800%	2/23/2028	150	148
	Banco Santander SA	4.379%	4/12/2028	1,967	1,961
[2]	Banco Santander SA	5.365%	7/15/2028	18,282	18,466
	Banco Santander SA	5.588%	8/8/2028	34,471	35,231
	Banco Santander SA	6.607%	11/7/2028	507	531
	Banco Santander SA	4.600%	4/15/2029	14,742	14,692
	Banco Santander SA	3.306%	6/27/2029	30,428	29,351
	Banco Santander SA	5.565%	1/17/2030	32,791	33,588
	Banco Santander SA	5.538%	3/14/2030	23,441	23,893
	Banco Santander SA	3.490%	5/28/2030	18,958	18,047
	Banco Santander SA	4.551%	11/6/2030	28,164	27,736
	Banco Santander SA	2.749%	12/3/2030	8,896	8,041
	Banco Santander SA	4.867%	4/15/2031	29,351	29,179
[2]	Bank of America Corp.	4.183%	11/25/2027	38,979	38,873
[2]	Bank of America Corp.	3.593%	7/21/2028	51,282	50,831
[2]	Bank of America Corp.	4.948%	7/22/2028	66,872	67,293
	Bank of America Corp.	6.204%	11/10/2028	41,232	42,248
[2]	Bank of America Corp.	3.419%	12/20/2028	120,639	118,718
	Bank of America Corp.	4.979%	1/24/2029	28,246	28,465
[2]	Bank of America Corp.	3.970%	3/5/2029	60,641	60,091
	Bank of America Corp.	5.202%	4/25/2029	77,872	78,821
	Bank of America Corp.	4.623%	5/9/2029	1,723	1,727
[2]	Bank of America Corp.	2.087%	6/14/2029	70,477	67,114
[2]	Bank of America Corp.	4.271%	7/23/2029	69,068	68,647
	Bank of America Corp.	5.819%	9/15/2029	60,117	61,717
[2]	Bank of America Corp.	3.974%	2/7/2030	66,494	65,411
	Bank of America Corp.	4.477%	4/23/2030	55,623	55,361
[2]	Bank of America Corp.	3.194%	7/23/2030	295	283
[2]	Bank of America Corp.	2.884%	10/22/2030	45,049	42,585
	Bank of America Corp.	5.162%	1/24/2031	63,931	64,990
[2]	Bank of America Corp.	2.496%	2/13/2031	78,228	72,384
[2]	Bank of America Corp.	2.592%	4/29/2031	23,686	21,889
[2]	Bank of America Corp.	1.898%	7/23/2031	3,623	3,236
[2]	Bank of America Corp.	1.922%	10/24/2031	50,500	44,790
	Bank of America Corp.	4.456%	2/6/2032	26,778	26,369
	Bank of America Corp.	2.687%	4/22/2032	90,100	81,784
	Bank of America Corp.	4.695%	4/23/2032	56,155	55,843
	Bank of America Corp.	2.299%	7/21/2032	20,394	18,033
	Bank of Montreal	5.370%	6/4/2027	1,201	1,216
	Bank of Montreal	5.203%	2/1/2028	23,915	24,232
	Bank of Montreal	4.062%	9/22/2028	18,191	18,106
	Bank of Montreal	5.717%	9/25/2028	13,873	14,247
	Bank of Montreal	5.004%	1/27/2029	6,526	6,584
	Bank of Montreal	4.640%	9/10/2030	17,443	17,460
	Bank of Montreal	4.350%	9/22/2031	20,110	19,837
[2]	Bank of Montreal	4.439%	1/14/2032	20,557	20,237
[2]	Bank of Montreal	3.803%	12/15/2032	20,859	20,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of New York Mellon Corp.	3.400%	1/29/2028	180	178
	Bank of New York Mellon Corp.	4.441%	6/9/2028	25,926	25,981
[2]	Bank of New York Mellon Corp.	1.650%	7/14/2028	800	758
	Bank of New York Mellon Corp.	4.890%	7/21/2028	15,134	15,232
[2]	Bank of New York Mellon Corp.	5.802%	10/25/2028	31,847	32,500
[2]	Bank of New York Mellon Corp.	3.000%	10/30/2028	15,601	15,094
	Bank of New York Mellon Corp.	4.543%	2/1/2029	21,456	21,516
	Bank of New York Mellon Corp.	4.729%	4/20/2029	14,380	14,482
[2]	Bank of New York Mellon Corp.	3.850%	4/26/2029	450	444
[2]	Bank of New York Mellon Corp.	3.300%	8/23/2029	23,978	23,093
[2]	Bank of New York Mellon Corp.	6.317%	10/25/2029	19,411	20,204
	Bank of New York Mellon Corp.	4.026%	1/22/2030	3,218	3,183
[2]	Bank of New York Mellon Corp.	4.975%	3/14/2030	35,174	35,597
	Bank of New York Mellon Corp.	4.596%	7/26/2030	1,962	1,965
	Bank of New York Mellon Corp.	4.942%	2/11/2031	29,016	29,331
	Bank of New York Mellon Corp.	4.540%	4/23/2032	11,318	11,239
[2]	Bank of Nova Scotia	5.400%	6/4/2027	19,001	19,230
	Bank of Nova Scotia	5.250%	6/12/2028	1,828	1,862
	Bank of Nova Scotia	4.404%	9/8/2028	19,660	19,657
	Bank of Nova Scotia	4.043%	9/15/2028	32,743	32,596
	Bank of Nova Scotia	4.932%	2/14/2029	6,289	6,340
[2]	Bank of Nova Scotia	5.450%	8/1/2029	16,492	16,946
	Bank of Nova Scotia	4.850%	2/1/2030	17,578	17,741
	Bank of Nova Scotia	4.247%	2/2/2030	16,272	16,110
	Bank of Nova Scotia	5.130%	2/14/2031	8,007	8,129
	Bank of Nova Scotia	4.338%	9/15/2031	34,697	34,110
	BankUnited Inc.	5.125%	6/11/2030	2,320	2,305
	Barclays plc	4.337%	1/10/2028	17,586	17,552
	Barclays plc	4.836%	5/9/2028	44,384	44,456
	Barclays plc	5.501%	8/9/2028	31,556	31,876
	Barclays plc	4.837%	9/10/2028	12,779	12,821
	Barclays plc	7.385%	11/2/2028	30,741	31,878
	Barclays plc	5.086%	2/25/2029	32,927	33,188
[2]	Barclays plc	4.972%	5/16/2029	7,201	7,240
	Barclays plc	6.490%	9/13/2029	36,305	37,674
	Barclays plc	4.476%	11/11/2029	27,048	26,881
	Barclays plc	5.690%	3/12/2030	50,583	51,800
	Barclays plc	4.219%	5/24/2030	8,703	8,572
[2]	Barclays plc	5.088%	6/20/2030	12,499	12,532
	Barclays plc	4.942%	9/10/2030	42,000	42,129
	Barclays plc	5.367%	2/25/2031	47,293	48,034
	Barclays plc	2.645%	6/24/2031	1,764	1,618
	Barclays plc	4.521%	2/24/2032	5,805	5,689
	Barclays plc	2.667%	3/10/2032	20,060	18,080
	Barclays plc	3.564%	9/23/2035	17,827	16,715
	Barings BDC Inc.	5.200%	9/15/2028	2,650	2,605
	Barings BDC Inc.	7.000%	2/15/2029	4,096	4,164
[3]	Barings Private Credit Corp.	6.150%	6/11/2030	4,960	4,858
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	12,592	11,195
	BGC Group Inc.	8.000%	5/25/2028	1,172	1,231
	BGC Group Inc.	6.600%	6/10/2029	1,731	1,785
	BGC Group Inc.	6.150%	4/2/2030	8,403	8,600
	BlackRock Funding Inc.	4.600%	7/26/2027	17,099	17,210
	BlackRock Funding Inc.	4.700%	3/14/2029	5,560	5,624
	Blackrock Inc.	3.250%	4/30/2029	18,453	17,962
	Blackrock Inc.	2.400%	4/30/2030	13,326	12,367
	Blackrock Inc.	1.900%	1/28/2031	26,906	24,009
	Blackstone Private Credit Fund	4.950%	9/26/2027	18,862	18,804
	Blackstone Private Credit Fund	7.300%	11/27/2028	7,492	7,770
	Blackstone Private Credit Fund	5.950%	7/16/2029	26,888	26,935
	Blackstone Private Credit Fund	5.600%	11/22/2029	15,716	15,521
	Blackstone Private Credit Fund	5.250%	4/1/2030	3,667	3,565
	Blackstone Private Credit Fund	5.050%	9/10/2030	6,920	6,646
	Blackstone Private Credit Fund	5.350%	3/12/2031	13,409	12,928
	Blackstone Private Credit Fund	5.950%	5/15/2031	15,000	14,813
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	7,581	7,461
	Blackstone Secured Lending Fund	5.875%	11/15/2027	12,711	12,818
	Blackstone Secured Lending Fund	5.350%	4/13/2028	19,861	19,839
	Blackstone Secured Lending Fund	2.850%	9/30/2028	4,635	4,376
	Blackstone Secured Lending Fund	5.300%	6/30/2030	3,575	3,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blackstone Secured Lending Fund	5.125%	1/31/2031	21,000	20,192
	Blackstone Secured Lending Fund	5.900%	5/21/2031	10,000	9,905
	Blue Owl Capital Corp.	2.875%	6/11/2028	13,232	12,494
	Blue Owl Capital Corp.	5.950%	3/15/2029	19,894	19,886
	Blue Owl Capital Corp.	6.200%	7/15/2030	7,175	7,168
[2]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	6,591	6,732
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	580	602
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	10,225	10,567
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	19,725	19,873
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	22,531	21,935
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	10,325	10,347
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,499	10,478
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	14,849	14,920
	Blue Owl Technology Finance Corp.	6.125%	1/23/2031	600	581
	Brookfield Asset Management Ltd.	4.653%	11/15/2030	15,947	15,797
	Brookfield Asset Management Ltd.	4.832%	4/15/2031	11,300	11,252
	Brookfield Finance Inc.	3.900%	1/25/2028	37,784	37,399
	Brookfield Finance Inc.	4.850%	3/29/2029	21,727	21,807
	Brookfield Finance Inc.	4.350%	4/15/2030	9,413	9,257
	Brookfield Finance Inc.	2.724%	4/15/2031	2,990	2,715
	Brown & Brown Inc.	4.700%	6/23/2028	1,175	1,177
	Brown & Brown Inc.	4.500%	3/15/2029	1,340	1,333
	Brown & Brown Inc.	4.900%	6/23/2030	20,198	20,195
	Brown & Brown Inc.	2.375%	3/15/2031	11,185	9,930
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	34,642	35,019
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	31,166	31,521
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	1,754	1,750
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	42,511	42,793
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	12,406	12,649
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	8,757	8,678
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,742	1,741
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	28,080	28,617
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	15,620	15,494
	Capital One Financial Corp.	3.800%	1/31/2028	19,303	19,101
	Capital One Financial Corp.	5.468%	2/1/2029	14,502	14,712
	Capital One Financial Corp.	6.312%	6/8/2029	25,718	26,532
	Capital One Financial Corp.	5.700%	2/1/2030	2,265	2,321
	Capital One Financial Corp.	3.273%	3/1/2030	35,408	34,107
	Capital One Financial Corp.	5.247%	7/26/2030	4,932	5,000
	Capital One Financial Corp.	5.463%	7/26/2030	35,045	35,724
	Capital One Financial Corp.	4.493%	9/11/2031	21,738	21,360
[2]	Capital One Financial Corp.	7.624%	10/30/2031	28,341	31,216
	Capital One Financial Corp.	4.722%	1/30/2032	19,194	18,952
[2]	Capital One NA	4.650%	9/13/2028	24,362	24,427
[2]	Capital One NA	2.700%	2/6/2030	12,890	12,061
	Capital Southwest Corp.	5.950%	9/18/2030	7,508	7,471
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	5,500	5,538
	Cboe Global Markets Inc.	1.625%	12/15/2030	325	286
	Charles Schwab Corp.	3.200%	1/25/2028	24,059	23,659
	Charles Schwab Corp.	2.000%	3/20/2028	14,085	13,540
	Charles Schwab Corp.	4.000%	2/1/2029	940	932
	Charles Schwab Corp.	5.643%	5/19/2029	34,371	35,151
	Charles Schwab Corp.	3.250%	5/22/2029	20,826	20,216
	Charles Schwab Corp.	2.750%	10/1/2029	8,609	8,152
	Charles Schwab Corp.	6.196%	11/17/2029	478	497
	Charles Schwab Corp.	4.625%	3/22/2030	1,070	1,079
	Charles Schwab Corp.	4.744%	5/21/2030	10,000	10,056
	Charles Schwab Corp.	1.650%	3/11/2031	13,603	11,899
	Charles Schwab Corp.	2.300%	5/13/2031	12,693	11,380
	Charles Schwab Corp.	4.343%	11/14/2031	32,525	32,049
	Chubb INA Holdings LLC	4.650%	8/15/2029	12,539	12,625
	Chubb INA Holdings LLC	1.375%	9/15/2030	32,928	28,872
	Citibank NA	5.803%	9/29/2028	56,690	58,609
	Citibank NA	4.838%	8/6/2029	6,554	6,633
[2]	Citibank NA	4.914%	5/29/2030	61,944	62,783
	Citigroup Inc.	4.450%	9/29/2027	56,868	56,835
	Citigroup Inc.	6.625%	1/15/2028	575	597
[2]	Citigroup Inc.	3.668%	7/24/2028	53,685	53,244
	Citigroup Inc.	4.125%	7/25/2028	55,750	55,233
[2]	Citigroup Inc.	3.520%	10/27/2028	34,082	33,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.786%	3/4/2029	10,161	10,203
[2]	Citigroup Inc.	4.075%	4/23/2029	15,337	15,221
	Citigroup Inc.	5.174%	2/13/2030	70,317	71,315
[2]	Citigroup Inc.	3.980%	3/20/2030	47,360	46,518
	Citigroup Inc.	4.542%	9/19/2030	69,906	69,614
[2]	Citigroup Inc.	2.976%	11/5/2030	27,187	25,712
[2]	Citigroup Inc.	2.666%	1/29/2031	17,351	16,147
[2]	Citigroup Inc.	4.412%	3/31/2031	79,316	78,409
	Citigroup Inc.	4.952%	5/7/2031	37,648	37,883
[2]	Citigroup Inc.	2.572%	6/3/2031	38,299	35,229
	Citigroup Inc.	4.503%	9/11/2031	9,170	9,072
	Citigroup Inc.	2.561%	5/1/2032	15,000	13,495
	Citigroup Inc.	5.592%	11/19/2034	36,342	36,889
	Citizens Bank NA	4.575%	8/9/2028	9,574	9,580
	Citizens Bank NA	4.192%	1/29/2029	13,574	13,475
	Citizens Financial Group Inc.	5.841%	1/23/2030	37,838	38,844
	Citizens Financial Group Inc.	3.250%	4/30/2030	10,074	9,534
	Citizens Financial Group Inc.	5.253%	3/5/2031	17,529	17,734
	Citizens Financial Group Inc.	5.299%	1/29/2036	8,136	8,053
	CME Group Inc.	3.750%	6/15/2028	3,468	3,437
	CME Group Inc.	4.400%	3/15/2030	16,474	16,469
	CNA Financial Corp.	3.450%	8/15/2027	764	755
	CNA Financial Corp.	3.900%	5/1/2029	10,389	10,182
	CNA Financial Corp.	2.050%	8/15/2030	12,403	11,105
	CNO Financial Group Inc.	5.250%	5/30/2029	11,690	11,768
	Commonwealth Bank of Australia	4.577%	11/27/2026	27,191	27,259
	Commonwealth Bank of Australia	4.423%	3/14/2028	9,374	9,407
[2]	Commonwealth Bank of Australia	4.355%	3/27/2029	19,219	19,243
[2]	Commonwealth Bank of Australia	4.150%	10/1/2030	7,820	7,722
	Cooperatieve Rabobank UA	3.743%	1/14/2028	60	60
	Cooperatieve Rabobank UA	4.883%	1/21/2028	17,551	17,750
	Cooperatieve Rabobank UA	3.957%	10/17/2028	550	546
	Cooperatieve Rabobank UA	4.800%	1/9/2029	4,244	4,292
	Cooperatieve Rabobank UA	4.322%	4/1/2029	15,498	15,512
	Cooperatieve Rabobank UA	4.494%	10/17/2029	24,852	24,959
	Cooperatieve Rabobank UA	4.160%	1/14/2031	950	936
	Corebridge Financial Inc.	3.850%	4/5/2029	36,329	35,497
	Corebridge Financial Inc.	6.875%	12/15/2052	21,929	22,229
	Deutsche Bank AG	5.371%	9/9/2027	1,080	1,096
[2]	Deutsche Bank AG	5.373%	1/10/2029	25,557	25,848
	Deutsche Bank AG	6.720%	1/18/2029	31,476	32,506
	Deutsche Bank AG	5.414%	5/10/2029	28,406	29,129
	Deutsche Bank AG	6.819%	11/20/2029	16,415	17,196
	Deutsche Bank AG	4.999%	9/11/2030	35,910	36,079
	Deutsche Bank AG	5.297%	5/9/2031	43,809	44,210
	Deutsche Bank AG	5.882%	7/8/2031	885	902
	Deutsche Bank AG	4.950%	8/4/2031	32,562	32,483
[2]	Deutsche Bank AG	3.547%	9/18/2031	19,108	18,006
	Deutsche Bank AG	4.469%	12/10/2031	7,667	7,543
	Deutsche Bank AG	3.729%	1/14/2032	22,444	20,957
	Deutsche Bank AG	4.725%	2/6/2032	24,547	24,162
	Deutsche Bank AG	5.060%	4/14/2032	7,609	7,595
	Deutsche Bank AG	4.875%	12/1/2032	30,944	30,840
	Enact Holdings Inc.	6.250%	5/28/2029	11,902	12,290
	Enstar Group Ltd.	4.950%	6/1/2029	6,891	6,881
	Equitable Holdings Inc.	4.350%	4/20/2028	23,694	23,596
	Essent Group Ltd.	6.250%	7/1/2029	2,053	2,120
	F&G Annuities & Life Inc.	6.500%	6/4/2029	9,640	9,795
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	9,127	9,156
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	18,855	18,760
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	12,703	11,879
	Fidelity National Financial Inc.	4.500%	8/15/2028	3,961	3,952
	Fidelity National Financial Inc.	3.400%	6/15/2030	9,528	8,976
	Fidelity National Financial Inc.	2.450%	3/15/2031	10,498	9,290
	Fifth Third Bancorp	6.361%	10/27/2028	25,465	26,100
	Fifth Third Bancorp	6.339%	7/27/2029	36,084	37,343
	Fifth Third Bancorp	4.772%	7/28/2030	34,224	34,197
	Fifth Third Bancorp	4.895%	9/6/2030	31,354	31,443
	Fifth Third Bancorp	5.631%	1/29/2032	20,015	20,610
	Fifth Third Bancorp	4.566%	4/29/2032	17,140	16,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Financial Corp.	4.000%	2/1/2029	2,878	2,836
	Fifth Third Financial Corp.	5.982%	1/30/2030	3,387	3,486
	First American Financial Corp.	4.000%	5/15/2030	2,850	2,741
	First Citizens BancShares Inc.	5.600%	9/5/2035	20,234	19,805
[2]	First Horizon Bank	5.750%	5/1/2030	3,771	3,836
	First Horizon Corp.	5.514%	3/7/2031	8,643	8,762
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	7,793	7,970
	FNB Corp.	5.722%	12/11/2030	7,711	7,774
	Franklin BSP Capital Corp.	7.200%	6/15/2029	3,538	3,618
[3]	Franklin BSP Capital Corp.	6.000%	10/2/2030	5,050	4,860
	Franklin Resources Inc.	1.600%	10/30/2030	20,277	17,852
	GATX Corp.	3.500%	3/15/2028	2	2
	GATX Corp.	4.550%	11/7/2028	6,864	6,854
	GATX Corp.	4.700%	4/1/2029	1,800	1,804
	GATX Corp.	4.000%	6/30/2030	10,505	10,237
	Global Payments Inc.	4.950%	8/15/2027	324	325
	Global Payments Inc.	4.550%	3/15/2028	9,036	9,012
	Global Payments Inc.	4.450%	6/1/2028	1,322	1,313
	Global Payments Inc.	4.500%	11/15/2028	46,480	46,099
	Global Payments Inc.	3.200%	8/15/2029	6,022	5,700
	Global Payments Inc.	5.300%	8/15/2029	1,552	1,566
	Global Payments Inc.	2.900%	5/15/2030	24,126	22,147
	Global Payments Inc.	4.875%	11/15/2030	32,586	32,075
	Globe Life Inc.	4.550%	9/15/2028	7,791	7,791
	Globe Life Inc.	2.150%	8/15/2030	11,270	10,153
[1]	Goldman Sachs Bank USA	4.656%	6/3/2029	20,000	20,031
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	9,209	9,068
[2]	Goldman Sachs Group Inc.	3.691%	6/5/2028	44,360	44,057
	Goldman Sachs Group Inc.	4.482%	8/23/2028	56,184	56,186
	Goldman Sachs Group Inc.	4.148%	1/21/2029	15,840	15,733
[2]	Goldman Sachs Group Inc.	3.814%	4/23/2029	30,619	30,191
[2]	Goldman Sachs Group Inc.	4.223%	5/1/2029	43,882	43,559
	Goldman Sachs Group Inc.	4.153%	10/21/2029	7,040	6,953
	Goldman Sachs Group Inc.	6.484%	10/24/2029	31,317	32,613
	Goldman Sachs Group Inc.	2.600%	2/7/2030	54,272	50,591
	Goldman Sachs Group Inc.	3.800%	3/15/2030	32,064	31,109
	Goldman Sachs Group Inc.	4.594%	4/20/2030	74,840	74,583
	Goldman Sachs Group Inc.	5.727%	4/25/2030	55,404	56,909
	Goldman Sachs Group Inc.	5.049%	7/23/2030	58,789	59,323
	Goldman Sachs Group Inc.	4.692%	10/23/2030	16,208	16,183
[2]	Goldman Sachs Group Inc.	5.207%	1/28/2031	46,277	46,908
	Goldman Sachs Group Inc.	5.218%	4/23/2031	67,040	67,977
[2]	Goldman Sachs Group Inc.	4.369%	10/21/2031	29,175	28,593
	Goldman Sachs Group Inc.	4.516%	1/21/2032	68,959	67,893
	Goldman Sachs Group Inc.	1.992%	1/27/2032	42,520	37,412
	Goldman Sachs Group Inc.	2.615%	4/22/2032	22,245	20,033
	Goldman Sachs Group Inc.	5.094%	4/20/2034	65,652	65,507
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	1,345	1,346
[2]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	7,321	7,278
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	11,387	11,543
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	13,930	13,821
	Golub Capital BDC Inc.	7.050%	12/5/2028	9,510	9,780
	Golub Capital BDC Inc.	6.000%	7/15/2029	24,731	24,814
[3]	Golub Capital Private Credit Fund	5.450%	8/15/2028	26,731	26,492
	Golub Capital Private Credit Fund	5.800%	9/12/2029	4,840	4,799
	Golub Capital Private Credit Fund	5.875%	5/1/2030	15,424	15,265
[3]	Golub Capital Private Credit Fund	5.600%	4/15/2031	8,215	7,905
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	12,434	12,796
	Hanover Insurance Group Inc.	2.500%	9/1/2030	5,000	4,537
	Hercules Capital Inc.	6.000%	6/16/2030	14,061	14,059
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,400	3,572
	Horace Mann Educators Corp.	4.700%	10/1/2030	6,280	6,205
	HPS Corporate Lending Fund	5.300%	6/5/2027	3,735	3,723
	HPS Corporate Lending Fund	5.450%	1/14/2028	11,670	11,646
	HPS Corporate Lending Fund	4.900%	9/11/2028	7,322	7,188
	HPS Corporate Lending Fund	6.750%	1/30/2029	6,596	6,720
[3]	HPS Corporate Lending Fund	5.150%	4/2/2029	3,473	3,401
	HPS Corporate Lending Fund	6.250%	9/30/2029	1,297	1,308
	HPS Corporate Lending Fund	5.850%	6/5/2030	15,895	15,707
	HPS Corporate Lending Fund	5.450%	11/15/2030	10,166	9,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	HPS Corporate Lending Fund	5.650%	4/2/2031	8,183	7,976
	HSBC Holdings plc	2.251%	11/22/2027	29,396	29,087
	HSBC Holdings plc	4.755%	6/9/2028	41,678	41,792
	HSBC Holdings plc	5.210%	8/11/2028	54,139	54,553
[2]	HSBC Holdings plc	2.013%	9/22/2028	17,049	16,506
	HSBC Holdings plc	7.390%	11/3/2028	56,799	58,975
	HSBC Holdings plc	5.130%	11/19/2028	4,990	5,028
	HSBC Holdings plc	4.899%	3/3/2029	33,278	33,451
	HSBC Holdings plc	6.161%	3/9/2029	36,740	37,700
[2]	HSBC Holdings plc	4.583%	6/19/2029	66,024	65,950
	HSBC Holdings plc	2.206%	8/17/2029	44,811	42,567
	HSBC Holdings plc	5.546%	3/4/2030	4,788	4,888
	HSBC Holdings plc	4.398%	3/10/2030	1,113	1,103
	HSBC Holdings plc	4.950%	3/31/2030	44,771	45,265
	HSBC Holdings plc	4.711%	5/12/2030	9,978	9,954
[2]	HSBC Holdings plc	3.973%	5/22/2030	63,865	62,580
	HSBC Holdings plc	5.286%	11/19/2030	28,360	28,772
	HSBC Holdings plc	5.130%	3/3/2031	20,368	20,550
	HSBC Holdings plc	5.240%	5/13/2031	46,236	46,826
[2]	HSBC Holdings plc	2.848%	6/4/2031	11,069	10,248
[2]	HSBC Holdings plc	2.357%	8/18/2031	21,212	19,171
	HSBC Holdings plc	4.619%	11/6/2031	46,333	45,781
	HSBC Holdings plc	4.675%	3/10/2032	45,909	45,332
	HSBC Holdings plc	5.733%	5/17/2032	25,000	25,796
	HSBC Holdings plc	2.804%	5/24/2032	50,000	45,209
	HSBC USA Inc.	4.650%	6/3/2028	57	57
	Huntington Bancshares Inc.	4.443%	8/4/2028	17,724	17,710
	Huntington Bancshares Inc.	6.208%	8/21/2029	31,162	32,177
	Huntington Bancshares Inc.	2.550%	2/4/2030	32,052	29,684
	Huntington Bancshares Inc.	5.272%	1/15/2031	38,549	39,094
	Huntington Bancshares Inc.	4.623%	1/28/2032	28,276	27,885
	ING Groep NV	4.550%	10/2/2028	23,680	23,739
	ING Groep NV	4.858%	3/25/2029	3,490	3,511
	ING Groep NV	4.050%	4/9/2029	35,025	34,627
	ING Groep NV	5.335%	3/19/2030	17,917	18,245
	ING Groep NV	5.066%	3/25/2031	4,670	4,716
[2]	ING Groep NV	4.803%	3/23/2032	26,917	26,790
	ING Groep NV	2.727%	4/1/2032	13,000	11,809
	Intercontinental Exchange Inc.	3.100%	9/15/2027	12,090	11,911
	Intercontinental Exchange Inc.	4.000%	9/15/2027	44,759	44,619
	Intercontinental Exchange Inc.	3.625%	9/1/2028	34,715	34,140
	Intercontinental Exchange Inc.	3.750%	9/21/2028	4,275	4,214
	Intercontinental Exchange Inc.	3.950%	12/1/2028	10,882	10,772
	Intercontinental Exchange Inc.	4.350%	6/15/2029	35,029	34,895
	Intercontinental Exchange Inc.	2.100%	6/15/2030	28,720	26,142
	Intercontinental Exchange Inc.	4.200%	3/15/2031	12,477	12,273
	Jackson Financial Inc.	5.170%	6/8/2027	175	176
	Jefferies Financial Group Inc.	6.450%	6/8/2027	1,137	1,158
	Jefferies Financial Group Inc.	5.875%	7/21/2028	17,732	18,145
	Jefferies Financial Group Inc.	4.150%	1/23/2030	12,963	12,568
	Jefferies Financial Group Inc.	5.125%	4/28/2031	11,848	11,720
	JPMorgan Chase & Co.	4.250%	10/1/2027	45,479	45,517
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	24,414	23,900
	JPMorgan Chase & Co.	4.979%	7/22/2028	48,499	48,842
	JPMorgan Chase & Co.	4.851%	7/25/2028	76,400	76,772
	JPMorgan Chase & Co.	4.505%	10/22/2028	28,101	28,143
[2]	JPMorgan Chase & Co.	3.509%	1/23/2029	57,946	57,050
	JPMorgan Chase & Co.	4.915%	1/24/2029	48,099	48,450
[2]	JPMorgan Chase & Co.	4.005%	4/23/2029	58,119	57,590
	JPMorgan Chase & Co.	2.069%	6/1/2029	54,918	52,362
[2]	JPMorgan Chase & Co.	4.203%	7/23/2029	26,974	26,780
	JPMorgan Chase & Co.	5.299%	7/24/2029	61,394	62,318
	JPMorgan Chase & Co.	6.087%	10/23/2029	57,565	59,523
[2]	JPMorgan Chase & Co.	4.452%	12/5/2029	13,443	13,395
	JPMorgan Chase & Co.	5.012%	1/23/2030	61,815	62,428
	JPMorgan Chase & Co.	5.581%	4/22/2030	66,306	67,997
	JPMorgan Chase & Co.	4.408%	4/23/2030	600	597
[2]	JPMorgan Chase & Co.	3.702%	5/6/2030	52,227	50,960
	JPMorgan Chase & Co.	4.565%	6/14/2030	15,126	15,097
	JPMorgan Chase & Co.	4.995%	7/22/2030	66,291	66,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMorgan Chase & Co.	8.750%	9/1/2030	4,060	4,679
[2]	JPMorgan Chase & Co.	2.739%	10/15/2030	73,014	68,740
	JPMorgan Chase & Co.	4.603%	10/22/2030	60,143	60,041
	JPMorgan Chase & Co.	5.140%	1/24/2031	61,289	62,224
[2]	JPMorgan Chase & Co.	4.493%	3/24/2031	16,649	16,563
[2]	JPMorgan Chase & Co.	2.522%	4/22/2031	46,037	42,501
[2]	JPMorgan Chase & Co.	2.956%	5/13/2031	44,541	41,659
	JPMorgan Chase & Co.	4.255%	10/22/2031	13,168	12,919
	JPMorgan Chase & Co.	1.764%	11/19/2031	33,069	29,150
	JPMorgan Chase & Co.	4.347%	1/22/2032	63,750	62,624
	JPMorgan Chase & Co.	1.953%	2/4/2032	39,626	34,934
	JPMorgan Chase & Co.	2.580%	4/22/2032	31,015	28,017
	JPMorgan Chase & Co.	4.622%	4/23/2032	89,910	89,202
	JPMorgan Chase & Co.	2.545%	11/8/2032	11,684	10,418
	Kemper Corp.	2.400%	9/30/2030	13,859	12,126
[2]	Keybank National Association	5.850%	11/15/2027	22,195	22,591
[2]	Keybank National Association	6.950%	2/1/2028	4,025	4,168
[2]	Keybank National Association	3.900%	4/13/2029	100	98
[2]	KeyCorp	4.100%	4/30/2028	580	576
[2]	KeyCorp	2.550%	10/1/2029	33,542	31,391
[2]	KeyCorp	5.121%	4/4/2031	15,822	15,961
	Kilroy Realty LP	4.750%	12/15/2028	3,251	3,221
	Kilroy Realty LP	4.250%	8/15/2029	7,232	7,009
	Kilroy Realty LP	3.050%	2/15/2030	12,566	11,568
	Lazard Group LLC	4.500%	9/19/2028	3,617	3,603
	Lazard Group LLC	4.375%	3/11/2029	27,260	27,047
	Lazard Group LLC	6.000%	3/15/2031	4,019	4,193
	Lincoln National Corp.	3.800%	3/1/2028	3,861	3,814
	Lincoln National Corp.	3.050%	1/15/2030	6,335	5,946
	Lincoln National Corp.	3.400%	1/15/2031	12,938	12,128
	Lloyds Banking Group plc	4.375%	3/22/2028	44,466	44,425
	Lloyds Banking Group plc	4.550%	8/16/2028	27,007	27,051
[2]	Lloyds Banking Group plc	3.574%	11/7/2028	48,680	48,086
	Lloyds Banking Group plc	5.087%	11/26/2028	5,092	5,140
	Lloyds Banking Group plc	5.871%	3/6/2029	23,340	23,868
	Lloyds Banking Group plc	4.818%	6/13/2029	22,181	22,306
	Lloyds Banking Group plc	4.241%	2/10/2030	3,952	3,908
	Lloyds Banking Group plc	5.721%	6/5/2030	37,610	38,678
	Lloyds Banking Group plc	4.425%	11/4/2031	3,967	3,902
	Loews Corp.	3.200%	5/15/2030	13,588	12,913
	LPL Holdings Inc.	4.900%	4/3/2028	518	520
	LPL Holdings Inc.	6.750%	11/17/2028	13,595	14,211
	LPL Holdings Inc.	5.200%	3/15/2030	3,663	3,691
	LPL Holdings Inc.	5.150%	6/15/2030	15,618	15,698
	M&T Bank Corp.	4.553%	8/16/2028	1,918	1,918
	M&T Bank Corp.	7.413%	10/30/2029	21,086	22,394
	M&T Bank Corp.	5.179%	7/8/2031	23,075	23,290
	M&T Bank Corp.	6.082%	3/13/2032	18,248	19,051
	M&T Bank Corp.	5.400%	7/30/2035	23,101	23,033
	Main Street Capital Corp.	6.500%	6/4/2027	2,270	2,292
	Main Street Capital Corp.	5.400%	8/15/2028	3,527	3,515
	Main Street Capital Corp.	6.950%	3/1/2029	14,166	14,594
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	6,659	6,571
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	5,588	5,611
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	3,478	3,485
[2]	Manufacturers & Traders Trust Co.	4.548%	4/18/2030	310	309
	Marex Group plc	5.829%	5/8/2028	1,374	1,391
	Marex Group plc	6.404%	11/4/2029	4,512	4,651
	Marex Group plc	5.680%	4/21/2031	8,458	8,480
	Markel Group Inc.	3.500%	11/1/2027	5,552	5,479
	Markel Group Inc.	3.350%	9/17/2029	4,520	4,350
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	12,017	12,065
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	25,006	24,968
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	25,888	25,924
	Mastercard Inc.	4.100%	1/15/2028	22,673	22,678
	Mastercard Inc.	3.500%	2/26/2028	42	42
	Mastercard Inc.	4.875%	3/9/2028	29,696	30,062
	Mastercard Inc.	4.550%	3/15/2028	11,643	11,716
	Mastercard Inc.	2.950%	6/1/2029	19,451	18,761
	Mastercard Inc.	3.350%	3/26/2030	46,021	44,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.550%	3/23/2030	15,489	15,577
	MGIC Investment Corp.	5.250%	8/15/2028	8,850	8,844
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	18,584	18,377
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	31,161	30,979
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	10,572	10,638
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	934	944
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	35,307	35,822
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	1,005	989
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	37,917	36,359
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	22,475	20,843
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	26,968	27,394
	Mitsubishi UFJ Financial Group Inc.	4.592%	4/18/2030	440	439
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	25,663	26,053
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	519	531
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	21,472	21,776
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	21,047	20,804
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	37,030	36,501
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	10,920	10,905
	Mizuho Financial Group Inc.	3.170%	9/11/2027	2,698	2,660
	Mizuho Financial Group Inc.	4.018%	3/5/2028	1,374	1,366
	Mizuho Financial Group Inc.	5.414%	9/13/2028	29,242	29,594
	Mizuho Financial Group Inc.	5.667%	5/27/2029	19,403	19,833
	Mizuho Financial Group Inc.	5.778%	7/6/2029	42,794	43,874
[2]	Mizuho Financial Group Inc.	4.254%	9/11/2029	26,189	26,025
	Mizuho Financial Group Inc.	3.261%	5/22/2030	14,344	13,801
	Mizuho Financial Group Inc.	5.376%	5/26/2030	18,892	19,278
	Mizuho Financial Group Inc.	5.382%	7/10/2030	2,137	2,179
[2]	Mizuho Financial Group Inc.	3.153%	7/16/2030	3,638	3,476
[2]	Mizuho Financial Group Inc.	2.869%	9/13/2030	6,259	5,910
	Mizuho Financial Group Inc.	5.098%	5/13/2031	3,910	3,955
[2]	Mizuho Financial Group Inc.	2.591%	5/25/2031	50	46
	Mizuho Financial Group Inc.	5.739%	5/27/2031	6,427	6,651
	Mizuho Financial Group Inc.	4.711%	7/8/2031	35,713	35,671
[2]	Mizuho Financial Group Inc.	2.201%	7/10/2031	20,387	18,408
[2]	Mizuho Financial Group Inc.	1.979%	9/8/2031	17,333	15,451
	Mizuho Financial Group Inc.	4.438%	5/12/2032	27,165	26,638
[2]	Morgan Stanley	3.591%	7/22/2028	66,090	65,438
	Morgan Stanley	6.296%	10/18/2028	18,255	18,715
[2]	Morgan Stanley	3.772%	1/24/2029	69,830	68,985
	Morgan Stanley	5.123%	2/1/2029	62,028	62,597
[2]	Morgan Stanley	4.994%	4/12/2029	27,421	27,631
[2]	Morgan Stanley	5.164%	4/20/2029	66,464	67,152
	Morgan Stanley	5.449%	7/20/2029	39,126	39,793
[2]	Morgan Stanley	4.133%	10/18/2029	11,645	11,509
	Morgan Stanley	6.407%	11/1/2029	9,765	10,151
	Morgan Stanley	4.238%	1/9/2030	23,117	22,867
	Morgan Stanley	5.173%	1/16/2030	32,789	33,177
[2]	Morgan Stanley	4.431%	1/23/2030	37,391	37,168
	Morgan Stanley	4.555%	4/10/2030	25,010	24,909
	Morgan Stanley	5.656%	4/18/2030	57,299	58,746
	Morgan Stanley	5.042%	7/19/2030	56,988	57,492
	Morgan Stanley	4.654%	10/18/2030	69,934	69,649
	Morgan Stanley	5.230%	1/15/2031	30,410	30,862
[2]	Morgan Stanley	2.699%	1/22/2031	79,524	74,037
[2]	Morgan Stanley	3.622%	4/1/2031	57,576	55,278
	Morgan Stanley	5.192%	4/17/2031	47,086	47,774
[2]	Morgan Stanley	4.356%	10/22/2031	35,350	34,663
	Morgan Stanley	4.493%	1/16/2032	28,262	27,815
[2]	Morgan Stanley	1.794%	2/13/2032	50,790	44,218
	Morgan Stanley	4.708%	3/12/2032	1,035	1,026
	Morgan Stanley	4.809%	4/16/2032	75,250	74,912
[2]	Morgan Stanley	1.928%	4/28/2032	62,363	54,323
[2]	Morgan Stanley	2.239%	7/21/2032	22,050	19,383
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	42,264	42,518
[2]	Morgan Stanley Bank NA	5.016%	1/12/2029	24,886	25,071
[2]	Morgan Stanley Bank NA	4.788%	5/10/2030	29,454	29,541
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	10,909	11,036
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	10,301	10,305
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	44,513	44,537
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	18,028	17,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	401	396
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	62,791	62,582
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	67,543	66,506
	MSD Investment Corp.	6.250%	5/31/2030	7,398	7,318
[3]	MSD Investment Corp.	6.125%	2/5/2031	6,965	6,799
	Nasdaq Inc.	5.350%	6/28/2028	13,639	13,872
	Nasdaq Inc.	1.650%	1/15/2031	3,890	3,420
	National Australia Bank Ltd.	3.905%	6/9/2027	14,526	14,494
	National Australia Bank Ltd.	4.500%	10/26/2027	3,315	3,331
	National Australia Bank Ltd.	4.944%	1/12/2028	12,058	12,192
	National Australia Bank Ltd.	4.308%	6/13/2028	14,187	14,200
	National Australia Bank Ltd.	4.900%	6/13/2028	20,945	21,211
	National Australia Bank Ltd.	4.787%	1/10/2029	20,038	20,315
[1,2]	National Australia Bank Ltd.	4.434%	6/4/2029	16,700	16,716
	National Australia Bank Ltd.	4.901%	1/14/2030	15,335	15,588
	National Australia Bank Ltd.	4.534%	6/13/2030	18,188	18,276
	National Australia Bank Ltd.	4.148%	1/13/2031	10,000	9,881
	National Bank of Canada	5.600%	12/18/2028	27,285	28,041
	National Bank of Canada	4.166%	1/20/2029	3,003	2,990
	National Bank of Canada	4.500%	10/10/2029	28,587	28,484
	NatWest Group plc	5.516%	9/30/2028	26,905	27,279
[2]	NatWest Group plc	4.892%	5/18/2029	47,248	47,519
	NatWest Group plc	5.808%	9/13/2029	26,530	27,203
[2]	NatWest Group plc	5.076%	1/27/2030	11,107	11,204
[2]	NatWest Group plc	4.445%	5/8/2030	10,944	10,872
	NatWest Group plc	4.964%	8/15/2030	25,482	25,653
	NatWest Group plc	5.115%	5/23/2031	36,885	37,214
	NatWest Group plc	6.475%	6/1/2034	17,670	18,302
[2]	NatWest Group plc	3.032%	11/28/2035	17,526	16,054
	NMI Holdings Inc.	6.000%	8/15/2029	226	231
	Nomura Holdings Inc.	5.594%	7/2/2027	14,561	14,720
	Nomura Holdings Inc.	5.386%	7/6/2027	990	999
	Nomura Holdings Inc.	5.842%	1/18/2028	600	611
	Nomura Holdings Inc.	6.070%	7/12/2028	12,012	12,349
	Nomura Holdings Inc.	2.172%	7/14/2028	16,349	15,541
	Nomura Holdings Inc.	2.710%	1/22/2029	1,365	1,298
	Nomura Holdings Inc.	5.605%	7/6/2029	350	358
	Nomura Holdings Inc.	3.103%	1/16/2030	44,324	41,748
	Nomura Holdings Inc.	4.904%	7/1/2030	20,402	20,401
	Nomura Holdings Inc.	2.679%	7/16/2030	12,715	11,675
[3]	North Haven Private Income Fund LLC	5.125%	9/25/2028	6,486	6,339
	North Haven Private Income Fund LLC	5.750%	2/1/2030	1,425	1,399
	Northern Trust Corp.	3.650%	8/3/2028	8,403	8,305
	Northern Trust Corp.	3.150%	5/3/2029	11,276	10,944
	Northern Trust Corp.	1.950%	5/1/2030	24,255	22,094
	Northern Trust Corp.	4.150%	11/19/2030	6,550	6,469
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/2030	2,675	2,691
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	820	864
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	6,710	6,776
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	6,363	6,334
	Old National Bancorp	5.768%	2/15/2036	9,684	9,684
	ORIX Corp.	3.700%	7/18/2027	3,923	3,888
	ORIX Corp.	5.000%	9/13/2027	9,613	9,673
	ORIX Corp.	4.650%	9/10/2029	11,059	11,096
	ORIX Corp.	4.450%	9/9/2030	12,664	12,523
	ORIX Corp.	2.250%	3/9/2031	8,710	7,751
	PartnerRe Finance B LLC	3.700%	7/2/2029	6,669	6,468
	PartnerRe Finance B LLC	4.500%	10/1/2050	5,017	4,832
	PayPal Holdings Inc.	4.450%	3/6/2028	14,046	14,058
	PayPal Holdings Inc.	2.850%	10/1/2029	41,065	38,814
	PayPal Holdings Inc.	2.300%	6/1/2030	22,054	20,142
	PayPal Holdings Inc.	4.950%	6/1/2031	20,750	20,775
[2]	Pinnacle Bank	5.625%	2/15/2028	8,669	8,767
	Pinnacle Bank	5.957%	1/15/2036	14,560	14,447
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	12,687	13,020
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	17,000	17,081
[2]	PNC Bank NA	3.100%	10/25/2027	2,732	2,690
[2]	PNC Bank NA	3.250%	1/22/2028	2,680	2,641
	PNC Bank NA	4.429%	7/21/2028	3,550	3,550
[2]	PNC Bank NA	4.050%	7/26/2028	38,233	37,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	PNC Bank NA	2.700%	10/22/2029	3,964	3,732
	PNC Financial Services Group Inc.	5.354%	12/2/2028	26,676	27,049
	PNC Financial Services Group Inc.	4.075%	1/26/2029	6,347	6,308
	PNC Financial Services Group Inc.	3.450%	4/23/2029	45,664	44,517
	PNC Financial Services Group Inc.	5.582%	6/12/2029	51,051	52,184
	PNC Financial Services Group Inc.	2.550%	1/22/2030	21,876	20,401
	PNC Financial Services Group Inc.	5.492%	5/14/2030	30,736	31,508
	PNC Financial Services Group Inc.	5.222%	1/29/2031	6,327	6,441
	PNC Financial Services Group Inc.	4.899%	5/13/2031	39,331	39,611
	PNC Financial Services Group Inc.	2.307%	4/23/2032	30,145	26,912
	Principal Financial Group Inc.	2.125%	6/15/2030	14,585	13,216
	Progressive Corp.	4.000%	3/1/2029	15,017	14,921
	Progressive Corp.	3.200%	3/26/2030	11,459	10,951
	Progressive Corp.	4.600%	3/26/2031	9,404	9,410
[2]	Prudential Financial Inc.	3.878%	3/27/2028	3,195	3,172
[2]	Prudential Financial Inc.	2.100%	3/10/2030	20,910	19,254
[2]	Prudential Financial Inc.	4.500%	9/15/2047	29,788	29,226
[2]	Prudential Financial Inc.	5.700%	9/15/2048	5,049	5,049
[2]	Prudential Financial Inc.	3.700%	10/1/2050	18,387	16,893
	Prudential Funding Asia plc	3.125%	4/14/2030	32,885	31,253
	Radian Group Inc.	6.200%	5/15/2029	4,286	4,434
	Raymond James Financial Inc.	4.650%	4/1/2030	914	917
	Regions Bank	4.755%	7/27/2029	7,767	7,791
	Regions Financial Corp.	1.800%	8/12/2028	20,894	19,692
	Regions Financial Corp.	5.722%	6/6/2030	15,318	15,713
	Reinsurance Group of America Inc.	3.900%	5/15/2029	4,277	4,200
	Reinsurance Group of America Inc.	3.150%	6/15/2030	27,582	25,879
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,582	3,554
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	12,356	12,015
[2]	Royal Bank of Canada	4.240%	8/3/2027	38,552	38,582
[2]	Royal Bank of Canada	6.000%	11/1/2027	13,416	13,744
[2]	Royal Bank of Canada	4.900%	1/12/2028	20,678	20,886
[2]	Royal Bank of Canada	5.200%	8/1/2028	2,219	2,260
[2]	Royal Bank of Canada	4.522%	10/18/2028	19,882	19,934
	Royal Bank of Canada	3.995%	11/3/2028	244	243
[2]	Royal Bank of Canada	4.965%	1/24/2029	45,019	45,363
[2]	Royal Bank of Canada	4.950%	2/1/2029	18,316	18,622
	Royal Bank of Canada	4.498%	8/6/2029	10,491	10,483
	Royal Bank of Canada	4.400%	4/17/2030	15,218	15,128
[2]	Royal Bank of Canada	4.969%	8/2/2030	38,301	38,669
[2]	Royal Bank of Canada	4.650%	10/18/2030	21,712	21,746
[2]	Royal Bank of Canada	5.153%	2/4/2031	49,837	50,555
[2]	Royal Bank of Canada	4.970%	5/2/2031	22,076	22,302
	Royal Bank of Canada	4.696%	8/6/2031	15,410	15,384
	Royal Bank of Canada	4.305%	11/3/2031	8,895	8,741
	Royal Bank of Canada	4.612%	5/3/2032	16,196	16,057
	Santander Holdings USA Inc.	4.400%	7/13/2027	31,672	31,672
	Santander Holdings USA Inc.	6.499%	3/9/2029	3,413	3,513
	Santander Holdings USA Inc.	5.473%	3/20/2029	775	784
	Santander Holdings USA Inc.	6.174%	1/9/2030	24,043	24,782
	Santander Holdings USA Inc.	5.353%	9/6/2030	36,165	36,543
	Santander Holdings USA Inc.	5.741%	3/20/2031	17,973	18,430
	Santander Holdings USA Inc.	7.660%	11/9/2031	143	157
[2]	Santander UK Group Holdings plc	3.823%	11/3/2028	25,035	24,769
	Santander UK Group Holdings plc	6.534%	1/10/2029	32,633	33,578
	Santander UK Group Holdings plc	4.320%	9/22/2029	11,778	11,680
	Santander UK Group Holdings plc	4.858%	9/11/2030	16,857	16,867
	Santander UK Group Holdings plc	5.694%	4/15/2031	30,688	31,472
	Santander UK Group Holdings plc	2.896%	3/15/2032	10,624	9,648
	Simmons First National Corp.	6.250%	10/1/2035	710	711
	SiriusPoint Ltd.	7.000%	4/5/2029	620	650
	Sixth Street Lending Partners	6.500%	3/11/2029	14,912	15,215
	Sixth Street Lending Partners	5.750%	1/15/2030	19,764	19,645
	Sixth Street Lending Partners	6.125%	7/15/2030	11,887	11,948
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	7,776	8,021
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	7,393	7,502
[2]	Standard Chartered Bank	4.853%	12/3/2027	4,685	4,725
[4]	State Street Bank & Trust Co.	4.782%	11/23/2029	27,657	28,051
	State Street Corp.	4.330%	10/22/2027	6,825	6,840
	State Street Corp.	4.536%	2/28/2028	15,811	15,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	5.820%	11/4/2028	1,982	2,023
	State Street Corp.	4.530%	2/20/2029	36,014	36,114
	State Street Corp.	5.684%	11/21/2029	28,361	29,186
	State Street Corp.	2.400%	1/24/2030	22,164	20,739
	State Street Corp.	4.729%	2/28/2030	26,974	27,199
	State Street Corp.	4.834%	4/24/2030	13,493	13,665
	State Street Corp.	2.200%	3/3/2031	15,236	13,657
	State Street Corp.	3.152%	3/30/2031	1,078	1,026
	State Street Corp.	4.558%	4/23/2032	11,370	11,277
[2]	State Street Corp.	3.031%	11/1/2034	6,160	5,779
	Stifel Financial Corp.	4.000%	5/15/2030	5,593	5,431
	Sumisho Air Lease Corp.	3.625%	12/1/2027	4,841	4,774
	Sumisho Air Lease Corp.	5.850%	12/15/2027	16,204	16,504
	Sumisho Air Lease Corp.	5.300%	2/1/2028	19,115	19,302
[3]	Sumisho Air Lease Corp.	4.400%	3/24/2028	8,549	8,510
	Sumisho Air Lease Corp.	2.100%	9/1/2028	8,055	7,608
	Sumisho Air Lease Corp.	5.100%	3/1/2029	6,321	6,375
[3]	Sumisho Air Lease Corp.	4.500%	3/24/2029	8,306	8,254
	Sumisho Air Lease Corp.	3.250%	10/1/2029	12,302	11,686
[2]	Sumisho Air Lease Corp.	3.000%	2/1/2030	12,120	11,342
	Sumisho Air Lease Corp.	3.125%	12/1/2030	14,212	13,147
[3]	Sumisho Air Lease Corp.	4.850%	3/24/2031	29,991	29,714
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	3,931	3,893
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	5,042	4,978
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	51,395	52,298
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	19,932	20,451
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	425	421
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	9,413	9,649
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	51,511	48,620
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	785	777
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	21,696	22,116
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	62,254	59,332
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	950	893
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	11,378	11,753
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	36,610	34,223
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	11,511	11,721
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	29,808	26,938
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	9,844	8,813
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	8,755	7,652
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	29,974	29,815
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	15,494	15,272
	Synchrony Bank	5.625%	8/23/2027	12,121	12,251
	Synchrony Financial	3.950%	12/1/2027	18,335	18,143
	Synchrony Financial	5.150%	3/19/2029	6,662	6,674
	Synchrony Financial	5.019%	7/29/2029	4,555	4,558
	Synchrony Financial	5.935%	8/2/2030	15,641	15,939
	Synchrony Financial	5.450%	3/6/2031	29,328	29,353
	Synchrony Financial	4.947%	2/25/2032	2,571	2,509
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	1,620	1,603
	Toronto-Dominion Bank	4.108%	6/8/2027	6,070	6,068
[2]	Toronto-Dominion Bank	4.693%	9/15/2027	45,338	45,573
	Toronto-Dominion Bank	5.156%	1/10/2028	28	28
	Toronto-Dominion Bank	4.861%	1/31/2028	37,095	37,348
[2]	Toronto-Dominion Bank	4.574%	6/2/2028	22,500	22,564
[2]	Toronto-Dominion Bank	5.523%	7/17/2028	100	102
	Toronto-Dominion Bank	4.109%	10/13/2028	20,026	19,869
[2]	Toronto-Dominion Bank	4.994%	4/5/2029	29,351	29,744
	Toronto-Dominion Bank	4.361%	4/23/2029	29,512	29,401
	Toronto-Dominion Bank	4.783%	12/17/2029	19,979	20,159
[2]	Toronto-Dominion Bank	4.808%	6/3/2030	31,508	31,700
	Toronto-Dominion Bank	4.411%	1/13/2031	270	267
	Toronto-Dominion Bank	4.866%	4/22/2033	10,000	9,936
	Toronto-Dominion Bank	5.146%	9/10/2034	30,129	30,307
	TPG Operating Group II LP	4.875%	5/15/2031	8,462	8,372
[2]	Truist Bank	4.420%	7/24/2028	32,827	32,808
[2]	Truist Bank	4.144%	1/27/2029	5,884	5,851
[2]	Truist Bank	4.136%	10/23/2029	1,215	1,203
[2]	Truist Bank	2.250%	3/11/2030	14,861	13,552
[2]	Truist Financial Corp.	1.125%	8/3/2027	2,101	2,028
[2]	Truist Financial Corp.	4.123%	6/6/2028	24,465	24,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Truist Financial Corp.	4.873%	1/26/2029	40,677	40,934
[2]	Truist Financial Corp.	3.875%	3/19/2029	14,297	14,015
[2]	Truist Financial Corp.	1.887%	6/7/2029	27,774	26,357
[2]	Truist Financial Corp.	7.161%	10/30/2029	10,339	10,940
[2]	Truist Financial Corp.	5.435%	1/24/2030	2,400	2,448
[2]	Truist Financial Corp.	5.071%	5/20/2031	36,398	36,812
	Truist Financial Corp.	4.597%	1/27/2032	38,752	38,288
	UBS AG	5.000%	7/9/2027	15,247	15,384
	UBS AG	7.500%	2/15/2028	17,079	17,977
	UBS AG	5.650%	9/11/2028	54	56
	UBS AG	4.302%	3/16/2029	16,467	16,438
	UBS AG	4.678%	11/29/2030	15,585	15,619
	UBS AG	4.632%	2/16/2032	21,180	21,100
	Unum Group	4.000%	6/15/2029	2,647	2,601
[2]	US Bancorp	3.900%	4/26/2028	40	40
[2]	US Bancorp	4.548%	7/22/2028	45,852	45,925
	US Bancorp	4.653%	2/1/2029	46,478	46,618
	US Bancorp	5.775%	6/12/2029	47,791	48,952
[2]	US Bancorp	3.000%	7/30/2029	1,817	1,733
	US Bancorp	5.384%	1/23/2030	21,876	22,305
[2]	US Bancorp	1.375%	7/22/2030	1,081	952
	US Bancorp	5.100%	7/23/2030	33,875	34,383
	US Bancorp	5.046%	2/12/2031	6,996	7,087
	US Bancorp	5.083%	5/15/2031	39,510	40,047
	US Bancorp	4.481%	1/26/2032	40,791	40,249
	Visa Inc.	0.750%	8/15/2027	1,126	1,084
	Visa Inc.	2.750%	9/15/2027	1,025	1,009
	Visa Inc.	3.800%	2/12/2029	24,567	24,325
	Visa Inc.	2.050%	4/15/2030	22,053	20,283
	Visa Inc.	4.100%	2/12/2031	17,124	17,022
	Visa Inc.	1.100%	2/15/2031	17,806	15,409
[2]	Voya Financial Inc.	4.700%	1/23/2048	5,896	5,730
	Webster Financial Corp.	4.100%	3/25/2029	4,960	4,844
	Webster Financial Corp.	5.784%	9/11/2035	3,370	3,394
[2]	Wells Fargo & Co.	4.300%	7/22/2027	57,906	57,873
[2]	Wells Fargo & Co.	2.393%	6/2/2028	68,616	67,299
[2]	Wells Fargo & Co.	4.808%	7/25/2028	61,487	61,719
[2]	Wells Fargo & Co.	4.150%	1/24/2029	60,340	59,915
	Wells Fargo & Co.	4.970%	4/23/2029	6,210	6,257
	Wells Fargo & Co.	4.577%	5/20/2029	62,000	61,979
[2]	Wells Fargo & Co.	5.574%	7/25/2029	89,418	91,149
	Wells Fargo & Co.	4.078%	9/15/2029	3,954	3,908
	Wells Fargo & Co.	6.303%	10/23/2029	23,712	24,624
	Wells Fargo & Co.	4.182%	1/23/2030	450	445
	Wells Fargo & Co.	5.198%	1/23/2030	32,505	32,982
[2]	Wells Fargo & Co.	2.879%	10/30/2030	65,293	61,637
	Wells Fargo & Co.	5.244%	1/24/2031	69,560	70,737
[2]	Wells Fargo & Co.	2.572%	2/11/2031	70,987	65,790
[2]	Wells Fargo & Co.	4.478%	4/4/2031	33,304	33,012
	Wells Fargo & Co.	5.150%	4/23/2031	54,675	55,484
	Wells Fargo & Co.	4.844%	5/20/2032	74,299	74,237
	Western Union Co.	4.750%	6/15/2029	9,508	9,442
	Western Union Co.	2.750%	3/15/2031	4,900	4,434
	Westpac Banking Corp.	4.043%	8/26/2027	5,543	5,539
	Westpac Banking Corp.	5.457%	11/18/2027	36,085	36,741
	Westpac Banking Corp.	3.400%	1/25/2028	1,117	1,103
[2]	Westpac Banking Corp.	4.150%	5/11/2028	9,450	9,440
	Westpac Banking Corp.	5.535%	11/17/2028	30,315	31,256
	Westpac Banking Corp.	1.953%	11/20/2028	273	258
	Westpac Banking Corp.	5.050%	4/16/2029	10,875	11,106
	Westpac Banking Corp.	2.650%	1/16/2030	2,429	2,289
	Westpac Banking Corp.	4.354%	7/1/2030	10,962	10,947
[2]	Westpac Banking Corp.	4.450%	6/12/2031	9,475	9,431
[2]	Westpac Banking Corp.	4.322%	11/23/2031	27,168	27,116
	Westpac Banking Corp.	4.110%	7/24/2034	21,959	21,439
	Westpac Banking Corp.	2.668%	11/15/2035	22,810	20,578
	Willis North America Inc.	4.650%	6/15/2027	27,653	27,728
	Willis North America Inc.	4.500%	9/15/2028	8,827	8,813
	Willis North America Inc.	2.950%	9/15/2029	21,825	20,709
	Willis North America Inc.	4.550%	3/15/2031	14,694	14,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wintrust Financial Corp.	4.850%	6/6/2029	4,888	4,814
	Zions Bancorp NA	4.704%	8/18/2028	2,830	2,830
	Zions Bancorp NA	4.483%	2/9/2029	258	256
	Zions Bancorp NA	3.250%	10/29/2029	17,806	16,734
					18,813,636
Health Care (9.0%)
	Abbott Laboratories	1.150%	1/30/2028	16,123	15,362
	Abbott Laboratories	3.700%	3/9/2029	39,332	38,680
	Abbott Laboratories	1.400%	6/30/2030	6,058	5,379
	Abbott Laboratories	4.000%	3/15/2031	59,853	58,533
	AbbVie Inc.	3.775%	3/3/2028	26,874	26,660
	AbbVie Inc.	4.650%	3/15/2028	21,910	22,063
	AbbVie Inc.	4.250%	11/14/2028	1,835	1,835
	AbbVie Inc.	4.800%	3/15/2029	29,830	30,162
	AbbVie Inc.	3.200%	11/21/2029	110,339	105,969
	AbbVie Inc.	4.875%	3/15/2030	19,445	19,720
	AbbVie Inc.	4.125%	3/15/2031	41,292	40,518
	AbbVie Inc.	4.950%	3/15/2031	29,932	30,450
[2]	Adventist Health System	4.742%	12/1/2030	10,690	10,589
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	1,960	1,943
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	4,000	3,656
	Agilent Technologies Inc.	4.200%	9/9/2027	949	947
	Agilent Technologies Inc.	2.750%	9/15/2029	4,405	4,174
	Agilent Technologies Inc.	2.100%	6/4/2030	2,450	2,222
	Agilent Technologies Inc.	2.300%	3/12/2031	21,017	18,836
	Amgen Inc.	3.200%	11/2/2027	5,944	5,858
	Amgen Inc.	5.150%	3/2/2028	83,427	84,471
	Amgen Inc.	1.650%	8/15/2028	21,437	20,214
	Amgen Inc.	3.000%	2/22/2029	15,532	14,986
	Amgen Inc.	4.050%	8/18/2029	340	336
	Amgen Inc.	2.450%	2/21/2030	12,283	11,399
	Amgen Inc.	5.250%	3/2/2030	63,717	65,103
	Amgen Inc.	4.200%	2/19/2031	16,980	16,681
	Amgen Inc.	2.300%	2/25/2031	19,645	17,736
[2]	Ascension Health	4.078%	11/15/2028	3,406	3,384
[2]	Ascension Health	2.532%	11/15/2029	15,921	14,924
[2]	Ascension Health	4.294%	11/15/2030	19,413	19,160
	AstraZeneca Finance LLC	4.875%	3/3/2028	21,006	21,252
	AstraZeneca Finance LLC	1.750%	5/28/2028	29,215	27,881
	AstraZeneca Finance LLC	4.850%	2/26/2029	13,249	13,428
	AstraZeneca Finance LLC	4.900%	2/26/2031	12,441	12,638
	AstraZeneca Finance LLC	4.000%	3/2/2031	13,380	13,097
	AstraZeneca Finance LLC	2.250%	5/28/2031	5,423	4,880
	AstraZeneca plc	3.125%	6/12/2027	27,195	26,973
	AstraZeneca plc	4.000%	1/17/2029	560	556
	AstraZeneca plc	1.375%	8/6/2030	33,190	29,335
	Augusta SpinCo Corp.	4.321%	9/23/2027	16,111	16,092
	Augusta SpinCo Corp.	4.398%	3/23/2029	6,043	6,010
	Augusta SpinCo Corp.	4.656%	3/23/2031	11,065	10,994
	Banner Health	1.897%	1/1/2031	4,252	3,777
	Baxter International Inc.	2.272%	12/1/2028	22,237	20,897
	Baxter International Inc.	4.450%	2/15/2029	2,766	2,734
	Baxter International Inc.	3.950%	4/1/2030	3,679	3,549
	Baxter International Inc.	4.900%	12/15/2030	15,200	15,067
	Baxter International Inc.	1.730%	4/1/2031	5,965	5,067
	Becton Dickinson & Co.	3.700%	6/6/2027	37,225	37,007
	Becton Dickinson & Co.	4.693%	2/13/2028	16,743	16,820
	Becton Dickinson & Co.	4.874%	2/8/2029	6,011	6,060
	Becton Dickinson & Co.	2.823%	5/20/2030	14,985	13,994
	Becton Dickinson & Co.	1.957%	2/11/2031	16,656	14,734
	Biogen Inc.	2.250%	5/1/2030	23,805	21,738
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	8,309	7,995
	Boston Scientific Corp.	4.000%	3/1/2028	6,058	6,038
	Boston Scientific Corp.	2.650%	6/1/2030	24,059	22,376
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	19,644	19,455
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	2,325	2,258
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	20,500	18,014
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	27,072	28,388
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	27,206	27,819

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cardinal Health Inc.	3.410%	6/15/2027	26,916	26,667
Cardinal Health Inc.	5.125%	2/15/2029	13,138	13,332
Cardinal Health Inc.	5.000%	11/15/2029	5,316	5,379
Cardinal Health Inc.	4.500%	9/15/2030	11,926	11,822
Cencora Inc.	3.450%	12/15/2027	31,755	31,321
Cencora Inc.	4.625%	12/15/2027	12,985	13,036
Cencora Inc.	3.950%	2/13/2029	9,231	9,095
Cencora Inc.	4.850%	12/15/2029	25,327	25,533
Cencora Inc.	2.800%	5/15/2030	10,102	9,428
Cencora Inc.	4.250%	11/15/2030	8,560	8,404
Cencora Inc.	2.700%	3/15/2031	12,530	11,441
Cigna Group	4.375%	10/15/2028	82,200	82,090
Cigna Group	5.000%	5/15/2029	24,586	24,951
Cigna Group	2.400%	3/15/2030	1,376	1,272
Cigna Group	4.500%	9/15/2030	18,120	18,048
Cigna Group	2.375%	3/15/2031	28,274	25,479
Cigna Group	5.125%	5/15/2031	9,000	9,168
CommonSpirit Health	6.073%	11/1/2027	280	286
CommonSpirit Health	3.347%	10/1/2029	10,236	9,805
CommonSpirit Health	4.352%	9/1/2030	25,394	24,911
CommonSpirit Health	2.782%	10/1/2030	772	711
CommonSpirit Health	5.205%	12/1/2031	3,035	3,077
CVS Health Corp.	6.250%	6/1/2027	2,643	2,693
CVS Health Corp.	1.300%	8/21/2027	53,177	51,231
CVS Health Corp.	4.300%	3/25/2028	102,258	101,934
CVS Health Corp.	5.000%	1/30/2029	285	288
CVS Health Corp.	5.400%	6/1/2029	12,165	12,436
CVS Health Corp.	3.250%	8/15/2029	47,087	45,188
CVS Health Corp.	5.125%	2/21/2030	35,795	36,294
CVS Health Corp.	3.750%	4/1/2030	3,502	3,391
CVS Health Corp.	1.750%	8/21/2030	27,956	24,752
CVS Health Corp.	5.250%	1/30/2031	690	703
CVS Health Corp.	1.875%	2/28/2031	23,067	20,263
CVS Health Corp.	2.125%	9/15/2031	5,487	4,791
DENTSPLY SIRONA Inc.	3.250%	6/1/2030	8,978	8,308
DH Europe Finance II Sarl	2.600%	11/15/2029	20,608	19,350
Edwards Lifesciences Corp.	4.300%	6/15/2028	15,282	15,239
Elevance Health Inc.	3.650%	12/1/2027	33,682	33,345
Elevance Health Inc.	4.101%	3/1/2028	17,246	17,155
Elevance Health Inc.	4.000%	9/15/2028	5,300	5,250
Elevance Health Inc.	5.150%	6/15/2029	8,857	8,993
Elevance Health Inc.	2.875%	9/15/2029	16,790	15,909
Elevance Health Inc.	4.750%	2/15/2030	15,937	16,008
Elevance Health Inc.	2.250%	5/15/2030	32,176	29,419
Elevance Health Inc.	2.550%	3/15/2031	11,120	10,083
Eli Lilly & Co.	4.150%	8/14/2027	2,396	2,398
Eli Lilly & Co.	4.550%	2/12/2028	7,845	7,896
Eli Lilly & Co.	4.000%	10/15/2028	12,719	12,679
Eli Lilly & Co.	4.500%	2/9/2029	24,493	24,696
Eli Lilly & Co.	3.375%	3/15/2029	3,390	3,314
Eli Lilly & Co.	4.150%	5/20/2029	6,343	6,334
Eli Lilly & Co.	4.200%	8/14/2029	29,959	29,904
Eli Lilly & Co.	4.750%	2/12/2030	25,849	26,216
Eli Lilly & Co.	4.250%	3/15/2031	5,240	5,201
Eli Lilly & Co.	4.375%	5/20/2031	32,115	31,960
GE HealthCare Technologies Inc.	5.650%	11/15/2027	48,482	49,339
GE HealthCare Technologies Inc.	4.150%	12/15/2028	2,852	2,828
GE HealthCare Technologies Inc.	4.800%	8/14/2029	19,698	19,816
GE HealthCare Technologies Inc.	5.857%	3/15/2030	32,429	33,661
GE HealthCare Technologies Inc.	4.800%	1/15/2031	4,364	4,374
Gilead Sciences Inc.	1.200%	10/1/2027	14,560	14,002
Gilead Sciences Inc.	4.250%	5/20/2028	7,563	7,562
Gilead Sciences Inc.	4.400%	5/20/2029	16,300	16,301
Gilead Sciences Inc.	4.800%	11/15/2029	12,919	13,077
Gilead Sciences Inc.	1.650%	10/1/2030	20,638	18,318
Gilead Sciences Inc.	4.600%	5/20/2031	16,756	16,773
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	39,714	39,491
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	7,095	7,116
GlaxoSmithKline Capital plc	3.375%	6/1/2029	22,483	21,895
HCA Inc.	5.000%	3/1/2028	1,825	1,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.200%	6/1/2028	642	650
	HCA Inc.	5.625%	9/1/2028	35,835	36,494
	HCA Inc.	5.875%	2/1/2029	960	985
	HCA Inc.	3.375%	3/15/2029	11,900	11,524
	HCA Inc.	4.125%	6/15/2029	52,899	52,128
	HCA Inc.	5.250%	3/1/2030	20,378	20,728
	HCA Inc.	3.500%	9/1/2030	55,654	52,875
	HCA Inc.	4.300%	11/15/2030	7,835	7,676
	HCA Inc.	5.450%	4/1/2031	27,674	28,298
	HCA Inc.	4.700%	5/15/2031	19,750	19,574
	HCA Inc.	2.375%	7/15/2031	10,049	8,908
	Humana Inc.	5.750%	3/1/2028	100	102
	Humana Inc.	5.750%	12/1/2028	4,114	4,219
	Humana Inc.	3.700%	3/23/2029	19,373	18,912
	Humana Inc.	3.125%	8/15/2029	165	158
	Humana Inc.	4.875%	4/1/2030	14,355	14,385
	Humana Inc.	5.375%	4/15/2031	25,314	25,707
	Icon Investments Six DAC	5.849%	5/8/2029	1,770	1,802
	Illumina Inc.	5.750%	12/13/2027	7,525	7,653
	Illumina Inc.	4.750%	12/12/2030	10,778	10,732
	IQVIA Inc.	5.700%	5/15/2028	13,126	13,368
	IQVIA Inc.	6.250%	2/1/2029	1,969	2,038
	Johnson & Johnson	2.900%	1/15/2028	39,994	39,313
	Johnson & Johnson	4.550%	3/1/2028	13,617	13,727
	Johnson & Johnson	4.800%	6/1/2029	29,668	30,242
	Johnson & Johnson	6.950%	9/1/2029	300	325
	Johnson & Johnson	4.700%	3/1/2030	27,959	28,419
	Johnson & Johnson	4.900%	6/1/2031	6,900	7,089
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	590	585
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	552	523
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	15,307	15,128
	McKesson Corp.	3.950%	2/16/2028	369	367
	McKesson Corp.	4.900%	7/15/2028	300	304
	McKesson Corp.	4.250%	9/15/2029	12,431	12,351
	McKesson Corp.	4.650%	5/30/2030	28,419	28,495
	Medtronic Global Holdings SCA	4.250%	3/30/2028	14,862	14,851
	Merck & Co. Inc.	1.700%	6/10/2027	27,532	26,909
	Merck & Co. Inc.	3.850%	9/15/2027	7,906	7,885
	Merck & Co. Inc.	4.050%	5/17/2028	18,549	18,515
	Merck & Co. Inc.	4.300%	5/22/2028	19,075	19,131
	Merck & Co. Inc.	1.900%	12/10/2028	3,814	3,605
	Merck & Co. Inc.	3.400%	3/7/2029	48,612	47,480
	Merck & Co. Inc.	3.850%	3/15/2029	19,144	18,944
	Merck & Co. Inc.	4.300%	5/17/2030	450	448
	Merck & Co. Inc.	1.450%	6/24/2030	22,687	20,191
	Merck & Co. Inc.	4.150%	9/15/2030	3,618	3,585
	Merck & Co. Inc.	4.150%	3/15/2031	22,148	21,787
	Merck & Co. Inc.	4.650%	5/22/2031	11,029	11,082
	Merck Sharp & Dohme Corp.	5.950%	12/1/2028	980	1,019
	Mylan Inc.	4.550%	4/15/2028	13,730	13,665
	Novartis Capital Corp.	3.900%	11/5/2028	331	329
	Novartis Capital Corp.	4.100%	3/16/2029	21,192	21,073
	Novartis Capital Corp.	3.800%	9/18/2029	35,876	35,255
	Novartis Capital Corp.	2.200%	8/14/2030	22,103	20,200
	Novartis Capital Corp.	4.100%	11/5/2030	24,962	24,571
	Novartis Capital Corp.	4.400%	3/18/2031	38,956	38,768
	PeaceHealth Obligated Group	4.335%	11/15/2028	6,196	6,152
	Pfizer Inc.	3.875%	11/15/2027	28,626	28,539
	Pfizer Inc.	3.600%	9/15/2028	1,523	1,504
	Pfizer Inc.	3.450%	3/15/2029	23,134	22,627
	Pfizer Inc.	2.625%	4/1/2030	21,895	20,502
	Pfizer Inc.	1.700%	5/28/2030	28,400	25,555
	Pfizer Inc.	4.200%	11/15/2030	28,366	28,100
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	86,750	87,017
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	39,677	39,887
	Pharmacia LLC	6.600%	12/1/2028	2,833	2,982
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	5,145	4,806
	Quest Diagnostics Inc.	4.600%	12/15/2027	2,150	2,159
	Quest Diagnostics Inc.	4.200%	6/30/2029	7,801	7,726
	Quest Diagnostics Inc.	4.625%	12/15/2029	18,478	18,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	2.950%	6/30/2030	18,130	16,993
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	25,043	22,175
	Revvity Inc.	1.900%	9/15/2028	9,737	9,162
	Revvity Inc.	3.300%	9/15/2029	9,605	9,200
	Revvity Inc.	2.550%	3/15/2031	4,200	3,775
	Royalty Pharma plc	1.750%	9/2/2027	35,701	34,547
	Royalty Pharma plc	5.150%	9/2/2029	780	791
	Royalty Pharma plc	2.200%	9/2/2030	26,034	23,525
	Royalty Pharma plc	4.450%	3/25/2031	426	420
[2]	Rush System for Health Obligated Group	3.922%	11/15/2029	3,325	3,253
	Sanofi SA	3.750%	11/3/2027	10,737	10,684
	Sanofi SA	3.625%	6/19/2028	11,807	11,674
	Sanofi SA	3.800%	11/3/2028	11,294	11,181
	Smith & Nephew plc	2.032%	10/14/2030	5,926	5,276
	Solventum Corp.	5.400%	3/1/2029	2,227	2,270
	Solventum Corp.	5.450%	3/13/2031	8,183	8,396
	SSM Health Care Corp.	4.894%	6/1/2028	1,715	1,726
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	2,002	1,824
	Stryker Corp.	4.700%	2/10/2028	17,704	17,803
	Stryker Corp.	3.650%	3/7/2028	12,726	12,573
	Stryker Corp.	4.850%	12/8/2028	15,370	15,541
	Stryker Corp.	4.250%	9/11/2029	17,173	17,060
	Stryker Corp.	4.850%	2/10/2030	21,431	21,647
	Stryker Corp.	1.950%	6/15/2030	19,691	17,821
[2]	Sutter Health	2.294%	8/15/2030	9,175	8,356
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	30,589	30,910
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	44,350	40,371
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	20,483	20,650
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	28,262	26,624
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	22,705	21,424
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	7,558	7,688
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	25,826	25,457
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	5,265	5,187
	UnitedHealth Group Inc.	2.950%	10/15/2027	547	538
	UnitedHealth Group Inc.	5.250%	2/15/2028	34,264	34,812
	UnitedHealth Group Inc.	3.850%	6/15/2028	15,612	15,491
	UnitedHealth Group Inc.	4.400%	6/15/2028	6,513	6,521
	UnitedHealth Group Inc.	3.875%	12/15/2028	28,530	28,192
	UnitedHealth Group Inc.	4.250%	1/15/2029	23,879	23,799
	UnitedHealth Group Inc.	4.700%	4/15/2029	7,530	7,596
	UnitedHealth Group Inc.	4.000%	5/15/2029	23,105	22,843
	UnitedHealth Group Inc.	2.875%	8/15/2029	22,294	21,298
	UnitedHealth Group Inc.	4.800%	1/15/2030	1,747	1,765
	UnitedHealth Group Inc.	5.300%	2/15/2030	27,961	28,639
	UnitedHealth Group Inc.	2.000%	5/15/2030	30,413	27,643
	UnitedHealth Group Inc.	4.650%	1/15/2031	22,411	22,460
	UnitedHealth Group Inc.	4.900%	4/15/2031	14,158	14,332
	Universal Health Services Inc.	4.625%	10/15/2029	9,601	9,518
	Universal Health Services Inc.	2.650%	10/15/2030	15,488	13,990
	Viatris Inc.	2.300%	6/22/2027	18,183	17,739
	Viatris Inc.	2.700%	6/22/2030	18,602	16,998
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	13,055	13,320
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	28,120	28,498
	Zoetis Inc.	3.000%	9/12/2027	24,696	24,304
	Zoetis Inc.	4.150%	8/17/2028	18,833	18,726
	Zoetis Inc.	3.900%	8/20/2028	12,482	12,329
	Zoetis Inc.	2.000%	5/15/2030	16,308	14,749
					4,527,392
Industrials (6.6%)
	3M Co.	2.875%	10/15/2027	21,779	21,382
[2]	3M Co.	3.625%	9/14/2028	3,296	3,253
[2]	3M Co.	3.375%	3/1/2029	2,642	2,569
	3M Co.	2.375%	8/26/2029	19,681	18,455
	3M Co.	4.800%	3/15/2030	27,507	27,749
	3M Co.	3.050%	4/15/2030	1,555	1,473
	ABB Finance USA Inc.	3.800%	4/3/2028	2,500	2,477
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	138	123
	Allegion plc	3.500%	10/1/2029	8,254	7,933
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	720	711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	2,786	2,736
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	140	138
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	82	80
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	334	321
	Amphenol Corp.	3.800%	11/15/2027	1,675	1,664
	Amphenol Corp.	4.375%	6/12/2028	14,071	14,090
	Amphenol Corp.	3.900%	11/15/2028	6,937	6,871
	Amphenol Corp.	4.350%	6/1/2029	10,180	10,189
	Amphenol Corp.	2.800%	2/15/2030	17,269	16,257
	Amphenol Corp.	4.125%	11/15/2030	36,158	35,544
	Boeing Co.	3.250%	2/1/2028	38,988	38,247
	Boeing Co.	3.250%	3/1/2028	70	69
	Boeing Co.	3.450%	11/1/2028	386	376
	Boeing Co.	3.200%	3/1/2029	46	44
	Boeing Co.	6.298%	5/1/2029	11,960	12,513
	Boeing Co.	2.950%	2/1/2030	13,495	12,716
	Boeing Co.	5.150%	5/1/2030	94,391	95,936
	Boeing Co.	3.625%	2/1/2031	44,209	42,153
	Boeing Co.	6.388%	5/1/2031	20,000	21,332
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	12,852	12,744
	Canadian National Railway Co.	6.900%	7/15/2028	1,229	1,292
	Canadian National Railway Co.	4.350%	5/12/2029	3,150	3,143
	Canadian National Railway Co.	4.200%	3/12/2031	7,500	7,372
	Canadian Pacific Railway Co.	4.000%	6/1/2028	796	790
	Canadian Pacific Railway Co.	4.000%	3/15/2029	12,221	12,074
	Canadian Pacific Railway Co.	2.050%	3/5/2030	8,870	8,103
	Canadian Pacific Railway Co.	4.800%	3/30/2030	24,693	24,909
	Carrier Global Corp.	2.722%	2/15/2030	46,170	43,210
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	29,592	29,435
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	19,827	19,105
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	18,783	18,859
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	20,587	20,727
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	5,719	5,688
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	8,737	8,767
[2]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	10,075	10,077
[2]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	6,544	6,536
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	581	577
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	9,375	9,247
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	20,600	20,890
[2]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	12,675	12,680
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	6,903	6,908
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	34,550	34,908
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	3,407	3,473
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	9,646	9,509
[2]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	11,244	11,223
	Caterpillar Inc.	2.600%	9/19/2029	976	924
	Caterpillar Inc.	2.600%	4/9/2030	6,326	5,935
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	17,317	17,193
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,480	2,481
	CNH Industrial Capital LLC	4.750%	3/21/2028	15,481	15,531
	CNH Industrial Capital LLC	4.550%	4/10/2028	27,728	27,703
	CNH Industrial Capital LLC	5.500%	1/12/2029	950	970
	CNH Industrial Capital LLC	5.100%	4/20/2029	7,227	7,309
	CNH Industrial Capital LLC	4.500%	10/16/2030	12,303	12,149
[2]	CNH Industrial NV	3.850%	11/15/2027	8,598	8,524
	CSX Corp.	3.250%	6/1/2027	22,540	22,327
	CSX Corp.	4.250%	3/15/2029	28,128	28,015
	CSX Corp.	2.400%	2/15/2030	10,720	9,952
	Cummins Inc.	4.250%	5/9/2028	4,475	4,475
	Cummins Inc.	4.900%	2/20/2029	5,710	5,790
	Cummins Inc.	1.500%	9/1/2030	17,112	15,170
	Cummins Inc.	4.700%	2/15/2031	2,388	2,404
	Deere & Co.	5.375%	10/16/2029	253	262
	Deere & Co.	3.100%	4/15/2030	18,935	18,047
	Deere Funding Canada Corp.	4.150%	10/9/2030	12,356	12,161
	Delta Air Lines Inc.	4.375%	4/19/2028	14,956	14,895
	Delta Air Lines Inc.	4.950%	7/10/2028	22,365	22,486
	Delta Air Lines Inc.	3.750%	10/28/2029	23,295	22,511
	Delta Air Lines Inc.	5.250%	7/10/2030	24,475	24,757
	Eaton Capital ULC	4.450%	5/9/2030	10,615	10,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Corp.	3.103%	9/15/2027	20,234	19,974
	Eaton Corp.	3.850%	3/6/2028	21,650	21,495
	Eaton Corp.	3.950%	3/6/2029	30,250	29,890
	Eaton Corp.	4.200%	3/6/2031	37,970	37,328
	Emerson Electric Co.	1.800%	10/15/2027	5,227	5,069
	Emerson Electric Co.	2.000%	12/21/2028	6,950	6,575
	Emerson Electric Co.	1.950%	10/15/2030	425	383
[2]	FedEx Corp.	3.100%	8/5/2029	24,152	23,126
[2]	FedEx Corp.	4.250%	5/15/2030	9,372	9,273
[2]	FedEx Corp.	2.400%	5/15/2031	10,890	9,778
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	6,738	6,653
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	19,994	19,678
	Flowserve Corp.	3.500%	10/1/2030	10,241	9,668
	Fortive Corp.	4.750%	5/15/2031	3,550	3,532
	GE Vernova Inc.	4.250%	2/4/2031	10,314	10,170
	General Dynamics Corp.	3.750%	5/15/2028	24,891	24,712
	General Dynamics Corp.	3.625%	4/1/2030	11,421	11,068
	General Electric Co.	4.300%	7/29/2030	11,706	11,633
	GXO Logistics Inc.	6.250%	5/6/2029	4,559	4,714
	HEICO Corp.	5.250%	8/1/2028	1,998	2,030
	Hexcel Corp.	4.900%	5/15/2031	2,766	2,760
[3]	Honeywell Aerospace Inc.	3.900%	3/16/2028	24,170	23,979
[3]	Honeywell Aerospace Inc.	4.000%	3/16/2029	22,716	22,452
[3]	Honeywell Aerospace Inc.	4.300%	3/16/2031	50,141	49,373
	Honeywell International Inc.	2.700%	8/15/2029	8,247	7,818
	Honeywell International Inc.	1.950%	6/1/2030	96	87
	Howmet Aerospace Inc.	6.750%	1/15/2028	1,035	1,073
	Howmet Aerospace Inc.	3.000%	1/15/2029	14,619	14,094
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	24,737	24,378
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	3,538	3,351
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	23,780	24,242
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	1,902	1,862
	IDEX Corp.	4.950%	9/1/2029	9,422	9,498
	Ingersoll Rand Inc.	5.197%	6/15/2027	19,621	19,778
	Ingersoll Rand Inc.	5.400%	8/14/2028	880	896
	Ingersoll Rand Inc.	5.176%	6/15/2029	18,442	18,810
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	24,552	25,371
	Jacobs Solutions Inc.	4.750%	3/3/2031	15,651	15,469
[2]	John Deere Capital Corp.	4.900%	6/11/2027	4,180	4,218
	John Deere Capital Corp.	4.200%	7/15/2027	1,095	1,097
[2]	John Deere Capital Corp.	2.800%	9/8/2027	686	675
[2]	John Deere Capital Corp.	4.150%	9/15/2027	25,270	25,298
[2]	John Deere Capital Corp.	3.050%	1/6/2028	1,198	1,177
	John Deere Capital Corp.	4.650%	1/7/2028	4,605	4,637
[2]	John Deere Capital Corp.	4.750%	1/20/2028	34,185	34,529
[2]	John Deere Capital Corp.	4.900%	3/3/2028	21,246	21,488
[2]	John Deere Capital Corp.	4.250%	6/5/2028	24,177	24,207
[2]	John Deere Capital Corp.	4.950%	7/14/2028	36,928	37,548
	John Deere Capital Corp.	4.500%	1/16/2029	1,485	1,494
[2]	John Deere Capital Corp.	4.125%	1/18/2029	6,816	6,789
[2]	John Deere Capital Corp.	3.450%	3/7/2029	1,047	1,026
[2]	John Deere Capital Corp.	3.900%	3/9/2029	8,154	8,067
[2]	John Deere Capital Corp.	3.350%	4/18/2029	16,030	15,635
[2]	John Deere Capital Corp.	4.850%	6/11/2029	8,405	8,532
[2]	John Deere Capital Corp.	2.800%	7/18/2029	1,045	998
[2]	John Deere Capital Corp.	2.450%	1/9/2030	27,027	25,291
[2]	John Deere Capital Corp.	4.550%	6/5/2030	32,780	32,901
[2]	John Deere Capital Corp.	4.700%	6/10/2030	10,374	10,469
[2]	John Deere Capital Corp.	4.375%	10/15/2030	296	295
	John Deere Capital Corp.	1.450%	1/15/2031	495	432
[2]	John Deere Capital Corp.	4.200%	3/10/2031	28,035	27,669
[2]	John Deere Capital Corp.	4.375%	4/15/2031	12,370	12,282
	Johnson Controls International plc	5.500%	4/19/2029	18,733	19,237
	Johnson Controls International plc	1.750%	9/15/2030	2,987	2,660
	Keysight Technologies Inc.	3.000%	10/30/2029	1,007	957
	Keysight Technologies Inc.	5.350%	7/30/2030	7,771	7,960
	Kirby Corp.	4.200%	3/1/2028	159	158
[2]	L3Harris Technologies Inc.	4.400%	6/15/2028	22,468	22,440
	L3Harris Technologies Inc.	5.050%	6/1/2029	23,053	23,371
	L3Harris Technologies Inc.	2.900%	12/15/2029	4,178	3,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	1.800%	1/15/2031	7,785	6,849
	Lennox International Inc.	1.700%	8/1/2027	5,100	4,951
	Lennox International Inc.	5.500%	9/15/2028	22,221	22,677
	LKQ Corp.	5.750%	6/15/2028	10,840	11,028
	Lockheed Martin Corp.	5.100%	11/15/2027	32,372	32,842
	Lockheed Martin Corp.	4.450%	5/15/2028	555	557
	Lockheed Martin Corp.	4.150%	8/15/2028	17,180	17,148
	Lockheed Martin Corp.	4.500%	2/15/2029	13,595	13,641
	Lockheed Martin Corp.	4.400%	8/15/2030	22,921	22,861
	MasTec Inc.	5.900%	6/15/2029	17,134	17,632
	Nordson Corp.	5.600%	9/15/2028	5,745	5,860
	Nordson Corp.	4.500%	12/15/2029	7,349	7,317
	Norfolk Southern Corp.	3.150%	6/1/2027	8,373	8,283
	Norfolk Southern Corp.	3.800%	8/1/2028	25,256	24,967
	Norfolk Southern Corp.	2.550%	11/1/2029	7,738	7,270
	Norfolk Southern Corp.	2.300%	5/15/2031	5,365	4,809
	Northrop Grumman Corp.	3.250%	1/15/2028	44,023	43,292
	Northrop Grumman Corp.	4.600%	2/1/2029	331	333
	Northrop Grumman Corp.	4.400%	5/1/2030	16,871	16,813
	Northrop Grumman Corp.	4.650%	7/15/2030	21,627	21,702
	nVent Finance Sarl	4.550%	4/15/2028	3,301	3,288
	Oshkosh Corp.	4.600%	5/15/2028	4,807	4,807
	Oshkosh Corp.	3.100%	3/1/2030	4,400	4,140
	Otis Worldwide Corp.	5.250%	8/16/2028	16,036	16,318
	Otis Worldwide Corp.	4.488%	5/7/2029	10,200	10,200
	Otis Worldwide Corp.	2.565%	2/15/2030	38,541	35,846
	PACCAR Financial Corp.	4.250%	6/23/2027	12,273	12,308
	PACCAR Financial Corp.	4.450%	8/6/2027	10,475	10,527
	PACCAR Financial Corp.	4.600%	1/10/2028	9,347	9,414
	PACCAR Financial Corp.	4.550%	3/3/2028	4,713	4,744
	PACCAR Financial Corp.	4.000%	8/8/2028	11,926	11,899
[2]	PACCAR Financial Corp.	4.950%	8/10/2028	7,964	8,082
[2]	PACCAR Financial Corp.	4.000%	11/7/2028	4,754	4,736
[2]	PACCAR Financial Corp.	4.600%	1/31/2029	10,903	11,034
[2]	PACCAR Financial Corp.	3.900%	2/5/2029	8,995	8,941
	PACCAR Financial Corp.	4.000%	9/26/2029	300	298
	PACCAR Financial Corp.	4.550%	5/8/2030	8,364	8,431
	Parker-Hannifin Corp.	4.250%	9/15/2027	25,247	25,233
	Parker-Hannifin Corp.	3.250%	6/14/2029	850	821
	Parker-Hannifin Corp.	4.500%	9/15/2029	24,878	24,931
	Regal Rexnord Corp.	6.050%	4/15/2028	22,853	23,382
[2]	Regal Rexnord Corp.	6.300%	2/15/2030	29,457	30,729
	Republic Services Inc.	3.375%	11/15/2027	8,001	7,914
	Republic Services Inc.	3.950%	5/15/2028	18,397	18,301
	Republic Services Inc.	4.875%	4/1/2029	19,982	20,225
	Republic Services Inc.	5.000%	11/15/2029	2,360	2,401
	Republic Services Inc.	2.300%	3/1/2030	23,243	21,486
	Republic Services Inc.	4.750%	7/15/2030	4,053	4,087
	Republic Services Inc.	1.450%	2/15/2031	525	456
	Rockwell Automation Inc.	3.500%	3/1/2029	3,441	3,367
	RTX Corp.	7.200%	8/15/2027	2,055	2,126
	RTX Corp.	4.125%	11/16/2028	35,881	35,653
	RTX Corp.	5.750%	1/15/2029	17,250	17,820
	RTX Corp.	7.500%	9/15/2029	757	825
	RTX Corp.	2.250%	7/1/2030	21,437	19,623
	RTX Corp.	6.000%	3/15/2031	45,068	47,715
[2]	Ryder System Inc.	5.650%	3/1/2028	15,284	15,600
[2]	Ryder System Inc.	5.250%	6/1/2028	22,477	22,804
	Ryder System Inc.	6.300%	12/1/2028	747	777
[2]	Ryder System Inc.	5.375%	3/15/2029	15,990	16,339
[2]	Ryder System Inc.	5.500%	6/1/2029	3,730	3,822
[2]	Ryder System Inc.	4.950%	9/1/2029	4,290	4,337
[2]	Ryder System Inc.	4.900%	12/1/2029	4,500	4,537
	Ryder System Inc.	5.000%	3/15/2030	4,904	4,966
[2]	Ryder System Inc.	4.850%	6/15/2030	4,300	4,331
	Ryder System Inc.	4.300%	12/1/2030	13,875	13,646
	Southwest Airlines Co.	5.125%	6/15/2027	40,870	41,111
	Southwest Airlines Co.	3.450%	11/16/2027	3,291	3,239
	Southwest Airlines Co.	4.375%	11/15/2028	3,941	3,914
	Southwest Airlines Co.	2.625%	2/10/2030	11,289	10,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teledyne Technologies Inc.	2.250%	4/1/2028	14,266	13,707
	Teledyne Technologies Inc.	2.750%	4/1/2031	5,000	4,580
	Textron Inc.	3.900%	9/17/2029	4,860	4,743
	Textron Inc.	3.000%	6/1/2030	11,932	11,216
	Timken Co.	4.500%	12/15/2028	5,491	5,483
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	10,677	10,511
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	14,104	13,952
	Trimble Inc.	4.900%	6/15/2028	14,069	14,105
	Tyco Electronics Group SA	3.125%	8/15/2027	6,614	6,528
	Tyco Electronics Group SA	4.500%	2/9/2031	9,970	9,901
	Union Pacific Corp.	3.950%	9/10/2028	6,508	6,464
	Union Pacific Corp.	6.625%	2/1/2029	1,000	1,059
	Union Pacific Corp.	3.700%	3/1/2029	27,452	27,023
	Union Pacific Corp.	2.400%	2/5/2030	1,198	1,115
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	17,913	18,176
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	1,266	1,218
	United Parcel Service Inc.	3.050%	11/15/2027	34,485	33,981
	United Parcel Service Inc.	3.400%	3/15/2029	26,422	25,774
	United Parcel Service Inc.	2.500%	9/1/2029	448	423
	United Parcel Service Inc.	4.450%	4/1/2030	17,113	17,171
	Veralto Corp.	5.350%	9/18/2028	31,153	31,677
	Vontier Corp.	2.400%	4/1/2028	1,083	1,039
	Vontier Corp.	2.950%	4/1/2031	600	545
	Waste Connections Inc.	4.250%	12/1/2028	23,053	22,980
	Waste Connections Inc.	3.500%	5/1/2029	13,535	13,232
	Waste Connections Inc.	2.600%	2/1/2030	7,290	6,850
	Waste Management Inc.	4.950%	7/3/2027	15,670	15,797
	Waste Management Inc.	3.150%	11/15/2027	11,769	11,601
	Waste Management Inc.	1.150%	3/15/2028	4,499	4,266
	Waste Management Inc.	4.500%	3/15/2028	7,384	7,422
	Waste Management Inc.	3.875%	1/15/2029	1,170	1,156
	Waste Management Inc.	4.875%	2/15/2029	25,026	25,354
	Waste Management Inc.	2.000%	6/1/2029	8,470	7,896
	Waste Management Inc.	4.625%	2/15/2030	23,727	23,849
	Waste Management Inc.	4.650%	3/15/2030	3,402	3,423
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	20,725	20,766
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	2,332	2,353
	Xylem Inc.	1.950%	1/30/2028	10,573	10,169
					3,322,037
Materials (2.5%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	20,073	20,191
	Air Products and Chemicals Inc.	2.050%	5/15/2030	15,324	13,960
	Amcor Finance USA Inc.	4.500%	5/15/2028	12,678	12,673
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	2,195	2,206
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	29,000	28,717
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	30,840	31,211
	Amcor Flexibles North America Inc.	2.630%	6/19/2030	2,306	2,123
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	10,000	9,061
	Amcor Group Finance plc	5.450%	5/23/2029	345	353
	Amrize Finance US LLC	4.700%	4/7/2028	4,522	4,537
	Amrize Finance US LLC	4.950%	4/7/2030	35,935	36,259
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	8,940	8,552
	AptarGroup Inc.	4.750%	3/30/2031	1,800	1,786
	ArcelorMittal SA	6.550%	11/29/2027	39,749	40,862
	Berry Global Inc.	5.500%	4/15/2028	22,220	22,592
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	24,602	24,788
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	5,672	5,764
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	957	981
	Cabot Corp.	4.000%	7/1/2029	4,442	4,356
	Carlisle Cos. Inc.	3.750%	12/1/2027	14,333	14,201
	Carlisle Cos. Inc.	2.750%	3/1/2030	13,453	12,588
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	7,934	7,818
	CRH America Finance Inc.	4.400%	2/9/2031	12,636	12,464
	CRH SMW Finance DAC	5.200%	5/21/2029	24,496	25,002
	CRH SMW Finance DAC	5.125%	1/9/2030	27,737	28,172
	Dow Chemical Co.	4.800%	11/30/2028	5,601	5,618
	Dow Chemical Co.	7.375%	11/1/2029	14,827	16,023
	Dow Chemical Co.	2.100%	11/15/2030	18,979	16,801
	Dow Chemical Co.	4.800%	1/15/2031	509	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPont de Nemours Inc.	4.725%	11/15/2028	1,124	1,128
[3]	DuPont de Nemours Inc.	4.725%	11/15/2028	22,043	22,070
	Eastman Chemical Co.	4.500%	12/1/2028	305	304
	Eastman Chemical Co.	5.000%	8/1/2029	23,525	23,729
	Eastman Chemical Co.	4.500%	2/20/2031	13,140	12,895
	Ecolab Inc.	3.250%	12/1/2027	2,350	2,321
	Ecolab Inc.	5.250%	1/15/2028	18,738	19,014
	Ecolab Inc.	4.300%	6/15/2028	14,138	14,140
	Ecolab Inc.	4.600%	6/15/2029	15,370	15,437
	Ecolab Inc.	1.300%	1/30/2031	257	222
	Ecolab Inc.	4.800%	6/15/2031	21,100	21,258
	EIDP Inc.	2.300%	7/15/2030	21,217	19,572
	Freeport-McMoRan Inc.	5.000%	9/1/2027	12,252	12,254
	Freeport-McMoRan Inc.	4.125%	3/1/2028	10,474	10,401
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,049	5,020
	Freeport-McMoRan Inc.	5.250%	9/1/2029	2,416	2,438
	Freeport-McMoRan Inc.	4.250%	3/1/2030	12,325	12,126
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	1,875	1,873
	Linde Inc.	1.100%	8/10/2030	14,401	12,627
	LYB International Finance III LLC	2.250%	10/1/2030	1,608	1,442
	LYB International Finance III LLC	5.125%	1/15/2031	17,891	17,925
	Martin Marietta Materials Inc.	3.500%	12/15/2027	6,165	6,087
[2]	Martin Marietta Materials Inc.	2.500%	3/15/2030	5,385	4,977
	Mosaic Co.	4.050%	11/15/2027	1,155	1,148
	Mosaic Co.	5.375%	11/15/2028	9,006	9,152
	Mosaic Co.	4.350%	1/15/2029	4,633	4,592
	Mosaic Co.	4.600%	11/15/2030	26,034	25,709
	NewMarket Corp.	2.700%	3/18/2031	420	381
	Newmont Corp.	3.250%	5/13/2030	10,168	9,779
	Nucor Corp.	3.950%	5/1/2028	26,150	25,970
	Nucor Corp.	2.700%	6/1/2030	3,829	3,574
	Nucor Corp.	4.650%	6/1/2030	10,522	10,576
	Nutrien Ltd.	4.900%	3/27/2028	12,307	12,409
	Nutrien Ltd.	4.200%	4/1/2029	21,898	21,725
	Nutrien Ltd.	2.950%	5/13/2030	23,373	21,962
	Nutrien Ltd.	4.850%	5/29/2031	8,300	8,318
	Packaging Corp. of America	3.400%	12/15/2027	1,862	1,836
	Packaging Corp. of America	3.000%	12/15/2029	2,097	1,991
	PPG Industries Inc.	3.750%	3/15/2028	20,470	20,263
	PPG Industries Inc.	4.375%	3/15/2031	9,705	9,561
	Reliance Inc.	2.150%	8/15/2030	712	642
	Rio Tinto Alcan Inc.	7.250%	3/15/2031	345	382
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	4,998	5,278
	Rio Tinto Finance USA plc	4.500%	3/14/2028	14,499	14,565
	Rio Tinto Finance USA plc	4.875%	3/14/2030	35,473	35,892
	RPM International Inc.	4.550%	3/1/2029	1,986	1,985
	Sherwin-Williams Co.	3.450%	6/1/2027	23,279	23,106
[2]	Sherwin-Williams Co.	4.550%	3/1/2028	1,871	1,874
	Sherwin-Williams Co.	4.300%	8/15/2028	19,414	19,334
	Sherwin-Williams Co.	2.950%	8/15/2029	50	48
	Sherwin-Williams Co.	2.300%	5/15/2030	4,516	4,139
	Sherwin-Williams Co.	4.500%	8/15/2030	25,220	25,112
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	31,527	32,060
	Sonoco Products Co.	4.600%	9/1/2029	9,048	9,027
	Sonoco Products Co.	3.125%	5/1/2030	900	847
	Steel Dynamics Inc.	1.650%	10/15/2027	18,008	17,356
	Steel Dynamics Inc.	4.000%	12/15/2028	2,209	2,183
	Steel Dynamics Inc.	3.450%	4/15/2030	28,756	27,543
	Steel Dynamics Inc.	3.250%	1/15/2031	14,500	13,618
	Suzano Austria GmbH	2.500%	9/15/2028	1,049	998
	Suzano Austria GmbH	6.000%	1/15/2029	28,857	29,489
	Suzano Austria GmbH	5.000%	1/15/2030	25,677	25,331
	Suzano Austria GmbH	3.750%	1/15/2031	23,371	21,859
	Suzano Austria GmbH	3.125%	1/15/2032	200	178
	Vale Overseas Ltd.	3.750%	7/8/2030	26,123	24,948
	Vulcan Materials Co.	4.950%	12/1/2029	9,209	9,323
	Vulcan Materials Co.	3.500%	6/1/2030	16,007	15,331
	Westlake Corp.	3.375%	6/15/2030	15,000	14,266
	WestRock MWV LLC	8.200%	1/15/2030	23,038	25,662
	WRKCo Inc.	4.000%	3/15/2028	1,721	1,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	4.900%	3/15/2029	1,768	1,781
					1,244,234
Real Estate (4.3%)
	Agree LP	2.000%	6/15/2028	2,267	2,157
	Agree LP	2.900%	10/1/2030	6,910	6,422
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	19,971	19,781
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	11,619	10,837
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	11,053	10,973
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	123	123
	American Assets Trust LP	3.375%	2/1/2031	300	273
	American Homes 4 Rent LP	4.250%	2/15/2028	5,271	5,240
	American Homes 4 Rent LP	4.900%	2/15/2029	1,354	1,362
	American Homes 4 Rent LP	4.950%	6/15/2030	14,616	14,667
	American Tower Corp.	3.550%	7/15/2027	10,066	9,984
	American Tower Corp.	3.600%	1/15/2028	22,595	22,291
	American Tower Corp.	1.500%	1/31/2028	262	250
	American Tower Corp.	5.500%	3/15/2028	12,333	12,538
	American Tower Corp.	5.250%	7/15/2028	21,324	21,635
	American Tower Corp.	5.800%	11/15/2028	18,784	19,307
	American Tower Corp.	5.200%	2/15/2029	1,986	2,018
	American Tower Corp.	3.950%	3/15/2029	11,496	11,311
	American Tower Corp.	3.800%	8/15/2029	40,972	40,039
	American Tower Corp.	2.900%	1/15/2030	480	452
	American Tower Corp.	5.000%	1/31/2030	16,644	16,839
	American Tower Corp.	4.900%	3/15/2030	17,810	17,969
	American Tower Corp.	2.100%	6/15/2030	756	684
	American Tower Corp.	1.875%	10/15/2030	9,146	8,128
	American Tower Corp.	2.700%	4/15/2031	11,751	10,696
[2]	AvalonBay Communities Inc.	3.200%	1/15/2028	6,079	5,971
[2]	AvalonBay Communities Inc.	3.300%	6/1/2029	12,325	11,913
[2]	AvalonBay Communities Inc.	2.300%	3/1/2030	17,301	15,967
	AvalonBay Communities Inc.	4.350%	12/1/2030	180	178
[2]	AvalonBay Communities Inc.	2.450%	1/15/2031	4,540	4,134
	Boston Properties LP	6.750%	12/1/2027	18,560	19,128
	Boston Properties LP	4.500%	12/1/2028	34,341	34,237
	Boston Properties LP	3.400%	6/21/2029	10,371	9,966
	Boston Properties LP	2.900%	3/15/2030	15,712	14,650
	Boston Properties LP	3.250%	1/30/2031	1,199	1,113
	Brixmor Operating Partnership LP	4.125%	5/15/2029	17,080	16,857
	Brixmor Operating Partnership LP	4.050%	7/1/2030	16,291	15,847
	Camden Property Trust	4.100%	10/15/2028	1,210	1,203
	Camden Property Trust	3.150%	7/1/2029	19,489	18,702
	Camden Property Trust	2.800%	5/15/2030	9,413	8,804
	CBRE Services Inc.	5.500%	4/1/2029	13,482	13,807
	CBRE Services Inc.	4.800%	6/15/2030	15,040	15,081
	CBRE Services Inc.	2.500%	4/1/2031	213	192
	COPT Defense Properties LP	2.000%	1/15/2029	9,807	9,176
	COPT Defense Properties LP	4.500%	10/15/2030	23,924	23,516
	COPT Defense Properties LP	2.750%	4/15/2031	10,333	9,366
	Cousins Properties LP	5.250%	7/15/2030	9,097	9,206
	Crown Castle Inc.	3.650%	9/1/2027	172	170
	Crown Castle Inc.	5.000%	1/11/2028	35,638	35,908
	Crown Castle Inc.	3.800%	2/15/2028	22,512	22,244
	Crown Castle Inc.	4.800%	9/1/2028	1,876	1,886
	Crown Castle Inc.	4.300%	2/15/2029	14,575	14,449
	Crown Castle Inc.	5.600%	6/1/2029	13,232	13,554
	Crown Castle Inc.	4.900%	9/1/2029	27,683	27,835
	Crown Castle Inc.	3.100%	11/15/2029	10,721	10,171
	Crown Castle Inc.	3.300%	7/1/2030	19,283	18,198
	Crown Castle Inc.	2.250%	1/15/2031	9,026	8,038
	CubeSmart LP	2.250%	12/15/2028	7,573	7,159
	CubeSmart LP	4.375%	2/15/2029	12,473	12,397
	CubeSmart LP	2.000%	2/15/2031	7,500	6,613
	Digital Realty Trust LP	3.700%	8/15/2027	29,642	29,390
	Digital Realty Trust LP	5.550%	1/15/2028	30,619	31,122
	Digital Realty Trust LP	4.450%	7/15/2028	3,484	3,480
	Digital Realty Trust LP	3.600%	7/1/2029	25,632	24,892
	DOC DR LLC	3.950%	1/15/2028	10,076	9,983
	EPR Properties	4.500%	6/1/2027	9,853	9,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EPR Properties	3.750%	8/15/2029	13,064	12,596
	EPR Properties	4.750%	11/15/2030	4,013	3,932
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	9,008	8,848
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	13,233	13,107
	Equinix Inc.	1.800%	7/15/2027	11,461	11,138
	Equinix Inc.	1.550%	3/15/2028	21,387	20,331
	Equinix Inc.	2.000%	5/15/2028	658	628
	Equinix Inc.	3.200%	11/18/2029	22,857	21,823
	Equinix Inc.	2.150%	7/15/2030	30,175	27,223
	Equinix Inc.	2.500%	5/15/2031	14,500	13,016
	ERP Operating LP	3.250%	8/1/2027	4,060	4,014
	ERP Operating LP	3.500%	3/1/2028	3,128	3,081
	ERP Operating LP	4.150%	12/1/2028	19,951	19,830
	ERP Operating LP	3.000%	7/1/2029	21,414	20,494
	ERP Operating LP	2.500%	2/15/2030	17,136	15,938
	Essex Portfolio LP	1.700%	3/1/2028	11,567	11,022
	Essex Portfolio LP	4.000%	3/1/2029	14,054	13,844
	Essex Portfolio LP	3.000%	1/15/2030	11,538	10,889
	Essex Portfolio LP	1.650%	1/15/2031	5,000	4,348
	Extra Space Storage LP	3.875%	12/15/2027	2,241	2,223
	Extra Space Storage LP	5.700%	4/1/2028	17,490	17,836
	Extra Space Storage LP	3.900%	4/1/2029	31	30
	Extra Space Storage LP	4.000%	6/15/2029	77	76
	Extra Space Storage LP	5.500%	7/1/2030	31,787	32,600
	Extra Space Storage LP	2.200%	10/15/2030	4,735	4,248
	Extra Space Storage LP	5.900%	1/15/2031	16,535	17,209
	Federal Realty OP LP	3.250%	7/15/2027	4,666	4,605
	Federal Realty OP LP	5.375%	5/1/2028	2,934	2,977
	Federal Realty OP LP	3.200%	6/15/2029	65	62
	Federal Realty OP LP	3.500%	6/1/2030	15,548	14,827
	GLP Capital LP	5.750%	6/1/2028	6,755	6,850
	GLP Capital LP	5.300%	1/15/2029	2,425	2,441
	GLP Capital LP	4.000%	1/15/2030	26,684	25,686
	GLP Capital LP	4.000%	1/15/2031	10,922	10,333
	Healthcare Realty Holdings LP	3.750%	7/1/2027	242	240
	Healthcare Realty Holdings LP	3.100%	2/15/2030	9,531	8,973
	Healthpeak OP LLC	2.125%	12/1/2028	11,462	10,821
	Healthpeak OP LLC	3.500%	7/15/2029	22,498	21,734
	Healthpeak OP LLC	3.000%	1/15/2030	5,048	4,759
	Healthpeak OP LLC	2.875%	1/15/2031	10,360	9,523
	Highwoods Realty LP	4.125%	3/15/2028	235	232
	Highwoods Realty LP	4.200%	4/15/2029	16,434	16,102
	Highwoods Realty LP	3.050%	2/15/2030	6,984	6,488
	Highwoods Realty LP	2.600%	2/1/2031	12,750	11,368
	Host Hotels & Resorts LP	4.250%	12/15/2028	11,601	11,497
[2]	Host Hotels & Resorts LP	3.375%	12/15/2029	6,623	6,300
[2]	Host Hotels & Resorts LP	3.500%	9/15/2030	15,534	14,645
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	13,100	12,412
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	6,906	7,026
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	1,423	1,494
	Kimco Realty OP LLC	1.900%	3/1/2028	92	88
	Kimco Realty OP LLC	2.700%	10/1/2030	8,015	7,453
	Kite Realty Group Trust	4.750%	9/15/2030	2,230	2,232
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	6,835	6,917
	Mid-America Apartments LP	3.600%	6/1/2027	10,325	10,264
	Mid-America Apartments LP	4.200%	6/15/2028	210	209
	Mid-America Apartments LP	3.950%	3/15/2029	1,485	1,464
	Mid-America Apartments LP	2.750%	3/15/2030	8,000	7,503
	Mid-America Apartments LP	1.700%	2/15/2031	8,005	7,017
	National Health Investors Inc.	3.000%	2/1/2031	8,058	7,299
	NNN REIT Inc.	3.500%	10/15/2027	6,854	6,771
	NNN REIT Inc.	4.300%	10/15/2028	9,659	9,617
	NNN REIT Inc.	4.600%	2/15/2031	19,813	19,645
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	12,388	12,405
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,045	1,004
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	17,876	17,982
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	12,861	11,941
	Piedmont Operating Partnership LP	3.150%	8/15/2030	5,000	4,567
	Prologis LP	4.875%	6/15/2028	10,763	10,876
	Prologis LP	3.875%	9/15/2028	793	784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	4.000%	9/15/2028	10,299	10,214
	Prologis LP	4.375%	2/1/2029	671	671
	Prologis LP	2.875%	11/15/2029	457	434
	Prologis LP	2.250%	4/15/2030	25,738	23,697
	Prologis LP	1.250%	10/15/2030	19,011	16,560
	Prologis LP	4.750%	1/15/2031	15,399	15,516
	Prologis LP	1.750%	2/1/2031	9,641	8,476
	Prologis LP	1.625%	3/15/2031	7,105	6,204
	Prologis LP	4.250%	6/15/2031	7,895	7,758
	Public Storage Operating Co.	3.094%	9/15/2027	945	932
	Public Storage Operating Co.	1.950%	11/9/2028	5,353	5,053
	Public Storage Operating Co.	5.125%	1/15/2029	100	102
	Public Storage Operating Co.	3.385%	5/1/2029	10,091	9,821
	Public Storage Operating Co.	4.375%	7/1/2030	14,586	14,516
	Realty Income Corp.	3.950%	8/15/2027	15,811	15,749
	Realty Income Corp.	3.400%	1/15/2028	27,892	27,479
	Realty Income Corp.	3.650%	1/15/2028	5,143	5,090
	Realty Income Corp.	2.100%	3/15/2028	3,491	3,355
	Realty Income Corp.	2.200%	6/15/2028	1,232	1,181
	Realty Income Corp.	4.700%	12/15/2028	768	772
	Realty Income Corp.	3.950%	2/1/2029	25	25
	Realty Income Corp.	4.750%	2/15/2029	14,853	14,950
	Realty Income Corp.	3.250%	6/15/2029	10,241	9,870
	Realty Income Corp.	4.000%	7/15/2029	12,026	11,839
	Realty Income Corp.	3.100%	12/15/2029	17,260	16,421
	Realty Income Corp.	3.400%	1/15/2030	2,952	2,832
	Realty Income Corp.	4.850%	3/15/2030	15,931	16,095
	Realty Income Corp.	3.250%	1/15/2031	16,520	15,543
	Realty Income Corp.	3.200%	2/15/2031	9,534	8,926
	Regency Centers LP	4.125%	3/15/2028	3,052	3,039
	Regency Centers LP	2.950%	9/15/2029	6,593	6,280
	Regency Centers LP	3.700%	6/15/2030	2,142	2,074
	Rexford Industrial Realty LP	5.000%	6/15/2028	4,164	4,198
	Rexford Industrial Realty LP	2.125%	12/1/2030	3,510	3,109
	Sabra Health Care LP	3.900%	10/15/2029	491	476
	Simon Property Group LP	3.375%	6/15/2027	9,548	9,471
	Simon Property Group LP	1.750%	2/1/2028	12,754	12,238
	Simon Property Group LP	2.450%	9/13/2029	32,173	30,160
	Simon Property Group LP	2.650%	7/15/2030	18,290	17,000
	Simon Property Group LP	4.375%	10/1/2030	12,163	12,056
	Simon Property Group LP	4.300%	1/15/2031	17,009	16,755
	Simon Property Group LP	2.200%	2/1/2031	12,155	10,929
	Store Capital LLC	4.500%	3/15/2028	3,352	3,333
[2]	Store Capital LLC	5.400%	4/30/2030	8,654	8,728
	Sun Communities Operating LP	2.300%	11/1/2028	12,057	11,441
	Tanger Properties LP	3.875%	7/15/2027	2,243	2,227
[2]	UDR Inc.	4.400%	1/26/2029	7,714	7,691
[2]	UDR Inc.	3.200%	1/15/2030	14,718	14,024
	Ventas Realty LP	4.000%	3/1/2028	18,071	17,917
	Ventas Realty LP	4.400%	1/15/2029	24,215	24,118
	Ventas Realty LP	3.000%	1/15/2030	16,204	15,283
	Ventas Realty LP	4.750%	11/15/2030	6,000	6,001
	VICI Properties LP	4.750%	2/15/2028	365	366
	VICI Properties LP	4.950%	2/15/2030	22,569	22,571
	VICI Properties LP	5.125%	11/15/2031	10,350	10,326
	Welltower OP LLC	4.250%	4/15/2028	8,902	8,889
	Welltower OP LLC	2.050%	1/15/2029	1,427	1,343
	Welltower OP LLC	4.125%	3/15/2029	13,026	12,919
	Welltower OP LLC	3.100%	1/15/2030	20,644	19,622
	Welltower OP LLC	4.500%	7/1/2030	19,248	19,178
	Welltower OP LLC	2.750%	1/15/2031	17,619	16,234
	Weyerhaeuser Co.	4.000%	11/15/2029	19,817	19,405
	Weyerhaeuser Co.	4.000%	4/15/2030	12,091	11,771
	WP Carey Inc.	3.850%	7/15/2029	2,649	2,590
	WP Carey Inc.	4.650%	7/15/2030	6,899	6,867
	WP Carey Inc.	2.400%	2/1/2031	9,489	8,525
					2,149,317
Technology (8.0%)
	Accenture Capital Inc.	3.900%	10/4/2027	32,294	32,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Accenture Capital Inc.	4.050%	10/4/2029	37,782	37,350
	Adobe Inc.	4.750%	1/17/2028	14,631	14,745
	Adobe Inc.	4.800%	4/4/2029	20,355	20,608
	Adobe Inc.	4.950%	1/17/2030	18,044	18,324
	Adobe Inc.	2.300%	2/1/2030	12,666	11,734
	Advanced Micro Devices Inc.	4.319%	3/24/2028	11,737	11,769
	Amdocs Ltd.	2.538%	6/15/2030	1,420	1,288
	Analog Devices Inc.	3.450%	6/15/2027	270	268
	Analog Devices Inc.	4.250%	6/15/2028	14,871	14,861
	Analog Devices Inc.	4.500%	6/15/2030	19,819	19,801
	Apple Inc.	3.000%	6/20/2027	9,143	9,059
	Apple Inc.	2.900%	9/12/2027	46,266	45,632
	Apple Inc.	3.000%	11/13/2027	12,813	12,638
	Apple Inc.	1.200%	2/8/2028	47,656	45,446
	Apple Inc.	4.000%	5/10/2028	28,328	28,339
	Apple Inc.	4.000%	5/12/2028	13,689	13,683
	Apple Inc.	1.400%	8/5/2028	51,444	48,641
	Apple Inc.	3.250%	8/8/2029	3,223	3,139
	Apple Inc.	2.200%	9/11/2029	45,939	43,323
	Apple Inc.	4.150%	5/10/2030	393	393
	Apple Inc.	1.650%	5/11/2030	26,216	23,775
	Apple Inc.	4.200%	5/12/2030	28,462	28,528
	Apple Inc.	1.250%	8/20/2030	1,382	1,223
	Applied Materials Inc.	4.800%	6/15/2029	14,587	14,788
	Applied Materials Inc.	1.750%	6/1/2030	11,229	10,112
	Applied Materials Inc.	4.000%	1/15/2031	15,833	15,496
	Arrow Electronics Inc.	3.875%	1/12/2028	1,644	1,626
	Arrow Electronics Inc.	5.150%	8/21/2029	6,429	6,487
	Atlassian Corp.	5.250%	5/15/2029	8,522	8,620
	Autodesk Inc.	3.500%	6/15/2027	8,396	8,322
	Autodesk Inc.	2.850%	1/15/2030	5,577	5,240
	Automatic Data Processing Inc.	1.700%	5/15/2028	23,712	22,644
	Automatic Data Processing Inc.	1.250%	9/1/2030	6,570	5,774
	Avnet Inc.	6.250%	3/15/2028	1,058	1,084
	Avnet Inc.	3.000%	5/15/2031	5,100	4,618
	Broadcom Corp.	3.500%	1/15/2028	330	326
	Broadcom Inc.	5.050%	7/12/2027	14,230	14,369
	Broadcom Inc.	1.950%	2/15/2028	8,926	8,591
	Broadcom Inc.	4.800%	4/15/2028	30,606	30,889
[3]	Broadcom Inc.	4.000%	4/15/2029	25,264	24,971
	Broadcom Inc.	4.750%	4/15/2029	37,935	38,259
	Broadcom Inc.	5.050%	7/12/2029	55,504	56,482
	Broadcom Inc.	4.350%	2/15/2030	2,517	2,502
	Broadcom Inc.	5.000%	4/15/2030	1,686	1,710
	Broadcom Inc.	5.050%	4/15/2030	31,779	32,302
	Broadcom Inc.	4.600%	7/15/2030	30,876	30,870
	Broadcom Inc.	4.200%	10/15/2030	13,597	13,388
	Broadcom Inc.	4.150%	11/15/2030	33,976	33,388
	Broadcom Inc.	4.300%	1/15/2031	21,001	20,751
	Broadcom Inc.	2.450%	2/15/2031	37,790	34,323
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	29,514	27,675
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	5,900	5,274
	Cadence Design Systems Inc.	4.200%	9/10/2027	2,823	2,818
	Cadence Design Systems Inc.	4.300%	9/10/2029	19,066	18,953
	CDW LLC	4.250%	4/1/2028	4,670	4,611
	CDW LLC	3.276%	12/1/2028	1,577	1,512
	CDW LLC	3.250%	2/15/2029	17,206	16,416
	CDW LLC	5.100%	3/1/2030	4,365	4,351
	CGI Inc.	4.950%	3/14/2030	18,382	18,331
	Cintas Corp. No. 2	4.200%	5/1/2028	8,119	8,107
	Cisco Systems Inc.	4.550%	2/24/2028	2,329	2,345
	Cisco Systems Inc.	4.850%	2/26/2029	58,222	59,071
	Cisco Systems Inc.	4.750%	2/24/2030	30,384	30,772
	Cisco Systems Inc.	4.950%	2/26/2031	39,422	40,246
	Concentrix Corp.	6.600%	8/2/2028	943	939
	Concentrix Corp.	6.500%	3/1/2029	3,550	3,488
	Dell International LLC	6.100%	7/15/2027	47	48
	Dell International LLC	5.250%	2/1/2028	24,594	24,926
	Dell International LLC	4.750%	4/1/2028	32,514	32,698
	Dell International LLC	4.150%	2/15/2029	14,067	13,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	5.300%	10/1/2029	43,202	44,130
	Dell International LLC	4.350%	2/1/2030	18,484	18,312
	Dell International LLC	5.000%	4/1/2030	10,909	11,049
	Dell International LLC	6.200%	7/15/2030	26,767	28,209
	Dell International LLC	4.500%	2/15/2031	1,289	1,279
	DXC Technology Co.	2.375%	9/15/2028	19,314	18,109
	Equifax Inc.	5.100%	12/15/2027	8,870	8,949
	Equifax Inc.	5.100%	6/1/2028	26,438	26,706
	Equifax Inc.	4.800%	9/15/2029	13,315	13,366
[2]	Fidelity National Information Services Inc.	1.650%	3/1/2028	26,638	25,318
	Fidelity National Information Services Inc.	4.450%	3/10/2028	19,881	19,827
	Fidelity National Information Services Inc.	4.550%	3/10/2029	10,417	10,361
	Fidelity National Information Services Inc.	3.750%	5/21/2029	1,340	1,302
[2]	Fidelity National Information Services Inc.	2.250%	3/1/2031	14,293	12,695
	Fidelity National Information Services Inc.	4.800%	3/10/2031	46,400	46,060
	Fiserv Inc.	2.250%	6/1/2027	6,629	6,494
	Fiserv Inc.	5.450%	3/2/2028	24,359	24,668
	Fiserv Inc.	5.375%	8/21/2028	1,918	1,943
	Fiserv Inc.	4.200%	10/1/2028	20,895	20,675
	Fiserv Inc.	3.500%	7/1/2029	63,096	60,668
	Fiserv Inc.	4.750%	3/15/2030	9,101	9,037
	Fiserv Inc.	2.650%	6/1/2030	4,853	4,445
	Fiserv Inc.	4.550%	2/15/2031	24,831	24,331
	Fiserv Inc.	5.350%	3/15/2031	8,295	8,393
	Flex Ltd.	4.875%	6/15/2029	3,705	3,713
	Flex Ltd.	4.875%	5/12/2030	11,137	11,105
	Fortinet Inc.	2.200%	3/15/2031	9,184	8,211
	Gartner Inc.	4.950%	3/20/2031	5,453	5,307
	Genpact Luxembourg Sarl	6.000%	6/4/2029	1,535	1,575
	Genpact UK Finco plc	4.950%	11/18/2030	6,530	6,411
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	19,906	19,822
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	18,109	18,101
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	6,702	6,703
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	18,041	18,299
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	12,179	12,084
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	2,543	2,543
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	48,263	48,145
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	19,249	18,932
	HP Inc.	3.000%	6/17/2027	31,447	31,030
	HP Inc.	4.750%	1/15/2028	24,690	24,799
	HP Inc.	4.000%	4/15/2029	20,551	20,216
	HP Inc.	5.400%	4/25/2030	11,282	11,526
	Hubbell Inc.	3.150%	8/15/2027	5,235	5,160
	Hubbell Inc.	3.500%	2/15/2028	9,087	8,941
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	1,750	1,755
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	365	366
	Intel Corp.	3.750%	8/5/2027	26,595	26,431
	Intel Corp.	4.875%	2/10/2028	13,681	13,770
	Intel Corp.	1.600%	8/12/2028	29,385	27,656
	Intel Corp.	4.000%	8/5/2029	27,748	27,276
	Intel Corp.	2.450%	11/15/2029	54,385	50,658
	Intel Corp.	5.125%	2/10/2030	6,932	7,037
	Intel Corp.	3.900%	3/25/2030	6,297	6,123
	Intel Corp.	5.000%	2/21/2031	7,575	7,649
	Intel Corp.	4.650%	6/1/2031	4,906	4,868
	International Business Machines Corp.	4.150%	7/27/2027	6,847	6,841
	International Business Machines Corp.	6.220%	8/1/2027	4,785	4,890
	International Business Machines Corp.	6.500%	1/15/2028	3,252	3,364
	International Business Machines Corp.	4.500%	2/6/2028	36,228	36,337
	International Business Machines Corp.	4.650%	2/10/2028	6,893	6,931
	International Business Machines Corp.	4.000%	2/3/2029	11,484	11,367
	International Business Machines Corp.	3.500%	5/15/2029	69,826	68,076
[2]	International Business Machines Corp.	4.800%	2/10/2030	17,723	17,865
	International Business Machines Corp.	1.950%	5/15/2030	22,533	20,382
[2]	International Business Machines Corp.	4.300%	2/3/2031	21,504	21,179
	Intuit Inc.	5.125%	9/15/2028	12,993	13,190
	Intuit Inc.	1.650%	7/15/2030	11,654	10,357
	Jabil Inc.	3.950%	1/12/2028	4,516	4,472
	Jabil Inc.	4.200%	2/1/2029	9,155	9,035
	Jabil Inc.	5.450%	2/1/2029	6,707	6,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jabil Inc.	3.600%	1/15/2030	78	75
	Jabil Inc.	3.000%	1/15/2031	5,390	4,962
	Juniper Networks Inc.	3.750%	8/15/2029	9,334	9,057
	Juniper Networks Inc.	2.000%	12/10/2030	6,205	5,461
	KLA Corp.	4.100%	3/15/2029	14,148	14,052
	Kyndryl Holdings Inc.	2.700%	10/15/2028	7,586	7,123
	Lam Research Corp.	4.000%	3/15/2029	27,153	26,916
	Lam Research Corp.	1.900%	6/15/2030	2,551	2,312
	Leidos Inc.	4.100%	3/15/2029	14,207	14,017
	Leidos Inc.	4.375%	5/15/2030	8,555	8,417
	Leidos Inc.	2.300%	2/15/2031	19,080	17,035
	Marvell Technology Inc.	2.450%	4/15/2028	19,732	19,026
[2]	Marvell Technology Inc.	4.875%	6/22/2028	1,826	1,840
	Marvell Technology Inc.	5.750%	2/15/2029	3,242	3,335
	Marvell Technology Inc.	4.750%	7/15/2030	6,646	6,667
	Marvell Technology Inc.	2.950%	4/15/2031	16,850	15,523
	Microchip Technology Inc.	4.900%	3/15/2028	22,464	22,585
	Microchip Technology Inc.	5.050%	3/15/2029	33,435	33,745
	Microchip Technology Inc.	5.050%	2/15/2030	10,037	10,129
	Microsoft Corp.	1.350%	9/15/2030	8,705	7,753
[3]	Mobility Global Inc.	5.050%	6/15/2029	10,953	11,005
[3]	Mobility Global Inc.	5.450%	6/15/2031	4,136	4,182
	Moody's Corp.	3.250%	1/15/2028	7,734	7,615
	Moody's Corp.	4.250%	2/1/2029	11,496	11,454
	Motorola Solutions Inc.	4.600%	2/23/2028	12,845	12,898
	Motorola Solutions Inc.	5.000%	4/15/2029	16,769	16,978
	Motorola Solutions Inc.	4.600%	5/23/2029	2,528	2,532
	Motorola Solutions Inc.	4.850%	8/15/2030	5,930	5,961
	Motorola Solutions Inc.	2.300%	11/15/2030	8,962	8,096
	Motorola Solutions Inc.	2.750%	5/24/2031	23,983	21,816
	NetApp Inc.	2.375%	6/22/2027	5,042	4,939
	NetApp Inc.	2.700%	6/22/2030	9,366	8,631
	Nokia OYJ	4.375%	6/12/2027	2,761	2,751
	NVIDIA Corp.	1.550%	6/15/2028	35,626	33,896
	NVIDIA Corp.	2.850%	4/1/2030	8,089	7,674
	NXP BV	4.400%	6/1/2027	455	456
	NXP BV	4.300%	8/19/2028	100	100
	NXP BV	5.550%	12/1/2028	506	517
	NXP BV	4.300%	6/18/2029	18,596	18,434
	NXP BV	3.400%	5/1/2030	18,612	17,763
	NXP BV	2.500%	5/11/2031	16,900	15,186
	Oracle Corp.	3.250%	11/15/2027	39,450	38,697
	Oracle Corp.	2.300%	3/25/2028	54,583	52,269
	Oracle Corp.	4.500%	5/6/2028	2,636	2,630
	Oracle Corp.	4.800%	8/3/2028	24,331	24,329
	Oracle Corp.	4.550%	2/4/2029	55,467	54,920
[2]	Oracle Corp.	4.200%	9/27/2029	37,756	36,801
	Oracle Corp.	6.150%	11/9/2029	78	81
	Oracle Corp.	2.950%	4/1/2030	48,779	44,969
	Oracle Corp.	3.250%	5/15/2030	63	59
	Oracle Corp.	4.450%	9/26/2030	63,785	61,820
	Oracle Corp.	4.950%	2/4/2031	79,829	78,478
	Oracle Corp.	2.875%	3/25/2031	55,427	49,639
	Paychex Inc.	5.100%	4/15/2030	43,359	43,850
	Qorvo Inc.	4.375%	10/15/2029	7,383	7,236
	QUALCOMM Inc.	1.300%	5/20/2028	1,123	1,062
	QUALCOMM Inc.	2.150%	5/20/2030	33,806	30,963
	QUALCOMM Inc.	4.500%	5/20/2030	283	284
	Quanta Services Inc.	4.750%	8/9/2027	18,228	18,300
	Quanta Services Inc.	4.300%	8/9/2028	100	100
	Quanta Services Inc.	2.900%	10/1/2030	14,474	13,483
	Quanta Services Inc.	4.500%	1/15/2031	12,456	12,335
	RELX Capital Inc.	4.000%	3/18/2029	21,625	21,342
	RELX Capital Inc.	4.750%	3/27/2030	6,403	6,428
	Roper Technologies Inc.	4.200%	9/15/2028	21,712	21,537
	Roper Technologies Inc.	2.950%	9/15/2029	2,708	2,565
	Roper Technologies Inc.	4.500%	10/15/2029	6,393	6,343
	Roper Technologies Inc.	2.000%	6/30/2030	18,998	17,014
	Roper Technologies Inc.	4.450%	9/15/2030	11,425	11,256
	Roper Technologies Inc.	1.750%	2/15/2031	16,265	14,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	4.750%	8/1/2028	16,155	16,281
	S&P Global Inc.	2.950%	3/1/2029	25,059	24,082
	S&P Global Inc.	4.250%	5/1/2029	31,424	31,267
	S&P Global Inc.	2.500%	12/1/2029	617	578
	S&P Global Inc.	1.250%	8/15/2030	634	554
[3]	S&P Global Inc.	4.250%	1/15/2031	15,478	15,237
	Salesforce Inc.	4.500%	3/15/2028	52,565	52,650
	Salesforce Inc.	3.700%	4/11/2028	29,985	29,644
	Salesforce Inc.	1.500%	7/15/2028	24,253	22,844
	Salesforce Inc.	4.650%	3/15/2029	32,650	32,718
	Salesforce Inc.	4.900%	9/15/2031	19,125	19,138
	ServiceNow Inc.	4.250%	5/15/2028	12,637	12,636
	ServiceNow Inc.	1.400%	9/1/2030	30,049	26,388
	ServiceNow Inc.	4.700%	8/15/2031	2,081	2,080
	Synopsys Inc.	4.650%	4/1/2028	21,691	21,779
	Synopsys Inc.	4.850%	4/1/2030	38,239	38,444
	TD SYNNEX Corp.	4.300%	1/17/2029	10,685	10,580
	Teledyne FLIR LLC	2.500%	8/1/2030	863	791
	Texas Instruments Inc.	2.900%	11/3/2027	2,805	2,760
	Texas Instruments Inc.	4.600%	2/15/2028	18,291	18,415
	Texas Instruments Inc.	4.600%	2/8/2029	15,934	16,109
	Texas Instruments Inc.	2.250%	9/4/2029	13,633	12,770
	Texas Instruments Inc.	1.750%	5/4/2030	11,364	10,274
	Texas Instruments Inc.	4.500%	5/23/2030	20,405	20,490
	TSMC Arizona Corp.	4.125%	4/22/2029	15,098	15,027
	Verisk Analytics Inc.	4.125%	3/15/2029	18,179	17,968
	Verisk Analytics Inc.	4.450%	3/15/2031	5,836	5,739
	VMware LLC	1.800%	8/15/2028	22,417	21,194
	VMware LLC	4.700%	5/15/2030	11,903	11,940
	Workday Inc.	3.700%	4/1/2029	12,578	12,262
	Xilinx Inc.	2.375%	6/1/2030	23,876	22,071
					4,055,410
Utilities (7.1%)
	AEP Texas Inc.	3.950%	6/1/2028	841	832
	AEP Texas Inc.	5.450%	5/15/2029	4,472	4,577
[2]	AEP Texas Inc.	2.100%	7/1/2030	11,603	10,526
	AES Corp.	5.450%	6/1/2028	32,545	32,883
	AES Corp.	2.450%	1/15/2031	6,152	5,510
[2]	Alabama Power Co.	1.450%	9/15/2030	16,465	14,500
[2]	Alabama Power Co.	4.300%	3/15/2031	7,768	7,666
	Alliant Energy Corp.	5.750%	4/1/2056	5,882	5,811
	Ameren Corp.	5.000%	1/15/2029	27,905	28,212
	Ameren Corp.	3.500%	1/15/2031	17,641	16,731
	Ameren Illinois Co.	3.800%	5/15/2028	853	845
	American Electric Power Co. Inc.	5.750%	11/1/2027	14,520	14,777
	American Electric Power Co. Inc.	3.200%	11/13/2027	143	141
[2]	American Electric Power Co. Inc.	4.300%	12/1/2028	15,474	15,439
	American Electric Power Co. Inc.	5.200%	1/15/2029	34,124	34,706
	American Electric Power Co. Inc.	2.300%	3/1/2030	700	644
[2]	American Electric Power Co. Inc.	7.050%	12/15/2054	9,260	9,607
[2]	American Electric Power Co. Inc.	5.800%	3/15/2056	20,388	20,301
	American Water Capital Corp.	2.950%	9/1/2027	17,378	17,114
	American Water Capital Corp.	3.750%	9/1/2028	14,105	13,914
	American Water Capital Corp.	3.450%	6/1/2029	6,540	6,354
	American Water Capital Corp.	4.625%	6/1/2029	4,125	4,143
	American Water Capital Corp.	2.800%	5/1/2030	10,575	9,912
[2]	Appalachian Power Co.	3.300%	6/1/2027	16,205	16,048
[2]	Appalachian Power Co.	2.700%	4/1/2031	8,973	8,182
	Arizona Public Service Co.	2.600%	8/15/2029	13,147	12,368
	Atlantic City Electric Co.	4.000%	10/15/2028	932	925
	Atlantic City Electric Co.	2.300%	3/15/2031	450	404
	Atmos Energy Corp.	3.000%	6/15/2027	16,996	16,803
	Atmos Energy Corp.	2.625%	9/15/2029	10,801	10,211
	Atmos Energy Corp.	1.500%	1/15/2031	11,502	10,056
	Avangrid Inc.	3.800%	6/1/2029	4,532	4,417
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	18,019	17,693
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	25,666	24,879
	Black Hills Corp.	5.950%	3/15/2028	60	61
	Black Hills Corp.	3.050%	10/15/2029	6,550	6,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Hills Corp.	4.550%	1/31/2031	6,595	6,519
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	17,970	18,304
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	23,118	23,345
	CenterPoint Energy Inc.	5.400%	6/1/2029	17,318	17,715
	CenterPoint Energy Inc.	2.950%	3/1/2030	5,416	5,076
[2]	CenterPoint Energy Inc.	7.000%	2/15/2055	8,799	9,129
	CenterPoint Energy Inc.	6.700%	5/15/2055	12,519	12,878
	CenterPoint Energy Inc.	5.950%	4/1/2056	5,105	5,097
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	32,146	32,650
[2]	CMS Energy Corp.	4.750%	6/1/2050	10,306	10,118
[2]	Commonwealth Edison Co.	2.950%	8/15/2027	750	739
	Commonwealth Edison Co.	3.700%	8/15/2028	9,492	9,370
	Commonwealth Edison Co.	2.200%	3/1/2030	558	514
	Commonwealth Edison Co.	4.550%	6/1/2031	11,573	11,549
	Connecticut Light & Power Co.	4.650%	1/1/2029	450	452
	Connecticut Light & Power Co.	4.950%	1/15/2030	10,325	10,471
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	10,128	9,972
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	14,926	14,799
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	10,046	9,628
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	5,550	5,008
	Constellation Energy Generation LLC	3.900%	1/8/2028	7,917	7,852
	Constellation Energy Generation LLC	5.600%	3/1/2028	13,836	14,089
	Constellation Energy Generation LLC	4.550%	6/1/2029	12,850	12,826
	Constellation Energy Generation LLC	4.400%	1/15/2031	21,390	21,096
[3]	Constellation Energy Generation LLC	3.750%	3/1/2031	17,070	16,288
	Consumers Energy Co.	4.650%	3/1/2028	25,631	25,780
	Consumers Energy Co.	4.900%	2/15/2029	11,445	11,577
	Consumers Energy Co.	4.600%	5/30/2029	7,516	7,557
	Consumers Energy Co.	4.700%	1/15/2030	27,022	27,172
	Consumers Energy Co.	4.500%	1/15/2031	1,415	1,410
	Dayton Power & Light Co.	4.550%	8/15/2030	9,090	8,972
	Dominion Energy Inc.	4.600%	5/15/2028	31,306	31,381
	Dominion Energy Inc.	4.250%	6/1/2028	6,073	6,052
[2]	Dominion Energy Inc.	3.375%	4/1/2030	31,232	29,903
	Dominion Energy Inc.	5.000%	6/15/2030	31,423	31,849
[2]	Dominion Energy Inc.	6.875%	2/1/2055	15,464	16,035
[2]	Dominion Energy Inc.	6.000%	2/15/2056	21,463	21,583
	DTE Electric Co.	2.250%	3/1/2030	9,776	9,028
[2]	DTE Electric Co.	2.625%	3/1/2031	6,548	6,006
	DTE Energy Co.	4.950%	7/1/2027	3,196	3,216
	DTE Energy Co.	4.875%	6/1/2028	28,416	28,635
	DTE Energy Co.	5.100%	3/1/2029	33,791	34,263
[2]	DTE Energy Co.	3.400%	6/15/2029	4,075	3,935
	DTE Energy Co.	5.200%	4/1/2030	36,145	36,747
	Duke Energy Carolinas LLC	3.950%	11/15/2028	2,657	2,634
	Duke Energy Carolinas LLC	2.450%	8/15/2029	22,189	20,882
	Duke Energy Carolinas LLC	2.450%	2/1/2030	1,570	1,461
	Duke Energy Carolinas LLC	4.850%	3/15/2030	24,061	24,344
	Duke Energy Carolinas LLC	2.550%	4/15/2031	11,462	10,449
	Duke Energy Corp.	5.000%	12/8/2027	26,294	26,549
	Duke Energy Corp.	4.300%	3/15/2028	28,640	28,596
	Duke Energy Corp.	4.850%	1/5/2029	21,014	21,186
	Duke Energy Corp.	3.400%	6/15/2029	6,970	6,750
	Duke Energy Corp.	2.450%	6/1/2030	9,782	9,019
	Duke Energy Florida LLC	3.800%	7/15/2028	2,658	2,635
	Duke Energy Florida LLC	2.500%	12/1/2029	7,826	7,330
	Duke Energy Florida LLC	1.750%	6/15/2030	15,428	13,855
	Duke Energy Florida LLC	4.200%	12/1/2030	14,090	13,891
	Duke Energy Ohio Inc.	2.125%	6/1/2030	22,791	20,755
	Duke Energy Progress LLC	3.700%	9/1/2028	1,050	1,037
	Duke Energy Progress LLC	3.450%	3/15/2029	5,824	5,684
	Edison International	4.125%	3/15/2028	4,430	4,367
	Edison International	5.250%	11/15/2028	22,882	22,993
	Edison International	5.450%	6/15/2029	9,815	9,899
	Edison International	6.950%	11/15/2029	15,417	16,172
	Edison International	6.250%	3/15/2030	31	32
	Edison International	4.800%	3/15/2031	14,070	13,705
	Enel Chile SA	4.875%	6/12/2028	16,847	16,916
	Entergy Arkansas LLC	4.000%	6/1/2028	17,058	16,946
	Entergy Corp.	1.900%	6/15/2028	7,087	6,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	2.800%	6/15/2030	16,699	15,582
	Entergy Corp.	7.125%	12/1/2054	30,905	32,062
	Entergy Louisiana LLC	3.120%	9/1/2027	28	28
	Entergy Mississippi LLC	2.850%	6/1/2028	440	428
	Entergy Texas Inc.	4.000%	3/30/2029	997	984
	Entergy Texas Inc.	1.750%	3/15/2031	10,509	9,187
	Essential Utilities Inc.	4.800%	8/15/2027	17,810	17,879
	Essential Utilities Inc.	3.566%	5/1/2029	9,416	9,138
	Essential Utilities Inc.	2.704%	4/15/2030	2,940	2,732
	Evergy Inc.	4.250%	3/15/2029	4,193	4,152
	Evergy Inc.	2.900%	9/15/2029	19,181	18,190
	Evergy Inc.	6.650%	6/1/2055	11,071	11,292
[2]	Evergy Metro Inc.	2.250%	6/1/2030	4,371	4,003
	Eversource Energy	4.600%	7/1/2027	6,162	6,175
[2]	Eversource Energy	3.300%	1/15/2028	11,650	11,421
	Eversource Energy	5.450%	3/1/2028	41,228	41,816
	Eversource Energy	5.950%	2/1/2029	26,573	27,419
[2]	Eversource Energy	4.250%	4/1/2029	11,696	11,597
[2]	Eversource Energy	1.650%	8/15/2030	240	212
	Eversource Energy	2.550%	3/15/2031	6,344	5,715
	Eversource Energy	5.850%	4/15/2031	1,329	1,384
	Exelon Corp.	5.150%	3/15/2028	34,569	34,970
	Exelon Corp.	5.150%	3/15/2029	578	587
	Exelon Corp.	4.050%	4/15/2030	41,062	40,173
[2]	FirstEnergy Corp.	3.900%	7/15/2027	28,480	28,304
	FirstEnergy Corp.	2.650%	3/1/2030	20,081	18,603
[3]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	2,600	2,586
[3]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	14,500	14,375
	FirstEnergy Transmission LLC	4.550%	1/15/2030	1,312	1,306
	Florida Power & Light Co.	5.050%	4/1/2028	7,386	7,493
	Florida Power & Light Co.	4.400%	5/15/2028	31,880	31,981
	Florida Power & Light Co.	5.150%	6/15/2029	6,724	6,866
	Florida Power & Light Co.	4.625%	5/15/2030	6,257	6,292
	Georgia Power Co.	4.650%	5/16/2028	19,079	19,189
	Georgia Power Co.	4.000%	10/1/2028	9,384	9,320
	Georgia Power Co.	4.600%	6/15/2029	5,950	5,984
[2]	Georgia Power Co.	2.650%	9/15/2029	8,613	8,140
	Georgia Power Co.	4.550%	3/15/2030	25,120	25,133
	Georgia Power Co.	4.850%	3/15/2031	12,228	12,356
	Hydro One Inc.	4.750%	5/30/2031	9,026	9,063
	Interstate Power & Light Co.	4.100%	9/26/2028	2,523	2,502
	Interstate Power & Light Co.	3.600%	4/1/2029	12,000	11,725
	Interstate Power & Light Co.	2.300%	6/1/2030	314	287
	IPALCO Enterprises Inc.	4.250%	5/1/2030	114	111
	ITC Holdings Corp.	3.350%	11/15/2027	10,791	10,633
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	5,826	5,759
[3]	Jersey Central Power & Light Co.	4.600%	1/15/2030	4,778	4,768
[3]	Jersey Central Power & Light Co.	4.400%	1/15/2031	3,858	3,796
	MidAmerican Energy Co.	3.650%	4/15/2029	11,472	11,243
	Mississippi Power Co.	3.950%	3/30/2028	2	2
[3]	Monongahela Power Co.	4.450%	8/15/2029	1,982	1,977
	National Fuel Gas Co.	3.950%	9/15/2027	8,300	8,227
	National Fuel Gas Co.	4.750%	9/1/2028	8,440	8,434
[1]	National Fuel Gas Co.	4.750%	5/15/2029	2,693	2,695
	National Fuel Gas Co.	5.500%	3/15/2030	15,563	15,895
	National Grid plc	5.602%	6/12/2028	23,394	23,877
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	21,823	21,817
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	10,025	9,975
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	26,118	25,721
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	1,222	1,229
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	17,895	18,023
[2]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	15,167	15,076
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	6,844	6,935
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	8,252	8,326
[2]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	7,427	7,361
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	5,374	5,371
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	42	43
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	3,354	3,399
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	860	796
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	15,407	15,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	10,000	8,667
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	4,672	4,844
[2]	Nevada Power Co.	3.700%	5/1/2029	16,259	15,940
[2]	Nevada Power Co.	2.400%	5/1/2030	1,650	1,523
	Nevada Power Co.	6.250%	5/15/2055	3,000	3,016
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	38,128	38,273
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	36,228	36,393
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	23,660	23,865
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	27,529	27,733
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	8,448	8,036
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	266	259
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	22,532	21,346
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	1,242	1,259
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	10,239	10,400
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	38,351	35,004
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	15,282	15,106
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	20,379	20,981
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	25,217	25,796
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	8,465	8,351
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	5,173	5,163
	NiSource Inc.	5.250%	3/30/2028	27,431	27,811
	NiSource Inc.	5.200%	7/1/2029	7,801	7,932
	NiSource Inc.	2.950%	9/1/2029	10,838	10,302
	NiSource Inc.	3.600%	5/1/2030	25,275	24,316
	NiSource Inc.	1.700%	2/15/2031	309	270
	NiSource Inc.	4.750%	5/18/2031	17,814	17,811
	NiSource Inc.	6.950%	11/30/2054	13,645	14,156
	Northern States Power Co.	2.250%	4/1/2031	7,091	6,385
	NSTAR Electric Co.	3.250%	5/15/2029	324	314
	NSTAR Electric Co.	4.850%	3/1/2030	4,491	4,530
	NSTAR Electric Co.	4.650%	5/15/2031	4,468	4,455
	OGE Energy Corp.	5.450%	5/15/2029	8,898	9,085
[2]	Ohio Power Co.	1.625%	1/15/2031	11,382	9,919
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	10,242	10,235
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	355	350
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	638	658
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	21,222	21,330
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	12,212	11,417
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	18,380	18,219
	ONE Gas Inc.	5.100%	4/1/2029	6,911	7,024
	Pacific Gas & Electric Co.	5.450%	6/15/2027	350	354
	Pacific Gas & Electric Co.	2.100%	8/1/2027	25,167	24,471
	Pacific Gas & Electric Co.	3.300%	12/1/2027	39,056	38,351
	Pacific Gas & Electric Co.	5.000%	6/4/2028	2,314	2,330
	Pacific Gas & Electric Co.	3.000%	6/15/2028	25,581	24,790
	Pacific Gas & Electric Co.	3.750%	7/1/2028	1,058	1,039
	Pacific Gas & Electric Co.	6.100%	1/15/2029	17,699	18,258
	Pacific Gas & Electric Co.	5.550%	5/15/2029	23,940	24,486
	Pacific Gas & Electric Co.	4.550%	7/1/2030	35,865	35,384
	Pacific Gas & Electric Co.	2.500%	2/1/2031	45,968	41,280
	Pacific Gas & Electric Co.	3.250%	6/1/2031	3,450	3,188
	PacifiCorp	5.100%	2/15/2029	8,445	8,536
	PacifiCorp	4.250%	3/15/2029	10,500	10,386
	PacifiCorp	3.500%	6/15/2029	746	719
	PacifiCorp	5.100%	4/15/2031	23,505	23,731
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	9,435	9,161
	Pinnacle West Capital Corp.	4.900%	5/15/2028	602	605
	Pinnacle West Capital Corp.	5.150%	5/15/2030	10,420	10,563
	PPL Capital Funding Inc.	4.125%	4/15/2030	55	54
	Progress Energy Inc.	7.750%	3/1/2031	25	28
	Public Service Co. of Colorado	4.150%	3/13/2029	9,127	9,062
[2]	Public Service Co. of Colorado	1.900%	1/15/2031	4,835	4,277
[2]	Public Service Electric & Gas Co.	3.700%	5/1/2028	230	228
[2]	Public Service Electric & Gas Co.	3.650%	9/1/2028	1,254	1,235
[2]	Public Service Electric & Gas Co.	3.200%	5/15/2029	10,776	10,444
[2]	Public Service Electric & Gas Co.	2.450%	1/15/2030	8,467	7,896
[2]	Public Service Electric & Gas Co.	4.200%	1/1/2031	14,694	14,470
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	8,454	8,629
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	10,163	10,450
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	20,206	20,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	23,640	23,854
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	3,100	2,736
	Puget Energy Inc.	2.379%	6/15/2028	545	521
	Puget Energy Inc.	4.100%	6/15/2030	10,894	10,566
	San Diego Gas & Electric Co.	4.950%	8/15/2028	11,454	11,573
[2]	San Diego Gas & Electric Co.	1.700%	10/1/2030	14,265	12,648
	Sempra	3.250%	6/15/2027	2,200	2,174
	Sempra	3.400%	2/1/2028	12,664	12,434
	Sempra	3.700%	4/1/2029	2,377	2,322
	Sempra	6.875%	10/1/2054	20,560	20,996
	Sempra	6.625%	4/1/2055	7,765	7,830
	Sempra	6.375%	4/1/2056	9,895	9,982
	Sierra Pacific Power Co.	6.200%	12/15/2055	5,750	5,686
[2]	Southern California Edison Co.	4.700%	6/1/2027	22,522	22,577
	Southern California Edison Co.	5.850%	11/1/2027	430	437
[2]	Southern California Edison Co.	3.650%	3/1/2028	421	414
	Southern California Edison Co.	5.300%	3/1/2028	16,340	16,518
	Southern California Edison Co.	5.650%	10/1/2028	22,577	23,050
[2]	Southern California Edison Co.	4.200%	3/1/2029	27,347	26,999
	Southern California Edison Co.	5.150%	6/1/2029	9,963	10,061
	Southern California Edison Co.	2.850%	8/1/2029	355	335
	Southern California Edison Co.	5.250%	3/15/2030	18,248	18,475
	Southern California Edison Co.	2.250%	6/1/2030	1,813	1,640
[2]	Southern California Gas Co.	2.550%	2/1/2030	11,421	10,686
	Southern Co.	5.113%	8/1/2027	6,389	6,439
[2]	Southern Co.	1.750%	3/15/2028	720	688
	Southern Co.	4.850%	6/15/2028	21,613	21,777
	Southern Co.	5.500%	3/15/2029	17,967	18,415
[2]	Southern Co.	3.700%	4/30/2030	28,690	27,774
[2]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	5,331	5,292
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	10,606	9,351
[2]	Southern Power Co.	4.250%	10/1/2030	6,195	6,112
	Southwest Gas Corp.	5.800%	12/1/2027	1,493	1,521
	Southwest Gas Corp.	5.450%	3/23/2028	8,535	8,664
[2]	Southwestern Electric Power Co.	4.100%	9/15/2028	11,661	11,545
	System Energy Resources Inc.	6.000%	4/15/2028	640	656
	Tampa Electric Co.	4.900%	3/1/2029	5,820	5,877
	Tampa Electric Co.	2.400%	3/15/2031	6,775	6,112
	Union Electric Co.	2.950%	6/15/2027	11,664	11,519
	Union Electric Co.	3.500%	3/15/2029	7,727	7,541
	Union Electric Co.	2.950%	3/15/2030	4,126	3,902
	United Utilities plc	6.875%	8/15/2028	4,689	4,906
[2]	Virginia Electric & Power Co.	3.800%	4/1/2028	4,949	4,901
[3]	Vistra Operations Co. LLC	4.550%	10/30/2028	4,800	4,779
[3]	Vistra Operations Co. LLC	5.000%	4/30/2031	24,406	24,265
	WEC Energy Group Inc.	5.150%	10/1/2027	13,099	13,219
	WEC Energy Group Inc.	1.375%	10/15/2027	86	83
	WEC Energy Group Inc.	4.750%	1/15/2028	25,672	25,807
	WEC Energy Group Inc.	5.625%	5/15/2056	3,666	3,640
	Wisconsin Electric Power Co.	3.950%	3/1/2029	5,550	5,483
	Wisconsin Electric Power Co.	5.000%	5/15/2029	2,957	3,003
	Wisconsin Electric Power Co.	4.150%	10/15/2030	23,192	22,825
	Wisconsin Power & Light Co.	3.050%	10/15/2027	337	331
	Wisconsin Power & Light Co.	3.000%	7/1/2029	1,600	1,536
	Wisconsin Public Service Corp.	4.550%	12/1/2029	4,675	4,684
	Wisconsin Public Service Corp.	4.250%	1/15/2031	12,410	12,249
	Xcel Energy Inc.	4.750%	3/21/2028	19,872	19,953
	Xcel Energy Inc.	4.000%	6/15/2028	1,863	1,849
	Xcel Energy Inc.	2.600%	12/1/2029	26,545	24,797
	Xcel Energy Inc.	3.400%	6/1/2030	16,722	15,936
					3,605,484
Total Corporate Bonds (Cost $49,710,949)					49,640,162

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[5]	Vanguard Market Liquidity Fund (Cost $1,010,441)	3.667%	10,105,415	1,010,440
Total Investments (100.6%) (Cost $50,907,667)				50,836,910
Other Assets and Liabilities—Net (-0.6%)				(319,386)
Net Assets (100%)				50,517,524
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $509,412, representing 1.0% of net assets.
4	Securities with a value of $4,818 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	149	30,778	(6)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2026	(775)	(85,117)	(231)
				(237)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at May 31, 2026.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	186,308	—	186,308
Corporate Bonds	—	49,640,162	—	49,640,162
Temporary Cash Investments	1,010,440	—	—	1,010,440
Total	1,010,440	49,826,470	—	50,836,910

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(237)	—	—	(237)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.